                           Registration No. 33-13774

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6

                                 POST-EFFECTIVE
                                AMENDMENT NO. 23

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                             SEPARATE ACCOUNT FOUR
                                       OF
                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                             (Exact name of trust)

                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                              (Name of depositor)

                             500 N. Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of depositor's principal executive offices)


   JAMES D. GALLAGHER, ESQ.
   Secretary and General Counsel            Notice to:
   The Manufacturers Life                   W. Randolph Thompson, Esq., Of Counsel
   Insurance Company of America             Jones & Blouch L.L.P., Suite 405W
   500 N. Woodward Avenue                   1025 Thomas Jefferson St., N.W.
   Bloomfield Hills, Michigan 48304               Washington, D.C. 20007
   (Name and Address of Agent for Service)


       It is proposed that this filing will become effective:
      ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1996 pursuant to paragraph (b) of Rule 485
      ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___ on ____________________ pursuant to paragraph (a)(1) of Rule 485
      ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485



     Registrant has registered, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of variable life insurance policies for sale under the Securities Act of 1933 and filed a Rule 24f-2 notice on February 25, 1997 for its fiscal year ended December 31, 1996.

                             SEPARATE ACCOUNT FOUR
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                       Registration Statement on Form S-6
                             Cross-Reference Sheet



Form
N-8B-2
Item No.                      Caption in Prospectus



1   ----- Cover Page; General Information About Manufacturers Life of
     America, Separate Account Four, and NASL Series Trust
     (What Is Manufacturers Life of America's Separate Account Four?)
2   ----- Cover Page; General Information About Manufacturers Life of
     America, Separate Account Four, and NASL Series Trust
     (Who Are Manufacturers Life Of America And Manufacturers Life?)
3   ----- *
4   ----- Other Matters (Who Sells The Policies And What Are The Sales
     Commissions?)
5   ----- General Information About Manufacturers Life Of America, Separate
     Account Four, and NASL Series Trust (What Is Manufacturers Life of America's Separate Account Four?)
6   ----- General Information About Manufacturers Life of America, Separate
     Account Four, and NASL Series Trust (What Is Manufacturers Life of America's Separate Account Four?)
7   ----- *
8   ----- *
9   ----- Other Matters (Is There Any Litigation Pending?)
10 ----- Detailed Information About The Policies
11 ----- General Information About Manufacturers Life Of America, Separate
     Account Four, and NASL Series Trust (What Is NASL Series Trust?)
12 ----- General Information About Manufacturers Life Of America, Separate
     Account Four, and NASL Series Trust (What Is NASL Series Trust?)
13 ----- Detailed Information About The Policies (Charges)
14 ----- Detailed Information About the Policies (Premium Provisions -- What
     Are the Requirements and Procedures for Issuance of a Policy?); Other Matters (What Responsibilities Has Manufacturers Life Assumed?)
15 ----- Detailed Information About The Policies (Premium Provisions -- What
     Are the Requirements and Procedures for Issuance of a Policy?)
16 ----- **
17 ----- Detailed Information About The Policies (Policy Values -- How May a
     Policyowner Obtain the Net Cash Surrender Value?; Other Provisions -- When Are Proceeds Paid?)
18 ----- General Information About Manufacturers Life Of America, Separate
     Account Four, and NASL Series Trust


* Omitted since answer is negative or item is not applicable.
** Omitted.

Form
N-8B-2
Item No.                     Caption in Prospectus


19 ----- Detailed Information About The Policies (Other Provisions -- What Reports Will Be Sent To Policyowners?); Other Matters (What Responsibilities Has Manufacturers Life Assumed?)
20   ----- *
21   ----- Detailed Information About The Policies
22   ----- *
23   ----- **
24 ----- Detailed Information About the Policies (Other Provisions -- What Are The Other General Policy Provisions?)
25 ----- General Information About Manufacturers Life Of America, Separate Account Four, and NASL Series Trust (Who Are Manufacturers Life Of
     America And Manufacturers Life?)
26   ----- *
27   ----- **
28 ----- Other Matters (Who Are The Directors And Officers Of Manufacturers Life Of America?)
29 ----- General Information About Manufacturers Life Of America, Separate Account Four, and NASL Series Trust (Who Are Manufacturers Life Of
     America And Manufacturers Life?)
30   ----- *
31   ----- *
32   ----- *
33   ----- *
34   ----- *
35   ----- **
36   ----- *
37   ----- *
38 ----- Other Matters (Who Sells The Policies And What Are The Sales Commissions?; What Responsibilities Has Manufacturers Life Assumed?)
39 ----- Other Matters (Who Sells The Policies And What Are The Sales Commissions?)
40   ----- *
41   ----- **
42   ----- *
43   ----- *
44 ----- Detailed Information About The Policies (Policy Values -- What Is the Policy Value and How Is It Determined?)
45   ----- *
46 ----- Detailed Information About The Policies (Policy Values -- How May a Policyowner Obtain the Net Cash Surrender Value?; Other Provisions -- When Are Proceeds Paid?)
47 ----- General Information About Manufacturers Life Of America, Separate Account Four, and NASL Series Trust (What Is NASL Series Trust?)
48   ----- *
49   ----- *


* Omitted since answer is negative or item is not applicable.
** Omitted.

Form
N-8B-2
Item No.                         Caption in Prospectus


50 ----- General Information About Manufacturers Life Of America, Separate Account Four, and NASL Series Trust (What Is Manufacturers Life Of America's Separate Account Four?)
51   ----- Detailed Information About The Policies
52 ----- Detailed Information About The Policies (Other Provisions -- Under What Circumstances May Portfolio Shares Be Substituted?)
53   ----- **
54   ----- *
55   ----- *
56   ----- *
57   ----- *
58   ----- *
59   ----- Financial Statements


* Omitted since answer is negative or item is not applicable.
** Omitted.

                                     PART I

                                   PROSPECTUS

                                      LOGO

              PROSPECTUS FOR

              FLEXIBLE PREMIUM VARIABLE
              LIFE INSURANCE

              ISSUED BY

              THE MANUFACTURERS LIFE INSURANCE
              COMPANY OF AMERICA

              PROSPECTUS

              THE MANUFACTURERS LIFE INSURANCE
              COMPANY OF AMERICA
              SEPARATE ACCOUNT FOUR
              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the flexible premium variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). The Policies are designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs. The Policies provide for: (1) a Net Cash Surrender Value that can be obtained by surrendering the Policy; (2) policy loans; and (3) an insurance benefit payable at the life insured's death. As long as a Policy remains in force, the death benefit will not be less than the current face amount of the Policy.


Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Four (the "Separate Account") to which the policyowner allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular investment portfolio ( a "Portfolio") of NASL Series Trust. The accompanying prospectus for NASL Series Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios in which net premiums may be invested. The Portfolios available for allocation of net premiums are the following: Pacific Rim Emerging Markets Trust, Science & Technology Trust, International Small Cap Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Small/Mid Cap Trust, International Stock Trust, Worldwide Growth Trust, Global Equity Trust, Growth Trust, Equity Trust, Quantitative Equity Trust (formerly the Common Stock Fund), Equity Index Trust, Blue Chip Growth Trust, Real Estate Securities Trust, Value Trust, International Growth and Income Trust, Growth and Income Trust, Equity-Income Trust, Balanced Trust, Aggressive Asset Allocation Trust, Moderate Asset Allocation Trust, Conservative Asset Allocation Trust, High Yield Trust, Strategic Bond Trust, Global Government Bond Trust, Capital Growth Bond Trust, Investment Quality Bond Trust, U.S. Government Securities Trust, Money Market Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and Lifestyle Conservative 280 Trust (collectively the "NASL Trusts"). Other sub-accounts and Portfolios may be added in the future.


Prospective purchasers should note that it may not be advisable to purchase a Policy as a replacement for existing insurance.

BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. A POLICYOWNER CONTEMPLATING SURRENDER OF A POLICY SHOULD PAY SPECIAL ATTENTION TO THE REFUND RIGHTS DESCRIBED IN THIS PROSPECTUS, WHICH ARE AVAILABLE ONLY DURING THE FIRST TWO YEARS FOLLOWING ISSUANCE OF THE POLICY OR FOLLOWING AN INCREASE IN FACE AMOUNT. ALSO, POLICYOWNERS SHOULD NOTE THAT THEIR POLICY COULD BE A MODIFIED ENDOWMENT CONTRACT UNDER FEDERAL TAX LAW AND ANY POLICY LOAN OR SURRENDER MAY RESULT IN ADVERSE TAX CONSEQUENCES AND A PENALTY.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR NASL SERIES TRUST.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Manufacturers Life Insurance
Company of America
500 North Woodward Avenue,
Bloomfield Hills, Michigan 48304

Service Office:
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
TELEPHONE: 1 (800) 827-4546
             1 (800) VARILIN(E)


THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                              PROSPECTUS CONTENTS


                                                                                         PAGE
                                                                                       ------
DEFINITIONS............................................................................      1
INTRODUCTION TO POLICIES...............................................................      1
GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA, SEPARATE ACCOUNT FOUR, AND
  NASL SERIES TRUST....................................................................     10
     Who Are Manufacturers Life of America And Manufacturers Life?.....................     10
     What Is Manufacturers Life of America's Separate Account Four?....................     10
     What Is NASL Series Trust?........................................................     10
     What Are The Investment Objectives and Certain Policies Of The Portfolios?........     12
DETAILED INFORMATION ABOUT THE POLICIES................................................     15
  PREMIUM PROVISIONS...................................................................     15
     What Are The Requirements And Procedures For Issuance Of A Policy?................     15
     What Limitations Apply To Premium Amounts?........................................     16
     Is There A Death Benefit Guarantee?...............................................     17
     When Does A Policy Go Into Default?...............................................     17
     How Can A Terminated Policy Be Reinstated?........................................     18
     How May Net Premiums Be Invested?.................................................     18
     Is There A Short-Term Cancellation Right, Or "Free Look"?.........................     18
     What Are The Conversion Privileges Of The Policy?.................................     19
  INSURANCE BENEFIT....................................................................     19
     What Is The Insurance Benefit?....................................................     19
     What Death Benefit Options Are Available?.........................................     19
     Can The Death Benefit Option Be Changed?..........................................     20
     Can The Face Amount Of A Policy Be Changed?.......................................     20
  POLICY VALUES........................................................................     21
     What Is The Policy Value And How Is It Determined?................................     21
     Transfers Of Policy Value.........................................................     22
     What Are The Provisions Governing Policy Loans?...................................     23
     How May A Policyowner Obtain The Net Cash Surrender Value?........................     26
  CHARGES..............................................................................     27
     What Deductions Are Made From Premiums?...........................................     27
     What Are The Surrender Charges?...................................................     27
     What Are The Monthly Deductions?..................................................     31
     Are There Special Provisions For Group Or Sponsored Arrangements?.................     32
     Are There Special Provisions For Exchanges?.......................................     32
     What Are The Risk Charges Assessed Against Separate Account Assets?...............     33
     Are There Other Relevant Charges?.................................................     33
  THE GENERAL ACCOUNT..................................................................     35
     What Is The General Account?......................................................     35
  OTHER PROVISIONS.....................................................................     35
     What Supplementary Benefits Are Available?........................................     35
     Under What Circumstances May Portfolio Shares Be Substituted?.....................     35
     What Are The Other General Policy Provisions?.....................................     36
     When Are Proceeds Paid?...........................................................     36
     What Reports Will Be Sent To Policyowners?........................................     37
  OTHER MATTERS........................................................................     37
     What Is The Federal Tax Treatment Of The Policies?................................     37
     Tax Status Of The Policy..........................................................     37
     What Is The Tax Treatment Of Policy Benefits?.....................................     38
     What Are The Company's Tax Considerations?........................................     40

                                                                                         PAGE
                                                                                       ------
     Who Sells The Policies And What Are The Sales Commissions?........................     41
     What Responsibilities Has Manufacturers Life Assumed?.............................     41
     What Are The Voting Rights?.......................................................     41
     Who Are The Directors And Officers Of Manufacturers Life of America?..............     42
     What State Regulations Apply?.....................................................     43
     Is There Any Litigation Pending?..................................................     43
     Where Can Further Information Be Found?...........................................     43
     Legal Considerations..............................................................     43
     Legal Matters.....................................................................     44
     Experts...........................................................................     44
     Financial Statements..............................................................     45
     Appendix..........................................................................     73



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF NASL SERIES TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF NASL SERIES TRUST.


You are urged to examine this prospectus carefully. The INTRODUCTION TO POLICIES will briefly describe the Flexible Premium Variable Life Insurance Policy. More detailed information will be found further in the prospectus.

DEFINITIONS

Business Day -- any day that the net asset value of the underlying shares of a sub-account of the Separate Account is determined.

Cash Surrender Value -- the Policy Value less the deferred sales charge, the deferred underwriting charge and any outstanding monthly deductions due.

Guaranteed Interest Account -- that part of the Policy Value which reflects the value the policyowner has in the general account of Manufacturers Life of America.

Investment Account -- that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Loan Account -- that part of the Policy Value which reflects policy loans and interest credited to the Policy Value in connection with such loans.

Modified Policy Debt -- as of any date the Policy Debt plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%.

Net Cash Surrender Value -- the Cash Surrender Value less the value in the Loan Account.

Net Policy Value -- the Policy Value less the value in the Loan Account.

Policy Debt -- as of any date the aggregate amount of policy loans, including borrowed interest, less any loan repayments.

Policy Value -- the sum of the values in the Loan Account, the Guaranteed Interest Account and the Investment Accounts.

Service Office -- the office we designate to service the Policies, which is shown on the cover page of this prospectus.

Target Premium -- a premium amount used to measure the maximum deferred sales charge under a Policy. The Target Premium for the initial face amount is set forth in the Policy. The policyowner will be advised of the Target Premium for any increase in face amount.

Withdrawal Tier Amount -- as of any date the product of the Net Cash Surrender Value at the previous policy anniversary multiplied by 10%.

INTRODUCTION TO POLICIES

The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt and the death benefit is not determined by the corridor percentage test (see "What Death Benefit Options are Available").

GENERAL. The Policy provides a death benefit in the event of the death of the life insured. There are two death benefit options. The policyowner may change death benefit options and may increase or decrease the face amount of the Policy.

Premium payments may be made at any time and in any amount, subject to certain limitations (see "What Limitations Apply to Premium Amounts").

After certain deductions, premiums will be allocated, according to the policyowner's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Four. Assets of the sub-accounts of Separate Account Four are invested in shares of a particular Portfolio of NASL Series Trust. Allocation instructions may be changed at any time and transfers among the accounts may be made (see "Transfers of Policy Value").

The Portfolios currently offered are the: Pacific Rim Emerging Markets Trust, Science & Technology Trust, International Small Cap Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Small/Mid Cap Trust, International Stock Trust, Worldwide Growth Trust, Global Equity Trust, Growth Trust, Equity Trust, Quantitative Equity Trust (formerly the Common Stock Fund), Equity Index Trust, Blue Chip Growth Trust, Real Estate Securities Trust, Value Trust, International Growth and Income Trust, Growth and Income Trust, Equity-Income Trust, Balanced Trust, Aggressive Asset Allocation Trust, Moderate Asset Allocation Trust, Conservative Asset Allocation Trust, High Yield Trust, Strategic Bond Trust, Global Government Bond Trust, Capital Growth Bond Trust, Investment Quality Bond Trust, U.S. Government Securities Trust, Money Market Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and Lifestyle Conservative 280 Trust (collectively the "NASL Trusts"). Other sub-accounts and Portfolios may be added in the future.


The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which the policyowner has allocated premiums. The policyowner may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

DEATH BENEFIT.

DEATH BENEFIT OPTIONS. The policyowner elects to have the Policy's death benefit determined under one of two options:

     -  a death benefit equal to the face amount of the Policy, and

     - a death benefit equal to the face amount of the Policy plus the Policy Value.

Under either option, the death benefit may be increased to a multiple of the Policy Value to satisfy the corridor percentage test under the definition of life insurance in the Internal Revenue Code. (See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT -- "What Is The Insurance Benefit?" and "What Death Benefit Options Are Available?")

THE POLICYOWNER MAY CHANGE THE DEATH BENEFIT OPTION. A change in the death benefit option may be requested after the Policy has been in force for two years. A change in death benefit option will be effective on a policy anniversary. (See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT -- "Can The Death Benefit Option Be Changed?")

THE POLICYOWNER MAY INCREASE THE FACE AMOUNT. After the Policy has been in force for one year, an increase in the face amount of the Policy may be requested once per policy year. An increase in the face amount is subject to satisfactory evidence of insurability and will usually result in the Policy's being subject to new surrender charges. (See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT -- "Can The Face Amount Of A Policy Be Changed?")


THE POLICYOWNER MAY DECREASE THE FACE AMOUNT. A decrease in the face amount may be requested after the Policy has been in force for one year, except during the one-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may choose to decrease the increased face amount and have the deferred sales charge for the increase reduced by the refund of any excess sales load attributable to the increase. A decrease in face amount will be effective only on a policy anniversary and may result in certain surrender charges being deducted from the Policy Value. (See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT -- "Can The Face Amount Of A Policy Be Changed?")


PREMIUM PAYMENTS ARE FLEXIBLE.

The policyowner may pay premiums at any time and in any amount, subject to certain limitations. (See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "What Are The Requirements And Procedures For Issuance Of A Policy?" and "What Limitations Apply To Premium Amounts?")

In the first two policy years the policyowner must pay a minimum premium to keep the Policy in force. (See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "What Limitations Apply To Premium Amounts?" and "Is There A Death Benefit Guarantee?")

After the second policy year there is no minimum premium required; however, by complying with the minimum premium schedule for the Policy, the policyowner can ensure the Policy will not go into default prior to the life insured's reaching age 70. (See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Is There A Death Benefit Guarantee?")

Certain maximum premium limitations apply to the Policy, ensuring the Policy qualifies as life insurance under rules defined in the Internal Revenue Code. (See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "What Limitations Apply To Premium Amounts?")

SUMMARY OF CHARGES AND DEDUCTIONS.

Charges under the Policy are assessed as:

(1) deductions from premiums

     -  3% sales charge

     -  2% state premium tax

(2) surrender charges upon surrender, partial withdrawal, decrease in face amount or lapse

     -  deferred underwriting charge of $2-$6 for each $1,000 of face amount

     -  deferred sales charge of up to 47% of two Target Premiums

(3) monthly deductions

     -  administration charge of $6

     - cost of insurance charge (including $1 per $1,000 of face amount for policies less than $25,000)

     -  supplementary benefits charge


(4) certain transfers


     - a Dollar Cost Averaging transfer charge of $5 when Policy Value does not exceed $15,000

     - a charge of $25 per transfer for each transfer in excess of 12 in a policy year

(5) Separate Account charges

     - mortality and expense risk charge of .65% per annum assessed daily against the value of the Separate Account assets


(6) other charges



     Investment management fees paid by NASL Series Trust (excluding the Lifestyle Trusts) range from .25% to 1.10% of the assets of the Portfolios. Maximum expenses range from .15% to .75% of the assets of the Portfolios (excluding the Lifestyle Trusts). Because each Lifestyle Trust will invest in shares of Underlying Portfolios (all of the Portfolios except the Lifestyle Trusts) each will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios.


For a complete discussion of charges and deductions see the heading Charges And Deductions in this Introduction and the references therein.

INVESTMENT OPTIONS.

After deductions for sales charges of 3% and state premium taxes of 2%, net premiums will be allocated, according to the policyowner's instructions, to any combination of the general account or one or more of the sub-accounts of Manufacturers Life of America's Separate Account Four.

Each of the sub-accounts of Separate Account Four invests its assets in the shares of one of the following:


     -  Pacific Rim Emerging Markets Trust



     -  Science & Technology Trust



     -  International Small Cap Trust



     -  Emerging Growth Trust



     -  Pilgrim Baxter Growth Trust



     -  Small/Mid Cap Trust



     -  International Stock Trust



     -  Worldwide Growth Trust



     -  Global Equity Trust



     -  Growth Trust



     -  Equity Trust



     -  Quantitative Equity Trust



     -  Equity Index Trust



     -  Blue Chip Growth Trust



     -  Real Estate Securities Trust



     -  Value Trust



     -  International Growth and Income Trust



     -  Growth and Income Trust



     -  Equity-Income Trust



     -  Balanced Trust



     -  Aggressive Asset Allocation Trust



     -  Moderate Asset Allocation Trust



     -  Conservative Asset Allocation Trust



     -  High Yield Trust



     -  Strategic Bond Trust



     -  Global Government Bond Trust



     -  Capital Growth Bond Trust



     -  Investment Quality Bond Trust



     -  U.S. Government Securities Trust



     -  Money Market Trust



     -  Lifestyle Aggressive 1000 Trust



     -  Lifestyle Growth 820 Trust



     -  Lifestyle Balanced 640 Trust



     -  Lifestyle Moderate 460 Trust



     -  Lifestyle Conservative 280 Trust


The policyowner may change the allocation of net premiums among the general account and the sub-accounts at any time. (See GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA, SEPARATE ACCOUNT FOUR, AND NASL SERIES TRUST and DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "How May Net Premiums Be Invested?" and Policy Values -- "What Is The Policy Value And How Is It Determined?")

THE POLICY VALUE.

The Policy has a Policy Value which reflects the following: premium payments made; deduction of charges described under "Charges And Deductions" below; investment performance of the sub-accounts to which amounts have been allocated; and interest credited by the Company to amounts allocated to the general account.

The Policy Value is the sum of the values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account.

INVESTMENT ACCOUNT. An Investment Account is established under the Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. An Investment Account measures the interest of the Policy in the corresponding sub-account.

The value of each Investment Account under the Policy varies each Business Day and reflects the investment performance of the Portfolio shares held in the corresponding sub-account.

(See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "What Is The Policy Value And How Is It Determined?")

GUARANTEED INTEREST ACCOUNT. The Guaranteed Interest Account consists of that portion of the Policy Value based on net premiums allocated to and amounts transferred to the general account of the Company.

Manufacturers Life of America credits interest on amounts in the Guaranteed Interest Account at an effective annual rate guaranteed to be at least 4%. (See DETAILED INFORMATION ABOUT THE POLICIES; The General Account -- "What Is The General Account?")

LOAN ACCOUNT. When a policy loan is made, Manufacturers Life of America will establish a Loan Account under the Policy and will transfer an amount from the Investment Accounts and the Guaranteed Interest Account to the Loan Account.

The Company will credit interest to amounts in the Loan Account at an effective annual rate of at least 4%. The actual rate credited will be the rate charged on policy loans less an interest rate differential, which is currently 1.25%.

Under certain conditions the Company will credit interest to a portion of the amounts in the Loan Account at an effective annual rate equal to the rate charged on policy loans less 0.50%. (See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "What Are The Provisions Governing Policy Loans?")

TRANSFERS ARE PERMITTED. A policyowner may change the extent to which the Policy Value is based upon any specific sub-account of Separate Account Four or the Company's general account by requesting a transfer of a portion or all amounts in one account to another account.

Twelve transfers per policy year may be made. Excess transfers will be permitted at a cost of $25 per transfer. All transfer requests received at the same time are treated as a single transfer request. In addition transfers may be effected through the Dollar Cost Averaging or Asset Allocation Balancer transfer programs.

Certain restrictions may apply to transfer requests. (See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "What Is The Policy Value And How Is It Determined?" (Transfer of Policy Value))

USING THE POLICY VALUE.

BORROWING AGAINST THE POLICY VALUE. After the first policy anniversary, the policyowner may borrow against the Policy Value. The minimum loan amount is $500.

Loan interest will be charged either on a fixed basis or on a variable basis. Interest on a fixed basis will be at an effective annual rate of 8%. Interest on a variable basis will be at an effective annual rate equal to the greater of 6% or the Moody's Corporate Bond Yield Average Monthly Average Corporates. (See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values "What Are The Provisions Governing Policy Loans?")

A POLICYOWNER MAY MAKE A PARTIAL WITHDRAWAL OF THE POLICY VALUE. After a Policy has been in force for two years the policyowner may make a partial withdrawal of the Policy Value. The minimum withdrawal amount is $500. The policyowner may specify that the withdrawal is to be made from a specific Investment Account or the Guaranteed Interest Account.

A partial withdrawal may result in a reduction in the face amount of the Policy. A partial withdrawal may also result in the assessment of a portion of the surrender charges to which the Policy is subject. (See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "How May A Policyowner Obtain The Net Cash Surrender Value?" and Charges -- "What Are The Surrender Charges?")

THE POLICY MAY BE SURRENDERED FOR ITS NET CASH SURRENDER VALUE. A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living.

The Net Cash Surrender Value is equal to the Policy Value less surrender charges and outstanding monthly deductions due minus the value of the Loan Account. Surrender of a Policy within 15 years after policy issue or following an increase in the face amount will usually result in assessment of surrender charges. (See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "How May A Policyowner Obtain The Net Cash Surrender Value?" and Charges -- "What Are The Surrender Charges?")

CHARGES AND DEDUCTIONS.

CHARGES MADE FROM PREMIUM PAYMENTS. Two deductions are made when premiums are paid:

     -  a sales charge of 3% of premium, and

     -  a charge of 2% for state premium taxes.

The 3% sales charge and the deferred sales charge described below compensate the Company for some of the expenses of selling and distributing the Policies. (See DETAILED INFORMATION ABOUT THE POLICIES; Charges -- "What Deductions Are Made From Premiums?") A portion of the sales charge and the deferred sales charge may be subject to refund under certain circumstances. (See DETAILED INFORMATION ABOUT THE POLICIES; Charges -- "What Are The Surrender Charges?"; Refund Of Excess Sales Charges)

CHARGES ON SURRENDER. Manufacturers Life of America will usually deduct a deferred underwriting charge and a deferred sales charge if, during the 15 years following Policy issue or an increase in the face amount:

     -  the Policy is surrendered for its Net Cash Surrender Value,

     -  a partial withdrawal is made in excess of the Withdrawal Tier Amount,

     -  a decrease in face amount is requested, or

     -  the Policy lapses.

The deferred underwriting charge ranges from $2.00 to $6.00 for each $1,000 of face amount depending on the age of the life insured. The charge is guaranteed not to exceed $1,000 for each level of coverage.

The maximum deferred sales charge is 47% of premiums paid up to two Target Premiums.

The full amount of charges will be in effect for up to five years following issue of the Policy. Beginning no later than the sixth year these charges grade downward each month over a 10-year period. In the event of a face amount increase, the charges applicable to the increase, which will be at the same rates that would apply if a Policy were issued to the life insured at his or her then attained age, will be in effect for up to five years following such increase and thereafter grade downward over a 10-year period. (See DETAILED INFORMATION ABOUT THE POLICIES; Charges -- "What Are The Surrender Charges?")

SALES CHARGE REFUND. If the Policy is surrendered at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase or face amount decreased during the second year after issuance or after increase in face amount, Manufacturers Life of America will refund the difference, if any, between total sales charges deducted and the maximum sales charge allowable with respect to the Policy or the increase, as applicable. (See DETAILED INFORMATION ABOUT THE POLICIES; Charges -- "What Are The Surrender Charges?") If the Policy is surrendered after such two-year period, no refund will be available and the full amount of the surrender charge will apply.

MONTHLY CHARGES. At the beginning of each month Manufacturers Life of America deducts from the Policy Value:

     -  an administration charge of $6,

     - a charge for the cost of insurance (plus, if applicable, $1 per $1,000 of face amount for policies with a face amount of less than $25,000), and

     -  a charge for any supplementary benefits added to the Policy.

The cost of insurance charge varies based on the net amount at risk under the Policy and the applicable cost of insurance rate. Cost of insurance rates vary according to age, amount of coverage, duration of coverage, and sex and risk class of the life insured. The maximum cost of insurance rate that can be charged is guaranteed not to exceed the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. Currently, the cost of insurance rates assessed under the Policies are less than the maximum rates that can be charged. The cost of insurance charge will reflect any extra charges for additional ratings as indicated in the Policy. (See DETAILED INFORMATION ABOUT THE POLICIES; Charges -- "What Are The Monthly Deductions?")

CHARGES FOR CERTAIN TRANSFERS. Charges will be imposed on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve in a policy year, and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy Values "Transfers of Policy Value."

CHARGES ASSESSED AGAINST ASSETS OF THE SEPARATE ACCOUNT. Manufacturers Life of America makes a daily charge to the Separate Account at an annual rate of .65% of the value of the Separate Account assets for the mortality and expense risks it assumes under the Policies. (See DETAILED INFORMATION ABOUT THE POLICIES; Charges -- "What Are The Risk Charges Assessed Against Separate Account Assets?")

OTHER CHARGES. Manufacturers Life of America reserves the right to charge or establish a provision for any federal, state or local taxes that may be attributable to the Separate Account or the operations of the Company with respect to the Policies. No such charge is currently made.

Certain expenses are, or will be, assessed against the assets of Portfolios, as follows:


Investment Management Fees and Expenses



Investment management fees paid by NASL Series Trust (excluding the Lifestyle Trusts) range from .25% to 1.10% of the assets of the Portfolios.* Maximum expenses range from .15% to .75% of the assets of the Portfolios (excluding the Lifestyle Trusts).* Because each Lifestyle Trust will invest in shares of Underlying Portfolios each will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios. See Detailed Information About The Policies; Charges and Deductions -- "Other Charges."



*NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year beginning January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Common Stock Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets.


SUPPLEMENTARY BENEFITS.

A policyowner may choose to include certain supplementary benefits to the Policy. These supplementary benefits include life insurance for additional insured persons and a change of life insured option (corporate-owned Policies only) for Policies purchased before October 1, 1996 and a change of life insured option and flexible term insurance option for Policies purchased on or after October 1, 1996 and, if permitted by applicable state law, an accelerated death benefit. The cost of any supplementary benefits will be deducted from the Policy Value monthly. (See DETAILED INFORMATION ABOUT THE POLICIES; Other Provisions -- "What Supplementary Benefits Are Available?")

DEFAULT.

The Policy will go into default (a) during the first two policy years, if the policyowner does not pay the required minimum premiums, or (b) after the second policy anniversary, if at the beginning of any policy month the Policy's Net Cash Surrender Value would go below zero after deducting the monthly charges then due. The Company will notify the policyowner in the event the Policy goes into default, and will allow a grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. If the required premium is not paid during the grace period the Policy will terminate. (See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "When Does A Policy Go Into Default?")

DEATH BENEFIT GUARANTEE.

As long as the premiums paid by the policyowner at least equal the minimum premiums for the Policy, the Company guarantees that the Policy will not go into default prior to the life insured's age 70, regardless of the investment performance of the Funds underlying the Policy Value. (See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Is There A Death Benefit Guarantee?")

REINSTATEMENT.

A terminated policy may be reinstated by the policyowner within the five-year period following the date of termination, providing certain conditions are met. (See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "How Can A Terminated Policy Be Reinstated?")

FREE LOOK.

A Policy may be returned for a full refund within the later of:

     -  10 days after it is received

     -  45 days after the application for the Policy is signed

     - 10 days after Manufacturers Life of America mails or delivers a notice of this right of withdrawal.

If a policyowner requests an increase in face amount which results in new surrender charges, these rights to cancel the increase will also apply. (See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Is There A Short-Term Cancellation Right, Or 'Free Look'?")

CONVERSION.

At any time, the policyowner may convert the Policy to a fixed benefit Policy with a Policy Value, other values based on the Policy Value and a death benefit which is determinable and guaranteed. The conversion is effected by transferring the Policy Value in all of the Investment Accounts to the Guaranteed Interest Account. (See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "What Are The Conversion Privileges Of The Policy?")

FEDERAL TAX MATTERS.

Manufacturers Life of America believes that a Policy issued on a standard risk class basis should meet the definition of a life insurance contract as set forth in Section 7702 of the Internal Revenue Code of 1986. With respect to a Policy issued on a substandard basis, there is less guidance available to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract, particularly if the policyowner pays the full amount of premiums permitted under such a Policy. Assuming that a Policy qualifies as a life insurance contract for federal income tax payments, a policyowner should not be deemed to be in constructive receipt of Policy Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds. See Other Matters "What Is The Federal Tax Treatment Of The Policies?" (Tax Status Of The Policy).


Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. See Other Matters "What Is The Tax Treatment Of Policy Benefits?" (Tax Treatment Of Policy Benefits).


If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of investment in the Policy and then a disbursement of taxable income. Moreover, loans will not be treated as distributions. A policyowner considering the use of systematic policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. Finally, neither distributions nor loans under a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. See Other Matters "What Is The Tax Treatment Of Policy Benefits?" (Distributions From Policies Not Classified As Modified Endowment Contracts).

The United States Congress has in the past considered, and in the future may consider legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, or adopt new interpretations of existing laws, state tax laws or, if the policyowner is not a United States resident, foreign tax laws, which may affect the tax consequences to him or her, the lives insured or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted. Any such change could have a retroactive effect regardless of the date of enactment. The Company suggests that a tax adviser be consulted.

ESTATE AND GENERATION-SKIPPING TAXES.

The proceeds of this life insurance policy may be taxable under Estate and Generation-Skipping Tax provisions of the Internal Revenue Code. The policyowner should consult his or her tax adviser regarding these taxes.

GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA, SEPARATE ACCOUNT FOUR, AND NASL SERIES TRUST

WHO ARE MANUFACTURERS LIFE OF AMERICA AND MANUFACTURERS LIFE?


Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.), ("Manufacturers USA") is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Manufacturers USA, a life insurance company organized in 1955 under the laws of Maine and redomesticated under the laws of Michigan on December 30, 1992, is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.), a life insurance company organized in 1983 under the laws of Michigan which in turn is a wholly-owned subsidiary of Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and rank among the 60 largest life insurers in the world as measured by assets. Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies:
Standard and Poor's Insurance Rating Service -- AA+ (for claims paying ability), A.M. Best Company -- A++ (for financial strength), Duff & Phelps Credit Rating Co. -- AAA (for claims paying ability), and Moody's Investors Service, Inc. -- Aa3 (for financial strength). However, neither Manufacturers Life of America nor Manufacturers Life guarantees the investment performance of the Separate Account.


WHAT IS MANUFACTURERS LIFE OF AMERICA'S SEPARATE ACCOUNT FOUR?

Manufacturers Life of America established its Separate Account Four on March 17, 1987 as a separate account under Pennsylvania law. Since December 9, 1992, it has been operated under Michigan law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.

WHAT IS NASL SERIES TRUST?

Each sub-account of the Separate Account will purchase shares only of a particular NASL Trust. NASL Series Trust is registered under the 1940 Act as an open-end management investment company. The Separate Account will purchase and redeem shares of the NASL Trusts at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a

Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

NASL Series Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manufacturers Life of America will also purchase shares through its general account for certain limited purposes including initial Portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying NASL Series Trust prospectus.

NASL Series Trust receives investment advisory services from NASL Financial Services, Inc. NASL Financial Services, Inc. is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust also employs subadvisers. The following subadvisers provide investment subadvisory services to the indicated portfolios:


                  PORTFOLIO                                     SUBADVISER
---------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIOS
     Pacific Rim Emerging Markets Trust      Manufacturers Adviser Corporation*
     Science & Technology Trust              T. Rowe Price Associates, Inc.
     International Small Cap Trust           Founders Asset Management, Inc.
     Emerging Growth Trust                   Warburg, Pincus Counsellors, Inc.
     Pilgrim Baxter Growth Trust             Pilgrim Baxter & Associates, Ltd.
     Small/Mid Cap Trust                     Fred Alger Management, Inc.
     International Stock Trust               Rowe Price-Fleming International, Inc.
GROWTH PORTFOLIOS
     Worldwide Growth Trust                  Founders Asset Management, Inc.
     Global Equity Trust                     Morgan Stanley Asset Management Inc.
     Growth Trust                            Founders Asset Management, Inc.
     Equity Trust                            Fidelity Management Trust Company
     Quantitative Equity Trust               Manufacturers Adviser Corporation*
       (formerly Common Stock Fund)
     Equity Index Trust                      Manufacturers Adviser Corporation*
     Blue Chip Growth Trust                  T. Rowe Price Associates, Inc.
     Real Estate Securities Trust            Manufacturers Adviser Corporation*
GROWTH & INCOME PORTFOLIOS
     Value Trust                             Miller Anderson & Sherrerd, LLP
     International Growth and                J.P. Morgan Investment Management Inc.
       Income Trust
     Growth and Income Trust                 Wellington Management Company
     Equity-Income Trust                     T. Rowe Price Associates, Inc.
BALANCED PORTFOLIOS
     Balanced Trust                          Founders Asset Management, Inc.
     Aggressive Asset Allocation Trust       Fidelity Management Trust Company
     Moderate Asset Allocation Trust         Fidelity Management Trust Company
     Conservative Asset Allocation Trust     Fidelity Management Trust Company
BOND PORTFOLIOS
     High Yield Trust                        Miller Anderson & Sherrerd, LLP
     Strategic Bond Trust                    Salomon Brothers Asset Management Inc
     Global Government Bond Trust            Oechsle International Advisors, L.P.
     Capital Growth Bond Trust               Manufacturers Adviser Corporation*
     Investment Quality Bond Trust           Wellington Management Company
     U.S. Government Securities Trust        Salomon Brothers Asset Management Inc

                  PORTFOLIO                                     SUBADVISER
---------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
     Money Market Trust                      Manufacturers Adviser Corporation*
LIFESTYLE PORTFOLIOS
     Lifestyle Aggressive 1000 Trust         Manufacturers Adviser Corporation*
     Lifestyle Growth 820 Trust              Manufacturers Adviser Corporation*
     Lifestyle Balanced 640 Trust            Manufacturers Adviser Corporation*
     Lifestyle Moderate 460 Trust            Manufacturers Adviser Corporation*
     Lifestyle Conservative 280 Trust        Manufacturers Adviser Corporation*


---------------


* Manufacturers Adviser Corporation is an indirect wholly-owned subsidiary of Manufacturers Life.


WHAT ARE THE INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE PORTFOLIOS?

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met.

AGGRESSIVE GROWTH PORTFOLIOS


PACIFIC RIM EMERGING MARKETS TRUST. The investment objective of the Pacific Rim Emerging Markets Trust is to achieve long-term growth of capital. Manufacturers Adviser Corporation ("MAC") manages the Pacific Rim Emerging Markets Trust and seeks to achieve this investment objective by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries of the Pacific Rim region.



SCIENCE & TECHNOLOGY TRUST. The investment objective of the Science & Technology Trust is long-term growth of capital. Current income is incidental to the portfolio's objective. T. Rowe Price Associates, Inc. manages the Science & Technology Trust.



INTERNATIONAL SMALL CAP TRUST. The investment objective of the International Small Cap Trust is to seek long-term capital appreciation. Founders Asset Management, Inc. ("Founders") manages the International Small Cap Trust and will pursue this objective by investing primarily in securities issued by foreign companies which have total market capitalizations or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.



EMERGING GROWTH TRUST. The investment objective of the Emerging Growth Trust is maximum capital appreciation. Warburg, Pincus Counsellors, Inc. manages the Emerging Growth Trust and will pursue this objective by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.



PILGRIM BAXTER GROWTH TRUST. The investment objective of the Pilgrim Baxter Growth Trust is capital appreciation. Pilgrim Baxter & Associates, Ltd. ("PBHG") manages the Pilgrim Baxter Growth Trust and seeks to achieve its objective by investing in companies believed by PBHG to have an outlook for strong earnings growth and the potential for significant capital appreciation.



SMALL/MID CAP TRUST. The investment objective of the Small/Mid Cap Trust is to seek long term capital appreciation. Fred Alger Management, Inc. manages the Small/Mid Cap Trust and will pursue this objective by investing at least 65% of the portfolio's total assets (except during temporary defensive periods) in small/mid cap equity securities.



INTERNATIONAL STOCK TRUST. The investment objective of the International Stock Trust is to achieve long-term growth of capital. Rowe Price-Fleming International, Inc. manages the International Stock Trust and seeks to obtain this objective by investing primarily in common stocks of established, non-U.S. companies.

GROWTH PORTFOLIOS



WORLDWIDE GROWTH TRUST. The investment objective of the Worldwide Growth Trust is long-term growth of capital. Founders manages the Worldwide Growth Trust and seeks to attain this objective by normally investing at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world.



GLOBAL EQUITY TRUST. The investment objective of the Global Equity Trust is long-term capital appreciation. Morgan Stanley Asset Management Inc. manages the Global Equity Trust and intends to pursue this objective by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.



GROWTH TRUST. The investment objective of the Growth Trust is to seek long-term growth of capital. Founders manages the Growth Trust and will pursue this objective by investing, under normal market conditions, at least 65% of its total assets in common stocks of well-established, high-quality growth companies that Founders believes have the potential to increase earnings faster than the rest of the market.



EQUITY TRUST. The principal investment objective of the Equity Trust is growth of capital. Current income is a secondary consideration although growth of income may accompany growth of capital. Fidelity Management Trust Company manages the Equity Trust and seeks to attain the foregoing objective by investing primarily in common stocks of United States issuers or securities convertible into or which carry the right to buy common stocks.



QUANTITATIVE EQUITY TRUST (FORMERLY COMMON STOCK FUND). The investment objective of the Quantitative Equity Trust is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return. MAC manages the Quantitative Equity Trust.



EQUITY INDEX TRUST. The investment objective of the Equity Index Trust is to achieve investment results which approximate the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. MAC manages the Equity Index Trust.



BLUE CHIP GROWTH TRUST. The primary investment objective of the Blue Chip Growth Trust is to provide long-term growth of capital. Current income is a secondary objective, and many of the stocks in the Portfolio are expected to pay dividends. T. Rowe Price Associates, Inc. manages the Blue Chip Growth Trust.



REAL ESTATE SECURITIES TRUST. The investment objective of the Real Estate Securities Trust is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities. MAC manages the Real Estate Securities Trust.



GROWTH & INCOME PORTFOLIOS



VALUE TRUST. The investment objective of the Value Trust is to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Miller Anderson & Sherrerd, LLP ("MAS") manages the Value Trust and seeks to attain this objective by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.



INTERNATIONAL GROWTH AND INCOME TRUST. The investment objective of the International Growth and Income Trust is to seek long-term growth of capital and income. The portfolio is designed for investors with a long-term investment horizon who want to take advantage of investment opportunities outside the United States. J.P. Morgan Investment Management Inc. manages the International Growth and Income Trust.



GROWTH AND INCOME TRUST. The investment objective of the Growth and Income Trust is to provide long-term growth of capital and income consistent with prudent investment risk. Wellington Management Company manages the Growth and Income Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of common stocks of U.S. issuers which Wellington Management Company believes are of high quality.

EQUITY-INCOME TRUST. The investment objective of the Equity-Income Trust (prior to December 31, 1996, the "Value Equity Trust") is to provide substantial dividend income and also long term capital appreciation. T. Rowe Price Associates, Inc. manages the Equity-Income Trust and seeks to attain this objective by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.



BALANCED PORTFOLIOS



BALANCED TRUST. The investment objective of the Balanced Trust is current income and capital appreciation. Founders Asset Management, Inc. is the manager of the Balanced Trust and seeks to attain this objective by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.



AUTOMATIC ASSET ALLOCATION TRUSTS (AGGRESSIVE, MODERATE AND CONSERVATIVE). The investment objective of each of the Automatic Asset Allocation Trusts is to realize the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive. The amount of each Portfolio's assets invested in each category of securities -- debt, equity, and money market -- is dependent upon the judgment of Fidelity Management Trust Company as to what percentages of each Portfolio's assets in each category will contribute to the limitation of risk and the achievement of its investment objective.



BOND PORTFOLIOS



HIGH YIELD TRUST. The investment objective of High Yield Trust is to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. MAS manages the High Yield Trust and seeks to attain this objective by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.



STRATEGIC BOND TRUST. The investment objective of the Strategic Bond Trust is to seek a high level of total return consistent with preservation of capital. The Strategic Bond Trust seeks to achieve its objective by giving its Subadviser, Salomon Brothers Asset Management Inc ("SBAM") broad discretion to deploy the Strategic Bond Trust's assets among certain segments of the fixed-income market as SBAM believes will best contribute to the achievement of the portfolio's objective.



GLOBAL GOVERNMENT BOND TRUST. The investment objective of the Global Government Bond Trust is to seek a high level of total return by placing primary emphasis on high current income and the preservation of capital. Oechsle International Advisors, L.P. manages the Global Government Bond Trust and intends to pursue this objective by investing primarily in a selected global portfolio of high-quality, fixed-income securities of foreign and U.S. governmental entities and supranational issuers.



CAPITAL GROWTH BOND TRUST. The investment objective of the Capital Growth Bond Trust is to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. MAC manages the Capital Growth Bond Trust. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.



INVESTMENT QUALITY BOND TRUST. The investment objective of the Investment Quality Bond Trust is to provide a high level of current income consistent with the maintenance of principal and liquidity. Wellington Management Company manages the Investment Quality Bond Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities.



U.S. GOVERNMENT SECURITIES TRUST. The investment objective of the U.S. Government Securities Trust is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. SBAM manages the U.S. Government Securities Trust and seeks to attain its objective by investing a substantial portion of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

MONEY MARKET PORTFOLIO



MONEY MARKET TRUST. The investment objective of the Money Market Trust is to obtain maximum current income consistent with preservation of principal and liquidity. MAC manages the Money Market Trust and seeks to achieve this objective by investing in high quality, U.S. dollar denominated money market instruments.



LIFESTYLE PORTFOLIOS



LIFESTYLE AGGRESSIVE 1000 TRUST. The investment objective of the Lifestyle Aggressive 1000 Trust is to provide long term growth of capital. Current income is not a consideration. MAC seeks to achieve this objective by investing approximately 100% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in equity securities.



LIFESTYLE GROWTH 820 TRUST. The investment objective of the Lifestyle Growth 820 Trust is to provide long term growth of capital with consideration also given to current income. MAC seeks to achieve this objective by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.



LIFESTYLE BALANCED 640 TRUST. The investment objective of the Lifestyle Balanced 640 Trust is to provide a balance between high level of current income and growth of capital with a greater emphasis given to capital growth. MAC seeks to achieve this objective by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.



LIFESTYLE MODERATE 460 TRUST. The investment objective of the Lifestyle Moderate 460 Trust is to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income. MAC seeks to achieve this objective by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.



LIFESTYLE CONSERVATIVE 280 TRUST. The investment objective of the Lifestyle Conservative 280 Trust is to provide a high level of current income with some consideration also given to growth of capital. MAC seeks to achieve this objective by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.


A full description of the NASL Series Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying NASL Series Trust prospectus, which should be read together with this prospectus.

DETAILED INFORMATION ABOUT THE POLICIES

PREMIUM PROVISIONS

WHAT ARE THE REQUIREMENTS AND PROCEDURES FOR ISSUANCE OF A POLICY?


To purchase a Policy, an applicant must submit a completed application. Manufacturers Life of America will issue a Policy only if it has a face amount of at least $25,000, except for Policies issued under group or sponsored arrangements in which case the minimum face amount is $10,000. A Policy will generally be issued to persons between ages 0 and 80 prior to October 1, 1996 and between ages 20 and 80 on and after October 1, 1996. In certain circumstances the Company may at its sole discretion issue a Policy to persons above age 80. Before issuing a Policy, Manufacturers Life of America will require evidence of insurability satisfactory to it. A life insured meeting standard underwriting rules will have a risk class of either "standard" or "nonsmoker." Persons failing to meet standard underwriting requirements may be eligible for a Policy with an additional rating assigned to it. Acceptance of an application is subject to the Company's insurance underwriting rules. Each Policy is issued with a policy date from which policy years, policy months and policy anniversaries are all determined. Each Policy also has an effective date which is the date the Company becomes obligated under the Policy and when the first monthly deductions are taken. If an application is accompanied by a check for all or a portion of the initial premium and the application is accepted, the policy date will be the date the application and check were received at the Manufacturers Life of America Service Office and the effective date will be the date Manufacturers Life of America's underwriters approve issuance of the Policy. If an application is accompanied by a check for all or a portion of the initial premium, the life insured may be covered under the terms of a conditional insurance agreement until the effective date. If an application accepted by the Company is not accompanied by a check for the initial premium, the Policy will be issued with a policy date which is seven days after issuance of the Policy and with an effective date which is the date the Service Office receives at least the initial planned premium. In certain situations a different policy date may be used. The initial planned premium must be received within 60 days after the policy date. If the premium is not paid or if the application is rejected, the Policy will be cancelled and any partial premiums paid will be returned to the applicant.

Under certain circumstances a Policy may be issued with a backdated policy date. A Policy will not be backdated more than six months before the date of the application for the Policy. Monthly deductions will be made for the period the policy date is backdated.

All premiums received prior to the effective date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust. On the effective date, the premiums paid plus interest credited, net of deductions for federal, state and local taxes, will be allocated among the Investment Accounts or the Guaranteed Interest Account in accordance with the policyowner's instructions.

All premiums received on or after the effective date will be allocated among Investment Accounts or the Guaranteed Interest Account as of the date the premiums were received at the Manufacturers Life of America Service Office. Monthly deductions are due on the policy date and at the beginning of each policy month thereafter. However, if due prior to the effective date, they will be taken on the effective date instead of the dates they were due.

WHAT LIMITATIONS APPLY TO PREMIUM AMOUNTS?

After the payment of the initial premium, premiums may be paid at any time and in any amount during the lifetime of the life insured, subject to the limitations on premium amount and the minimum premium requirement described below. Premiums after the first must be paid to the Manufacturers Life of America Service Office. Unlike traditional insurance, premiums are not payable at specified intervals and in specified amounts. A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. The planned premium during the first two policy years must be such that the minimum premium requirement will be met. Manufacturers Life of America will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner, unless payment is being made pursuant to a pre-authorized payment plan. However, the policyowner is under no obligation to make the indicated payment.

Manufacturers Life of America will not accept any premium payment which is less than $50, unless the premium is payable pursuant to a pre-authorized payment plan. In that case the Company will accept a payment of as little as $10. Manufacturers Life of America may change these minimums on 90 days' written notice. The Policies also limit the sum of the premiums that may be paid at any time so as to preserve the qualification of the Policies as life insurance for federal tax purposes. These limitations are set forth in each Policy. Manufacturers Life of America reserves the right to refuse or refund any premium payments that may cause the Policy to fail to qualify as life insurance under applicable tax law.

MINIMUM PREMIUM REQUIREMENT. The Policy provides for a minimum premium requirement. The minimum premium requirement is met if at the beginning of each policy month the sum of all premiums paid less any partial withdrawals and any Policy Debt is at least equal to the sum of the minimum monthly premiums since the policy date. The minimum premium as an annualized amount is set forth in the Policy. It is subject to change if the face amount of the Policy or the death benefit option is changed (see Insurance Benefit -- "Can The Death Benefit Option Be Changed?" and "Can The Face Amount Of A Policy Be Changed?") or if there is any change in the supplementary benefits added to the Policy or in the rate classification of the life insured.

IS THERE A DEATH BENEFIT GUARANTEE?

If the minimum premium requirement is met, Manufacturers Life of America will guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deduction due at the beginning of a policy month. If the guarantee is in effect, Manufacturers Life of America will not allow the Net Policy Value to go below zero, although it will continue to assess a monthly deduction at the beginning of each policy month until the Net Policy Value should fall to zero. The guarantee provides assurance to the policyowner that the Policy will remain in force regardless of the investment performance of the sub-accounts selected by the policyowner, provided the policyowner has satisfied the minimum premium requirement.


The death benefit guarantee will expire on the policy anniversary on which the life insured is 70 years old, or two years after the policy date if later, except for Policies issued in Massachusetts. The death benefit guarantee for Policies issued in Massachusetts will expire five years after the policy date. While the guarantee is in effect, Manufacturers Life of America will determine at the beginning of each policy month whether the minimum premium requirement has been met. If it has not been met, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the death benefit guarantee in effect. The required payment will be equal to the minimum premium due at the date the minimum premium requirement was not met plus the minimum premium due for the next two policy months. If the required payment is not received by the end of the grace period, the death benefit guarantee will terminate. Once it is terminated, it cannot be reinstated.


WHEN DOES A POLICY GO INTO DEFAULT?

DEFAULT PRIOR TO SECOND POLICY ANNIVERSARY. If the minimum premium requirement should not be met at the beginning of any policy month during the first two policy years, the Policy will go into default. Manufacturers Life of America will notify the policyowner of the default and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required premium will be equal to the minimum premium due at the date of default plus the minimum premium due for the next two policy months. If the required payment is not received by the end of the grace period, the Policy will terminate and the Net Cash Surrender Value as of the date of default less the monthly deduction then due will be paid to the policyowner together with any refund of excess sales loading to which the policyowner is entitled. See Charges -- "What Are The Surrender Charges?"

DEFAULT AFTER SECOND POLICY ANNIVERSARY. If the death benefit guarantee is no longer in effect, a Policy will go into default after the second policy anniversary if at the beginning of any policy month the Policy's Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. As with a default during the first two policy years, Manufacturers Life of America will notify the policyowner of the default and will allow a 61-day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero at the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two policy months thereafter. If the required payment is not received by the end of the grace period, the Policy will terminate and the Net Cash Surrender Value as of the date of default less the monthly deduction then due will be paid to the policyowner together with any refund of excess sales loading to which the policyowner is entitled. See Charges -- "What Are The Surrender Charges?" If the life insured should die during the grace period following a Policy's going into default, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit payable will be reduced by any outstanding monthly deductions due at the time of death.

HOW CAN A TERMINATED POLICY BE REINSTATED?

A policyowner can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) The Policy must not have been surrendered for its Net Cash Surrender Value;

(b) Evidence of the life insured's insurability satisfactory to Manufacturers Life of America is furnished to it;

(c) A premium equal to the payment required during the grace period following default to keep the Policy in force is paid to Manufacturers Life of America; and

(d) An amount equal to any amounts paid by Manufacturers Life of America in connection with the termination of the Policy is repaid to Manufacturers Life of America.

If the reinstatement is approved, the date of reinstatement will be the later of the date of the policyowner's written request or the date the required payment is received at the Manufacturers Life of America Service Office.

HOW MAY NET PREMIUMS BE INVESTED?

Net premiums (gross premiums less the premium tax deduction and sales charge) may be allocated to either the Guaranteed Interest Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Guaranteed Interest Account are made as a percentage of the net premium. The percentage allocation to any account may be any whole number between zero and 100, provided the total percentage allocations equal 100. A policyowner may change the way in which net premiums are allocated at any time without charge. The change will take effect on the date a written or telephonic request for change satisfactory to the Company is received at the Manufacturers Life of America Service Office.

IS THERE A SHORT-TERM CANCELLATION RIGHT, OR "FREE LOOK"?

A Policy may be returned for a full refund within 10 days after it is received, within 45 days after the application for the Policy is signed, or within 10 days after Manufacturers Life of America mails or delivers a notice of right of withdrawal, whichever is latest. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Manufacturers Life of America Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manufacturers Life of America will refund any premium paid. Manufacturers Life of America reserves the right to delay the refund of any premium paid by check until the check has cleared.

If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If cancelled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

WHAT ARE THE CONVERSION PRIVILEGES OF THE POLICY?

The policyowner may effectively convert his or her Policy to a fixed benefit policy by transferring the Policy Value in all of the Investment Accounts to the Guaranteed Interest Account and by changing his or her allocation of net premiums entirely to the Guaranteed Interest Account. As long as the entire Policy Value is allocated to the Guaranteed Interest Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. The Investment Account values to be transferred to the Guaranteed Interest Account will be determined as of the Business Day on which Manufacturers Life of America receives the request for conversion. There will be no change in the issue age, risk class of the life insured or face amount as a result of the conversion. A transfer of any or all of the Policy Value to the Guaranteed Interest Account can be made at any time, even if a prior transfer has been made during the policy month.

INSURANCE BENEFIT

WHAT IS THE INSURANCE BENEFIT?

If the Policy is in force at the time of the life insured's death, Manufacturers Life of America will pay an insurance benefit based on the death benefit option selected by the policyowner upon receipt of due proof of death. The amount payable will be the death benefit under the selected option, plus any amounts payable under any supplementary benefits added to the Policy, less the value of the Loan Account at the date of death. The insurance benefit will be paid in one sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, Manufacturers Life of America will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and Manufacturers Life of America will pay only the Net Cash Surrender Value.

WHAT DEATH BENEFIT OPTIONS ARE AVAILABLE?


The Policies permit the policyowner to select one of two death benefit options, Option 1 and Option 2. Under Option 1 the death benefit is the face amount of the Policy at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the table set forth below. Under Option 2 the death benefit is the face amount of the Policy plus the Policy Value at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the following table:

  ATTAINED       CORRIDOR
    AGE         PERCENTAGE
 40 & below        250%
     41            243
     42            236
     43            229
     44            222
     45            215
     46            209
     47            203
     48            197
     49            191
     50            185

  ATTAINED       CORRIDOR
    AGE         PERCENTAGE
     51            178%
     52            171
     53            164
     54            157
     55            150
     56            146
     57            142
     58            138
     59            134
     60            130
     61            128
  ATTAINED       CORRIDOR
    AGE         PERCENTAGE
     62            126%
     63            124
     64            122
     65            120
     66            119
     67            118
     68            117
     69            116
     70            115
     71            113
     72            111
  ATTAINED       CORRIDOR
    AGE         PERCENTAGE
     73            109%
     74            107
   75-90           105
     91            104
     92            103
     93            102
     94            101
 95 & above        100

Regardless of which death benefit option is in effect, the relationship of Policy Value to death benefit will change whenever the "corridor percentages" are used to determine the amount of the death benefit, in other words, whenever multiplying the Policy Value by the applicable percentage set forth in the above table results in a greater death benefit than would otherwise apply under the selected option. For example, assume the life insured under a Policy with a face amount of $100,000 has an attained age of 40. If Option 1 is in effect, the corridor percentage will produce a greater death benefit whenever the Policy Value exceeds $40,000 (250% X $40,000 = $100,000). If the Policy Value is less than $40,000, an incremental change in Policy Value, up or down, will have no effect on the death benefit. If the Policy Value is greater than $40,000, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5. Thus, if the Policy Value were to increase to $40,010, the death benefit would be increased to $100,025 (250% X $40,010 = $100,025).

If Option 2 were in effect in the above example, the corridor percentage would produce a greater death benefit whenever the Policy Value exceeded $66,667. At that point the death benefit produced by multiplying the Policy Value by 250% would result in a greater amount than adding the Policy Value to the face amount of the Policy. If the Policy Value is less than $66,667, an incremental change in Policy Value will have a dollar-for-dollar effect on the death benefit. If the Policy Value is greater than $66,667, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5 in the same manner as would be the case under Option 1 when the corridor percentage determined the death benefit.

CAN THE DEATH BENEFIT OPTION BE CHANGED?

The death benefit option is selected initially by the policyowner in the application. After the Policy has been in force for two years the death benefit option may be changed effective with a policy anniversary. Written request for a change must be received by Manufacturers Life of America at least 30 days prior to a policy anniversary in order to become effective on that date. The Company reserves the right to limit a request for change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in death benefit option will result in a change in the Policy's face amount in order to avoid any change in the amount of the death benefit. If the change in death benefit is from Option 1 to Option 2, the new face amount will be equal to the face amount prior to the change minus the Policy Value on the effective date of the change. If the change in death benefit is from Option 2 to Option 1, the new face amount will be equal to the face amount prior to the change plus the Policy Value on the effective date of the change. The increase in face amount resulting from a change to Option 1 will not affect the amount of surrender charges to which a Policy may be subject. A change to Option 2 will be subject to satisfactory evidence of insurability and will not be allowed if it would cause the face amount of the Policy to go below the minimum face amount of $25,000.

Policyowners who wish to have level insurance coverage should generally select Option 1. Under Option 1, increases in Policy Value usually will reduce the net amount of risk under a Policy which will reduce cost of insurance charges. This means that favorable investment performance should result in a faster increase in Policy Value than would occur under an identical Policy with Option 2 in effect. However, the larger Policy Value which may result under Option 1 will not affect the amount of the death benefit unless the corridor percentages are used to determine the death benefit.

Policyowners who want to have the Policy Value reflected in the death benefit so that any increases in Policy Value will increase the death benefit should generally select Option 2. Under Option 2 the net amount at risk will remain level unless the corridor percentages are used to determine death benefit, in which case increases in Policy Value will increase the net amount at risk.

CAN THE FACE AMOUNT OF A POLICY BE CHANGED?

Subject to certain limitations, a policyowner may, upon written request, increase or decrease the face amount of the Policy. A change in face amount will usually affect the minimum premium requirement, the monthly deduction and surrender charges (see "Charges"). Currently, a change in face amount must be at least $10,000, except in the case of group or sponsored arrangements where the minimum change is $5,000. Manufacturers Life of America reserves the right to increase or decrease the minimum face amount change on 90 days' written notice to the policyowner. The Company also reserves the right to limit a change in face amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASES. Increases in face amount are subject to satisfactory evidence of insurability. Increases may be made only once per policy year and only after the first policy year. An increase will become effective at the beginning of the policy month following the date Manufacturers Life of America approves the requested increase. The Company reserves the right to refuse a requested increase if the life insured's age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

An increase in face amount will usually result in the Policy's being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in face amount. For purposes of determining the new deferred sales charge, a portion of the Policy Value at the time of the increase, and a portion of the premiums paid on or subsequent to the increase, will be deemed to be premiums attributable to the increase. See Charges -- "What Are The Surrender Charges?" Any increase in face amount to a level less than the highest face amount previously in effect will have no effect on the surrender charges to which the Policy is subject, since surrender charges, if applicable, will have been assessed in connection with the prior decrease in face amount. As with the purchase of a Policy, a policyowner will have free look and refund rights with respect to any increase resulting in new surrender charges.

No additional premium is required for a face amount increase. However, a premium payment may be necessary to avoid the Policy's going into default, since new surrender charges resulting from an increase would automatically reduce the Net Cash Surrender Value of the Policy. Moreover, a new minimum premium will be determined for purposes of the death benefit guarantee. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first.


DECREASES. A decrease in the face amount may be requested after the Policy has been in force for one year, except during the one-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may choose to decrease the increased face amount and have the deferred sales charge for the increase reduced by the refund of any excess sales load attributable to the increase. A decrease in face amount will be effective only on a policy anniversary. Written request for a decrease must be received by Manufacturers Life of America at least 30 days prior to a policy anniversary in order to become effective on that date. A decrease will not be allowed if it would cause the face amount to go below the minimum face amount of $25,000, or $10,000 in the case of group or sponsored arrangements.


A decrease in face amount during the 15-year period following issuance of the Policy or any increase in face amount will usually result in surrender charges being deducted from the Policy Value. See Charges -- "What Are The Surrender Charges?" For purposes of determining surrender and cost of insurance charges, a decrease will reduce face amount in the following order: (a) the face amount provided by the most recent increase, then (b) the face amounts provided by the next most recent increases successively, and finally (c) the initial face amount.

POLICY VALUES

WHAT IS THE POLICY VALUE AND HOW IS IT DETERMINED?

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal or upon surrender of the Policy. See "What Are The Provisions Governing Policy Loans?" and "How May A Policyowner Obtain The Net Cash Surrender Value?" below. The Policy Value may also affect the amount of the death benefit (see Insurance Benefit -- "What Death Benefit Options Are Available?"). The Policy Value at any time is equal to the sum of the Values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account. The following discussion relates only to the Investment Accounts. Policy loans are discussed under "What Are The Provisions Governing Policy Loans?" and the Guaranteed Interest Account is discussed under "The General Account." The portion of the Policy Value based on the Investment Accounts is not guaranteed and will vary each Business Day with the investment performance of the underlying Portfolios.

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Manufacturers Life of America Service Office or other office or entity so designated by Manufacturers Life of America, except for any premiums received before the policy date as to which the applicable unit values will be the values determined on such date.

Units are valued at the end of each Business Day, which is any day that the net asset value of the Fund shares held by the applicable sub-account is determined. A Business Day is deemed to end at the time of such determination. When an order involving the crediting or cancelling of units is received after the end of a Business Day or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

The value of a unit of each sub-account was initially fixed at $10.00. For each subsequent Business Day the unit value is determined by taking the value of the adjusted net assets of the particular sub-account at the end of the Business Day divided by the total number of units. The value of a unit may increase, decrease or remain the same, depending on the investment performance of a sub-account from one Business Day to the next. The unit value for a sub-account for any Business Day is equal to (a) minus (b), divided by (c), where:

(a) is the net asset value of the sub-account at the end of such Business Day;

(b) is a charge not exceeding 0.000017866 for each calendar day since the preceding Business Day, multiplied by the net assets of the sub-account as of the end of such Business Day, corresponding to a charge not exceeding 0.65% per year for mortality and expense risks; and

(c) is the total number of units of the sub-account.

Manufacturers Life of America reserves the right to adjust the above formula for any taxes determined by it to be attributable to the operations of the sub-account.

TRANSFERS OF POLICY VALUE.

Under the Policies a policyowner may change the extent to which his or her Policy Value is based upon any specific sub-account of the Separate Account or the Company's general account. Such changes are made by transferring amounts from one or more Investment Accounts or the Company's general account to other Investment Accounts or the Company's general account. A policyowner is permitted to make twelve transfers each policy year free of charge. Additional transfers in each policy year may be made at a cost of $25 per transfer. This charge will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the amount transferred from each bears to the total amount transferred. For this purpose all transfer requests received by Manufacturers Life of America on the same Business Day are treated as a single transfer request.

The maximum amount that may be transferred from the Guaranteed Interest Account in any one policy year is the greater of $500 or 15% of the Guaranteed Interest Account value at the previous policy anniversary. Any transfer which involves a transfer out of the Guaranteed Interest Account may not involve a transfer to the Investment Account for the Money Market Trust.

Transfer requests must be in a format satisfactory to Manufacturers Life of America and in writing, or by telephone if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in Manufacturers Life of America's liability for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Manufacturers Life of

America will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation thereof.

The policyowner may effectively convert his or her Policy to a fixed benefit policy by transferring the Policy Value in all of the Investment Accounts to the Guaranteed Interest Account and by changing his or her allocation of net premiums entirely to the Guaranteed Interest Account. As long as the entire Policy Value is allocated to the Guaranteed Interest Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. The Investment Account values to be transferred to the Guaranteed Interest Account will be determined as of the Business Day on which Manufacturers Life of America receives the request for conversion. There will be no change in the issue age, risk class of the life insured or face amount as a result of the conversion. A transfer of any or all of the Policy Value to the Guaranteed Interest Account can be made at any time, even if a prior transfer has been made during the policy month.

DOLLAR COST AVERAGING. Manufacturers Life of America will offer policyowners a Dollar Cost Averaging program. Under this program amounts will be automatically transferred at predetermined intervals from one Investment Account to any other Investment Account(s) or the Guaranteed Interest Account.

Under the Dollar Cost Averaging program the policyowner will designate an amount to be transferred each month from one Investment Account into any other Investment Account(s) or the Guaranteed Interest Account. Each transfer under the Dollar Cost Averaging program must be of a minimum amount as set by Manufacturers Life of America. Once set, this minimum may be changed at any time at the discretion of Manufacturers Life of America. Currently, no charge will be made for this program if the Policy Value exceeds $15,000 on the date of transfer. Otherwise, there will be a charge of $5 for each transfer under this program. The charge will be deducted from the value of the Investment Account out of which the transfer occurs. If insufficient funds exist to effect a Dollar Cost Averaging transfer, including the charge, if applicable, the transfer will not be effected and the policyowner will be so notified. Manufacturers Life of America reserves the right to cease to offer this program on 90 days' written notice to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS. Manufacturers Life of America will also offer policyowners the ability to have amounts automatically transferred among stipulated Investment Accounts to maintain an allocated percentage in each stipulated Investment Account.

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six month intervals, beginning six months after the policy date, Manufacturers Life of America will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner's premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner instructs Manufacturers Life of America otherwise or a dollar cost averaging request is in effect. Currently there is no charge for this program; however, Manufacturers Life of America reserves the right to institute a charge on 90 days' written notice to the policyowner. Manufacturers Life of America reserves the right to cease to offer this program on 90 days' written notice to the policyowner.

WHAT ARE THE PROVISIONS GOVERNING POLICY LOANS?

On or after the first policy anniversary, while the Policy is in force, the policyowner may borrow against the Policy Value of his or her Policy. The one-year waiting period for borrowing against the Policy Value is waived in the case of policies which are exchanged for Manufacturers Life of America Policies and a policy loan will be permitted in an amount equal to the lesser of (a) the amount rolled over into the Manufacturers Life of America Policy and (b) the loan value of the Policy. The Policy serves as the only security for the loan. The amount of any loan must be at least $500 and cannot exceed the amount which would cause the Modified Policy Debt to equal the loan value of the Policy on the date of the loan. The loan value is the Policy's Cash Surrender Value less the monthly deductions due to the next policy anniversary. The Modified Policy Debt as of any date is the Policy Debt (the aggregate amount of policy loans, including borrowed interest, less any loan repayments) plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%. An amount equal to the Modified Policy Debt is transferred to the Loan Account to ensure that a sufficient amount will be available to pay interest on the Policy Debt at the next policy anniversary.

For example, assume a Policy with a loan value of $5,000, no outstanding policy loans and a loan interest rate of 8%. The maximum amount that can be borrowed is an amount that will cause the Modified Policy Debt to equal $5,000. If the loan is made on a policy anniversary, the maximum loan will be $4,815. This amount at 8% interest will equal $5,200 one year later; $5,200 discounted to the date of the loan at 4% (the Modified Policy Debt) equals $5,000. Because the minimum rate of interest credited to the Loan Account is 4%, $5,000 must be transferred to the Loan Account to ensure that $5,200 will be available at the next policy anniversary to cover the interest accrued on the Policy Debt.

When a loan is made, Manufacturers Life of America will deduct from the Investment Accounts or the Guaranteed Interest Account, and transfer to the Loan Account, an amount which will result in the Loan Account value being equal to the Modified Policy Debt. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.


A policy loan may result in a Policy's failing to satisfy the minimum premium requirement, since the Policy Debt is subtracted from the sum of the premiums paid in determining whether the minimum premium requirement is met. See Premium Provisions -- "What Limitations Apply To Premium Amounts?; Minimum Premium Requirement." As a result, the Policy may go into default if the minimum premium requirement is not met during the first two policy years, or the death benefit guarantee may terminate if the minimum premium requirement is not met either before or after the second policy anniversary. See Premium Provisions -- "Is There A Death Benefit Guarantee?" and "When Does A Policy Go Into Default?" Moreover, if the death benefit guarantee is not in force, a policy loan may cause a Policy to be more susceptible to going into default, since a policy loan will be reflected in the Net Cash Surrender Value. See Premium Provisions -- "When Does A Policy Go Into Default?" A policy loan will also have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Funds selected by the policyowner or increasing in value at the rate of interest credited for amounts allocated to the Guaranteed Interest Account. Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the value of the Loan Account at the date of death in arriving at the insurance benefit.


INTEREST CHARGED ON POLICY LOANS. Interest on the Policy Debt will accrue daily and be payable annually on the policy anniversary. The rate of interest charged will be either on a fixed basis or a variable basis as selected by the policyowner in the application. The policyowner may change the interest basis on any policy anniversary provided a written request for change is received by the Company at least 60 days before the anniversary on which such change is to be effective.

If the policyowner elects to have interest charged on a fixed basis, interest will be at an effective annual rate of 8%. If the policyowner elects to have interest charged on a variable basis, the rate will be determined by Manufacturers Life of America at the beginning of each policy year, and the rate so determined will be effective until the next policy anniversary at which time it will be recalculated. Except as described below, the variable rate will not exceed the greater of 6% per year or the Moody's Corporate Bond Yield Average Monthly Average Corporates for the calendar month ending two months before the beginning of the month in which the policy anniversary falls. On each policy anniversary, the annual rate of interest may be adjusted up or down, but no adjustment will be made unless the Moody's Average for the month ending two months before the date of determination is at least one-half of one percent greater or less than the rate in effect for the year then ending. If the interest due on a policy anniversary is not paid by the policyowner, the interest will be borrowed against the policy.

INTEREST CREDITED TO THE LOAN ACCOUNT. Manufacturers Life of America will credit interest to any amount in the Loan Account at an effective annual rate of at least 4%. The actual rate credited is:

     - the rate of interest charged on the policy loan less .50% on amounts up to the Policy's "loan tier amount"; and

     - the rate of interest charged on the policy loan less an interest rate differential (currently 1.25%) on amounts in excess of the "loan tier amount."

Manufacturers Life of America may change the interest rate differential on 90 days' written notice to the policyowner. The loan tier amount at any time is equal to 25% of (a) minus (b) where (a) is the Policy's Cash Surrender Value at the previous policy anniversary and (b) is the sum of the minimum monthly premiums since issuance of the Policy to that date (see Premium Provisions -- "What Limitations Apply To Premium Amounts?"). The loan tier amount cannot be a negative number.

To illustrate the application of the loan tier amount, assume a Policy with a Cash Surrender Value at the previous policy anniversary of $10,000, the sum of the minimum monthly premiums since issuance to the previous policy anniversary of $6,000 and a Loan Account value of $8,000. The loan tier amount is $1,000 [25% X ($10,000 - $6,000)]. If loan interest is being charged at the fixed rate of 8%, $1,000 of the Loan Account value will accrue interest at 7.5% and the remaining $7,000 will accrue interest at 6.75%.

LOAN ACCOUNT ADJUSTMENTS. When a loan is first taken out, and at specified events thereafter, the value of the Loan Account is adjusted. Whenever the Loan account is adjusted, the difference between (i) the Loan Account before any adjustment and (ii) the Modified Policy Debt at the time of adjustment, is transferred between the Loan Account and the Investment Accounts or the Guaranteed Interest Account. The amount transferred to or from the Loan Account will be such that the value of the Loan Account is equal to the Modified Policy Debt after the adjustment.

The specified events which cause an adjustment to the Loan Account are (i) a policy anniversary, (ii) a partial or full loan repayment, (iii) a new loan being taken out, or (iv) when an amount is needed to meet a monthly deduction. A loan repayment may be implicit in that policy debt is effectively repaid upon termination, that is upon death of the life insured, surrender or lapse of the policy. In each of these instances, the Loan Account will be adjusted with any excess of the Loan Account over the Modified Policy Debt after the repayment being included in the termination proceeds.

Except as noted below in the Loan Repayments section, amounts transferred from the Loan Account will be allocated to the Investment Accounts and the Guaranteed Interest Account in the same proportion as the value in the corresponding "loan sub-account" bears to the value of the Loan Account. A "loan sub-account" exists for each Investment Account and for the Guaranteed Interest Account. Amounts transferred to the Loan Account are allocated to the appropriate loan sub-account to reflect the account from which the transfer was made.

LOAN ACCOUNT ILLUSTRATION. The operation of the Loan Account may be illustrated by consideration of the Policy previously described with a loan value of $5,000, a loan interest rate of 8%, and a maximum loan amount on a policy anniversary of $4,815. For purposes of the illustration, assume that the loan tier amount is zero. If a loan in the maximum amount of $4,815 is made, an amount equal to the Modified Policy Debt, $5,000, is transferred to the Loan Account. At the next policy anniversary the value of the Loan Account will have increased to $5,337.50 ($5,000 X 1.0675) reflecting interest credited at an effective annual rate of 6.75%. At that time the loan will have accrued interest charges of $385 ($4,815 X .08) bringing the Policy Debt to $5,200.

If the accrued interest charges are paid on the policy anniversary, the Policy Debt will continue to be $4,815, and the Modified Policy Debt, reflecting interest for the next policy year and discounting the Policy Debt and such interest at 4%, will be $5,000. An amount will be transferred from the Loan Account to the Guaranteed

Interest Account or the Investment Accounts so that the Loan Account value will equal the Modified Policy Debt.

Since the Loan Account value was $5,337.50, a transfer of $337.50 will be required ($5,337.50 -- $5,000).

If, however, the accrued interest charges of $385 are borrowed, an amount will be transferred from the Investment Accounts and the Guaranteed Interest Account so that the Loan Account value will equal the Modified Policy Debt recomputed at the policy anniversary. The new Modified Policy Debt is the Policy Debt, $5,200, plus loan interest to be charged to the next policy anniversary, $416 ($5,200 X
 .08), discounted at 4%, which results in a figure of $5,400. Since the value of the Loan Account was $5,337.50, a transfer of $62.50 will be required. This amount is equivalent to the 1.25% interest rate differential on the $5,000 transferred to the Loan Account on the previous policy anniversary.

LOAN REPAYMENTS. Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured provided the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and a transfer is made to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account at that time equals the Modified Policy Debt. Loan repayments will first be allocated to the Guaranteed Interest Account until the associated loan sub-account is reduced to zero. Any other amounts transferred from the Loan Account will be allocated to the Guaranteed Interest Account and each Investment Account in the same proportion as the value in the corresponding loan sub-account bears to the value of the Loan Account. Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

HOW MAY A POLICYOWNER OBTAIN THE NET CASH SURRENDER VALUE?

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the value of the Loan Account. The Net Cash Surrender Value will be determined at the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate. Surrender of a Policy within 15 years of issuance or an increase in face amount will usually result in the assessment by Manufacturers Life of America of surrender charges. (See Charges -- "What Are The Surrender Charges?")

After a Policy has been in force for two policy years, the policyowner may make a partial withdrawal of the Net Cash Surrender Value. The minimum amount that may be withdrawn is $500. The policyowner should specify the portion of the withdrawal to be taken from each Investment Account and the Guaranteed Interest Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. No more than one partial withdrawal may be made in any one policy month.

Like surrender of a Policy, a partial withdrawal made within 15 years following issuance of the Policy or a face amount increase will result in the assessment of a portion of the surrender charges to which the Policy is subject if the withdrawal is in excess of the Withdrawal Tier Amount. The Withdrawal Tier Amount is equal to 10% of the Net Cash Surrender Value determined as of the previous policy anniversary. In determining what, if any, portion of a partial Net Cash Surrender Value withdrawal is in excess of the Withdrawal Tier Amount, all previous partial Net Cash Surrender Value withdrawals that have occurred in the current policy year are included. The portion of the surrender charges assessed will be based on the ratio of the amount of the withdrawal which exceeds the Withdrawal Tier Amount to the Net Cash Surrender Value of the Policy immediately prior to the withdrawal. The surrender charges will be deducted from each Investment Account and the Guaranteed Interest Account in the same proportion as the amount of the withdrawal taken from such account bears to the total amount of the withdrawal (see Charges -- "What Are The Surrender Charges?"). If the amount in the account is not sufficient to pay the portion of the surrender charges allocated to that account, then the portion of the withdrawal allocated to that account will be reduced so that the withdrawal plus the portion of the surrender charges allocated to that account equal the value of that account. Units equal to the amount of the partial withdrawal taken, and surrender charges deducted, from each Investment Account will be cancelled based on the value of such units determined at the end of the Business Day on which Manufacturers Life of America receives a written request for withdrawal at its Service Office.

If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced. If the death benefit is equal to the face amount at the time of withdrawal, the face amount will be reduced by the amount of the withdrawal plus the portion of the surrender charges assessed. If the death benefit is based upon the Policy Value times the applicable percentage set forth under Insurance Benefit "What Death Benefit Options Are Available?" above, the face amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the surrender charges assessed exceeds the difference between the death benefit and the face amount. Reductions in face amount resulting from partial withdrawals will not incur any surrender charges above the surrender charges applicable to the withdrawal. When the face amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in face amount, i.e., against the face amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial face amount.

CHARGES

Charges under the Policies are assessed as (i) deductions from premiums when made, (ii) surrender charges upon surrender, partial withdrawals, decreases in face amount or termination following default, (iii) monthly deductions from the Policy Value, and (iv) risk charges assessed against Separate Account assets. These charges are described below.

WHAT DEDUCTIONS ARE MADE FROM PREMIUMS?

Manufacturers Life of America deducts a sales charge of 3% of each premium payment. A deferred sales charge in the maximum amount of 47% of premiums paid up to two Target Premiums is deducted from the Policy Value upon certain transactions. See "What Are The Surrender Charges?" below. These charges compensate the Company for some of the expenses of selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

The sales charges deducted in any policy year are not specifically related to sales expenses incurred in that year. Instead, the Company expects that the major portion of the sales expenses attributable to a Policy will be incurred during the first policy year, although the sales charge deducted from premiums and any deferred sales charge may be spread out over the period the Policy is in force. Manufacturers Life of America anticipates that the aggregate amounts received under the Policies for sales loading will be insufficient to cover aggregate sales expenses. To the extent that sales expenses exceed sales charges, Manufacturers Life of America will pay the excess from its other assets or surplus, including amounts derived from the mortality and expense risks charge described below. A portion of the sales charge and the deferred sales charge may be subject to refund if the Policy is surrendered for its Net Cash Surrender Value at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase. See "What Are The Surrender Charges?" (Refund Of Excess Sales Charges).

Manufacturers Life of America deducts a premium tax charge of 2% of each premium payment. State and local premium taxes differ from state to state. The 2% rate, which cannot be changed, is expected to be sufficient, on average, to pay premium taxes where required.

WHAT ARE THE SURRENDER CHARGES?


Manufacturers Life of America will assess surrender charges upon surrender or lapse of a Policy, a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount or a requested decrease in face amount. The charges will be assessed if any of the above transactions occurs within 15 years after issuance of the Policy or any increase in face amount unless the charges have been previously deducted. There are two surrender charges -- a deferred underwriting charge and a deferred sales charge.

DEFERRED UNDERWRITING CHARGE. The deferred underwriting charge is a dollar amount for each $1,000 of face amount of insurance in accordance with the following schedule:

Age:..................................    0-20       21-40       41-50       51-60      61 & above
Charge Per $1,000:....................   $2.00       $3.00       $4.00       $5.00           $6.00

The charge per $1,000 will be determined on the basis of the age of the life insured at issue or upon increase of the face amount, as applicable. The deferred underwriting charge applicable to each level of insurance coverage cannot exceed $1,000. The amount of the charge remains level for five years. Following the fifth year after issuance of the Policy or a face amount increase, the charge applicable to the initial face amount or increase will decrease each month by .83%, or 10% per year. After the monthly deduction is taken for the last policy month preceding the end of the fifteenth year after issuance or face amount increase, the charge will have decreased to zero. The applicable percentage of the surrender charges to which the Policy would otherwise be subject is illustrated on an annual basis by the following table:

     TRANSACTION OCCURS
   AFTER MONTHLY DEDUCTION      PERCENT OF
    TAKEN FOR LAST MONTH        SURRENDER
    PRECEDING END OF YEAR        CHARGES
-----------------------------   ----------
5 & below....................       100%
6............................        90%
7............................        80%
8............................        70%
9............................        60%
10...........................        50%
11...........................        40%
12...........................        30%
13...........................        20%
14...........................        10%
15 & above...................         0%

The surrender charges begin to grade downward before the beginning of the sixth year for issue ages above 69. For issue ages 70, 71, 72, 73, and issue ages 74 to 80, the surrender charges begin to grade downward at the beginning of the fifth, fourth, third, second, and first years, respectively.


The deferred underwriting charge is designed to cover the administrative expenses associated with underwriting and policy issue, including the costs of processing applications, conducting medical examinations, determining the life insured's risk class and establishing policy records.

DEFERRED SALES CHARGE. The maximum deferred sales charge is equal to 47% of the premiums paid under the Policy up to two Target Premiums described below. For life insureds over age 69 at issue or face amount increase, the applicable percentage of premiums will be reduced in accordance with the following table:

                                 APPLICABLE
                                PERCENTAGE OF
             AGE                  PREMIUMS
------------------------------  -------------
70............................        45%
71............................        43%
72............................        41%
73............................        39%
74............................        37%
75............................        35%
76............................        34%
77............................        33%
78............................        32%
79............................        31%
80............................        30%

Like the deferred underwriting charge, the percentage deferred sales charge applicable to the initial face amount or face amount increase will remain level for five years (or less for issue ages above 69) and following such period will decrease .83% per month, or 10% per year, from the charge that would otherwise apply. See chart under "Deferred Underwriting Charge" above.

As noted above, the deferred sales charge may not exceed 47% of two Target Premiums. The Target Premium for the initial face amount is set forth in the Policy. A Target Premium will be computed for each increase in face amount above the highest face amount of coverage previously in effect, and the policyowner will be advised of such Target Premium. Target Premiums are determined on the basis of a target premium rate and the face amount of insurance provided at issue or by the increase. The applicable rate varies with the issue age and sex (unless unisex rates are required by law) of the life insured and, in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Are There Special Provisions For Group Or Sponsored Arrangements?"), the amount of insurance coverage. In order to determine the deferred sales charge applicable to a face amount increase, Manufacturers Life of America will treat a portion of the Policy Value on the date of increase as a premium attributable to the increase. In addition, a portion of each premium paid subsequent to the increase will be attributed to the increase. In each case, the portion attributable to the increase will be the ratio of the guideline annual premium (described below) for the increase to the sum of the guideline annual premiums for the initial face amount and all increases including the requested increase.

REFUND OF EXCESS SALES CHARGES. If a Policy is surrendered for its Net Cash Surrender Value at any time during the first two years following issuance or following an increase in face amount or the face amount decreased during the second year after issuance or after increase in face amount, Manufacturers Life of America will refund that part of the total sales charges deducted (the sum of the deferred sales charge and the sales charge deducted from premiums) with respect to "premiums" paid for the initial face amount or such increase (including premiums allocated to the increase as described in the preceding paragraph), whichever is applicable, which is in excess of (i) the sum of 30% of the "premiums" paid up to one guideline annual premium plus 10% of the "premiums" paid in excess of one guideline annual premium up to two guideline annual premiums and (ii) up to 9% of the "premiums" paid in excess of two guideline annual premiums. Since Target Premiums are always less than guideline annual premiums, with the deferred sales charge structure described above, there will be no refund with respect to "premiums" paid in excess of two guideline annual premiums and these excess "premiums" will not reduce the refund applicable to "premiums" paid up to two guideline annual premiums.


A policyowner may also choose to decrease an increased face amount during the first two years following the increase and have the deferred sales charge for the increase reduced by the refund of any excess sales load attributable to the increase. The guideline annual premium, which is set forth in the Policy, is the level annual premium that would be payable for the life of the Policy for a specific amount of coverage if premiums were fixed as to both timing and amount and based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables, net investment earnings at an effective annual rate of 5% and fees and charges as set forth in the Policy. In determining the maximum sales charge allowable, "premiums" will be attributed to the initial face amount and each increase in the same manner as used in determining the deferred sales charge applicable to the face amount and each increase, and the guideline annual premium will be determined separately for the initial face amount and each increase.

The operation of the maximum sales charge allowable is illustrated by the following example. Assume that the policyowner has paid $3,000 in premiums under a Policy with a guideline annual premium of $2,000 and a Target Premium of $1,500 and decides to surrender his or her Policy during the second policy year. In the absence of the refund right, the deferred sales charge would be $1,410 (47% of $3,000).

However, under the formula described above, the maximum sales charge allowable is the sum of $600 (30% of $2,000) and $100 (10% of $1,000), or $700. Since a
sales load of $90 (3% of $3,000) was deducted from the premiums when received, and therefore only $610 ($700 - $90) of the deferred sales charge may be retained by the Company, a refund of $800 ($1,410 - $610) will be payable to the policyowner. Since a deferred sales charge is deducted in the event a Policy terminates for failure to make the required payment following the Policy's going into default, the refund right will apply if such termination occurs during the two-year period following issuance of the Policy or any increase in face amount. If the Policy terminates during the two years after a face amount increase, the refund will relate only to the sales charges assessed against premiums attributable to the increase.

CHARGES ON PARTIAL WITHDRAWALS. As noted above, both the deferred sales charge and the deferred underwriting charge are applicable in the event of a partial withdrawal of the Net Cash Surrender Value in excess of the Withdrawal Tier Amount. A portion of the surrender charges applicable to the initial face amount and to each increase in face amount will be deducted as a result of the withdrawal. The portion to be deducted will be the same as the ratio of the amount of the withdrawal to the Net Cash Surrender Value prior to the withdrawal.

The charges will be deducted from the Policy Value, and the amount so deducted will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion that the withdrawal is allocated among such accounts. Whenever a portion of the surrender charges are deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced by the amount of the charges taken. The surrender charges not assessed as a result of the 10% free withdrawal provision remain in effect under the Policy and may be assessed upon surrender or lapse, other partial withdrawals or a requested decrease in face amount.

CHARGES ON DECREASES IN FACE AMOUNT. As with partial withdrawals, a portion of a Policy's surrender charges will be deducted upon a decrease in or cancellation of face amount requested by the policyowner. Since surrender charges are determined separately for the initial face amount and each face amount increase and since a decrease in face amount will have a different impact on each level of insurance coverage, the portion of the surrender charges to be deducted with respect to each level of insurance coverage will be determined separately. Such portion will be the same as the ratio of the amount of the reduction in such coverage to the amount of such coverage prior to the reduction. As noted under Insurance Benefit -- "Can The Face Amount Of A Policy Be Changed?" decreases are applied to the most recent increase first and thereafter to the next most recent increases successively. The charges will be deducted from the Policy Value, and the amount so deducted will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Whenever a portion of the surrender charges is deducted as a result of a decrease in face amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken.

WHAT ARE THE MONTHLY DEDUCTIONS?

On the policy date and at the beginning of each policy month, a deduction is due from the Policy Value to cover certain charges in connection with the Policy. Monthly deductions due prior to the effective date will be taken on the effective date instead of the dates they were due. The charges consist of (i) a monthly administration charge, (ii) a monthly charge for the cost of insurance, and (iii) a monthly charge for any supplementary benefits added to the Policy (see Other Provisions -- "What Supplementary Benefits Are Available?"). The monthly deduction will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value.


The monthly administration charge is $6.00. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a Policy. Even though administrative expenses may increase, the Company guarantees that it will not increase the amount of the monthly administration charge.


The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The charge for the cost of insurance will reflect any extra charges for additional ratings indicated in the Policy. The cost of insurance rate is based on the life insured's age, sex (unless unisex rates are required by law), risk class, the duration of the insurance coverage and, in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Are There Special Provisions For Group Or Sponsored Arrangements?"), the face amount of the Policy. See Other Matters -- Legal Considerations. The rate is determined separately for the initial face amount and for each increase in face amount. Cost of insurance rates will generally increase with the life insured's age.

The cost of insurance rates used by Manufacturers Life of America reflect its expectations as to future mortality experience. The rates may be changed from time to time on a basis which does not unfairly discriminate within the class of lives insured. In no event will the cost of insurance rate exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the life insured or if simplified underwriting is granted in a group or sponsored arrangement (see "Are There Special Provisions For Group Or Sponsored Arrangements?"). The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables.

The net amount at risk to which the cost of insurance rate is applied is the difference between the death benefit, divided by 1.0032737 (a factor which reduces the net amount at risk for cost of insurance charge purposes by taking into account assumed monthly earnings at an annual rate of 4%), and the Policy Value. Because different cost of insurance rates may apply to different levels of insurance coverage, the net amount at risk will be calculated separately for each level of insurance coverage. When the Option 1 death benefit is in effect, for purposes of determining the net amount at risk applicable to each level of insurance coverage, the Policy Value is attributed first to the initial face amount and then, if the Policy Value is greater than the initial face amount, to each increase in face amount in the order made.

Because the calculation of the net amount at risk is different under the death benefit options when more than one level of insurance coverage is in effect, a change in the death benefit option may result in a different net amount at risk for each level of insurance coverage than would have occurred had the death benefit option not been changed. Since the cost of insurance is calculated separately for each level of insurance coverage, any change in the net amount at risk for a level of insurance coverage resulting from a change in the death benefit option may affect the amount of the charge for the cost of insurance. Partial withdrawals and decreases in face amount will also affect the manner in which the net amount at risk for each level of insurance coverage is calculated.

In group or sponsored arrangements where Manufacturers Life of America issues Policies with a face amount of less than $25,000 but not less than $10,000, Policies issued with a face amount of less than $25,000 may be subject to an additional premium deduction equal to $1.00 per $1,000 face amount. This amount is added to the cost of insurance and deducted monthly. The amount so added will not cause the cost of insurance deducted to exceed the guaranteed rates set forth in the Policy.

ARE THERE SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS?

Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements, as well as on an individual basis. As noted previously, the minimum face amount and minimum change in face amount are reduced to $10,000 and $5,000, respectively, for Policies issued pursuant to such arrangements. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. In California all participants of group arrangements will be individually underwritten. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.


The sales charge, monthly deductions, surrender charges, and other charges described above may be reduced for Policies issued in connection with group or sponsored arrangements. Such arrangements may include sales without withdrawal charges and deductions to employees, officers, directors, agents, immediate family members of the foregoing, and employees of agents of Manufacturers Life and its subsidiaries. In addition, Manufacturers Life of America may issue Policies in group or sponsored arrangements which Policies have a surrender charge structure which increases over the life of the Policy. Manufacturers Life of America will issue these Policies in accordance with its rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size of the group, expected number of participants and anticipated premium payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.


Manufacturers Life of America may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policyowners and all other policyowners funded by the Separate Account.

In addition, groups or persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience. In addition, groups or persons purchasing under a sponsored arrangement may request changes in death benefit option and increases and decreases in face amount at any time after issue and decreases in face amount at any time after an increase in face amount. Increases in face amount requested by groups or persons purchasing under a sponsored arrangement are not subject to a minimum amount and will be issued utilizing the flexible term insurance option rider. Decreases in face amount may involve imposition of a surrender charge.

ARE THERE SPECIAL PROVISIONS FOR EXCHANGES?

Manufacturers Life of America will permit owners of certain fixed benefit life insurance policies issued either by the Company or Manufacturers Life to exchange their policies for the Policies described in this prospectus. A portion of the cash values transferred from such policies will be credited to the Policies without deduction of the 3% sales charge. Moreover, surrender charges under the policies being exchanged or the Policies issued in exchange therefor may be reduced or eliminated. Policy loans made under policies being exchanged may be carried over to the new Policies without repayment at the time of exchange. Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

Manufacturers Life of America has obtained an order from the Securities and Exchange Commission dated November 28, 1990 pursuant to which holders of Manufacturers Life of America's scheduled premium variable life ("Director 2000") insurance policies may elect to exchange those policies for the Policies described in this prospectus (the "Exchange Offer").

The terms and conditions under which Director 2000 policyowners may exchange their policies for the Policies differ from the terms and conditions set forth in this prospectus and are available only to Director 2000 policyowners who accept the Exchange Offer.

Those Director 2000 policyowners who accept the Exchange Offer will be able to exchange their existing policies for Policies of like face amount without any new evidence of insurability. No direct or deferred sales charge will be imposed on the cash values rolled over into the Policy. No deferred sales charges or underwriting charges will be imposed on surrenders of Policies acquired through this Exchange Offer except in connection with premium payments attributable to an increase in face amount. Increases in the face amount of a Policy issued pursuant to the Exchange Offer will be permitted one month after issuance. In addition, a Policy may be issued with a face amount less than $25,000 if issued pursuant to the Exchange Offer.

WHAT ARE THE RISK CHARGES ASSESSED AGAINST SEPARATE ACCOUNT ASSETS?


Manufacturers Life of America makes a daily charge to the Separate Account for the mortality and expense risks it assumes under the Policies. This charge is made each Business Day at an annual rate of .65% of the value of the Separate Account's assets. The mortality risk assumed is that lives insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than the Company estimated. Manufacturers Life of America will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.


ARE THERE OTHER RELEVANT CHARGES?

Currently, Manufacturers Life of America makes no charge against the Separate Account for federal, state or local taxes that may be attributable to the Separate Account or to the operations of the Company with respect to the Policies. However, if Manufacturers Life of America incurs any such taxes, it may make a charge or establish a provision for those taxes.

Charges will be imposed on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve in a policy year and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy Values "Transfers Of Policy Value."

The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects:


                                                                        INVESTMENT       EXPENSES
                                                                      MANAGEMENT FEES    OF UP TO
                                                                      ---------------    --------
Pacific Rim Emerging Markets Trust.................................         .850%          .75%
Science & Technology Trust.........................................        1.100%          .50%
International Small Cap Trust......................................        1.100%          .75%
Emerging Growth Trust..............................................        1.050%          .50%
Pilgrim Baxter Growth Trust........................................        1.050%          .50%
Small/Mid Cap Trust................................................        1.000%          .50%
International Stock Trust..........................................        1.050%          .75%
Worldwide Growth Trust.............................................        1.000%          .75%
Global Equity Trust................................................         .900%          .75%
Growth Trust.......................................................         .850%          .50%
Equity Trust.......................................................         .750%          .50%
Quantitative Equity Trust*.........................................         .700%          .50%
Equity Index Trust.................................................         .250%          .15%
Blue Chip Growth Trust.............................................         .925%          .50%
Real Estate Securities Trust*......................................         .700%          .50%
Value Trust........................................................         .800%          .50%
International Growth and Income Trust..............................         .950%          .75%
Growth and Income Trust............................................         .750%          .50%
Equity-Income Trust................................................         .800%          .50%
Balanced Trust.....................................................         .800%          .50%
Aggressive Asset Allocation Trust..................................         .750%          .50%
Moderate Asset Allocation Trust....................................         .750%          .50%
Conservative Asset Allocation Trust................................         .750%          .50%
High Yield Trust...................................................         .775%          .50%
Strategic Bond Trust...............................................         .775%          .50%
Global Government Bond Trust.......................................         .800%          .75%
Capital Growth Bond Trust*.........................................         .650%          .50%
Investment Quality Bond Trust......................................         .650%          .50%
U.S. Government Securities Trust...................................         .650%          .50%
Money Market Trust.................................................         .500%          .50%
Lifestyle Aggressive 1000 Trust....................................        None**        N/A***
Lifestyle Growth 820 Trust.........................................        None**        N/A***
Lifestyle Balanced 640 Trust.......................................        None**        N/A***
Lifestyle Moderate 460 Trust.......................................        None**        N/A***
Lifestyle Conservative 280 Trust...................................        None**        N/A***


---------------


* NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year beginning January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets.



** Because each Lifestyle Trust will invest in shares of Underlying Portfolios each will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios.



***The Adviser has agreed to pay the expenses of each of the Lifestyle Trusts
   (other than the expenses of the Underlying Portfolios) for a period of one year commencing January 1, 1997. After this one year period, this expense reimbursement may be terminated at any time.


Detailed information concerning such fees and expenses is set forth under the caption "Management of The Trust" in the Prospectus for the NASL Series Trust that accompanies this Prospectus.

THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

WHAT IS THE GENERAL ACCOUNT?

The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.

A policyowner may elect to allocate net premiums to the Guaranteed Interest Account or to transfer all or a portion of the Policy Value to the Guaranteed Interest Account from the Investment Accounts. Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Guaranteed Interest Account in its general account. However, an allocation of Policy Value to the Guaranteed Interest Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Guaranteed Interest Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyowner pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of his or her death benefit will be determinable and guaranteed. Transfers from the Guaranteed Interest Account to the Investment Accounts are subject to restrictions (see Policy Values -- "What Is The Policy Value And How Is It Determined?").

The Policy Value in the Guaranteed Interest Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it minus any charges deducted from it or partial withdrawals or amounts transferred from it. Manufacturers Life of America guarantees that the interest credited to the Policy Value in the Guaranteed Interest Account will not be less than an effective annual rate of 4%. The Company may, at its sole discretion, credit a higher rate of interest, although it is not obligated to do so. The policyowner assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year.

OTHER PROVISIONS

WHAT SUPPLEMENTARY BENEFITS ARE AVAILABLE?

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including those providing term insurance for various persons and, in the case of corporate-owned Policies, permitting a change of the life insured for Policies purchased before October 1, 1996 and a change of life insured option and flexible term insurance option for Policies purchased on or after October 1, 1996 and, if permitted by the applicable state, an accelerated death benefit. More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction. See Charges -- "What Are The Monthly Deductions?"

UNDER WHAT CIRCUMSTANCES MAY PORTFOLIO SHARES BE SUBSTITUTED?

Although Manufacturers Life of America believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Trusts may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Trust or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

Manufacturers Life of America also reserves the right to combine other separate accounts with the Separate Account, to establish additional sub-accounts within the Separate Account, to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

The investment objective of the Separate Account will not be changed materially without first filing the change with the Insurance Commissioner of the State of Michigan. Policyowners will be advised of any such change at the time it is made.

WHAT ARE THE OTHER GENERAL POLICY PROVISIONS?


BENEFICIARY. One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary and final. Thereafter the beneficiary may be changed by the policyowner during the life insured's lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to it unless an irrevocable designation has been elected. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.


INCONTESTABILITY. Manufacturers Life of America will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the policy date. It will not contest the validity of an increase in face amount or the addition of a supplementary benefit after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX. If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the face amount of insurance so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have bought for the correct age and sex.

SUICIDE EXCLUSION. If the life insured, whether sane or insane, dies by suicide within one year from the policy date, Manufacturers Life of America will pay only the premiums paid less any partial withdrawals of the Net Cash Surrender Value and any amount in the Loan Account. If the life insured should die by suicide within one year after a face amount increase, the death benefit for the increase will be limited to the monthly deduction for the increase.

ASSIGNMENT. Manufacturers Life of America will not be bound by an assignment until it receives a copy of it at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.

WHEN ARE PROCEEDS PAID?

As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any policy loans, partial withdrawals, Net Cash Surrender Value or any insurance benefit within seven days after receipt at the Manufacturers Life of America Service Office of all the documents required for such a payment. The Company may delay the payment of any policy loans, partial withdrawals, Net Cash Surrender Value or the portion of any insurance benefit that depends on Investment Account values for up to six months if such payments are based on values which do not depend on the investment performance of the sub-accounts; otherwise for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closings) or when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impracticable.

WHAT REPORTS WILL BE SENT TO POLICYOWNERS?

Within 30 days after each policy anniversary, Manufacturers Life of America will send the policyowner a statement showing, among other things, the amount of the death benefit, the Policy Value and its allocation among the Investment Accounts, the Guaranteed Interest Account and the Loan Account, the value of the units in each Investment Account to which the Policy Value is allocated, any Loan Account balance and any interest charged since the last report, the premiums paid and policy transactions made during the period since the last statement and any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for NASL Series Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

OTHER MATTERS

WHAT IS THE FEDERAL TAX TREATMENT OF POLICIES?

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.


The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on its tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.


TAX STATUS OF THE POLICY

Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for federal tax purposes. The Secretary of Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

With respect to a Policy issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through NASL Series Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec.1.817-5, which affect how NASL Series Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets."


The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more Portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.


The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

WHAT IS THE TAX TREATMENT OF POLICY BENEFITS?

IN GENERAL. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under
Section 101(a)(1) of the Code.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial withdrawal, a surrender, a change in ownership, a change of insured, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract." Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether the Policy is or is not a Modified Endowment Contract.

MODIFIED ENDOWMENT CONTRACTS. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

Because of the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. If a premium is received which would cause the Policy to become a Modified Endowment Contract
(MEC) within 23 days of the next policy anniversary, the Company will not apply the portion of the premium which would cause MEC status (excess premium) to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.

If a premium is received which would cause the Policy to become a MEC more than 23 days prior to the next policy anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If, in connection with the application or issue of the Policy, the policyowner acknowledges that the Policy is or will become a MEC, excess premiums that would cause MEC status will be credited as of the date received.


Further, if a transaction occurs which reduces the face amount of the Policy during the first seven years, the Policy will be retested, retroactive to the date of purchase, to determine compliance with the seven-pay test based on the lower face amount. As well, if a reduction of the face amount occurs within seven years of a material change, the Policy will be retested for compliance retroactive to the date of the material change. Failure to comply would result in classification as a Modified Endowment Contract regardless of any efforts by the Company to provide a payment schedule that will not violate the seven-pay test.


The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a Modified Endowment Contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions upon surrender) from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the policyowner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. A distribution from a Policy that is not a Modified Endowment Contract is generally treated as a tax-free recovery by the policyowner of the investment in the Policy (described below) to the extent of such investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the investment in the Policy. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner. Select Loans may, however, be treated as a distribution.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10% additional tax.


POLICY LOAN INTEREST. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceeds $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.



For policies issued after June 20, 1986 and prior to January 1, 1994 a transition rule permits all or a portion of the interest paid on policy debt incurred before January 1, 1996 to be deducted. For policies issued in 1994 or 1995 the transition rule applies to indebtedness incurred before January 1, 1997. To be deducted the interest must be paid or accrued prior to January 1, 1999, and must meet other rules contained in Section 264 of the Code and section 501 of the Health Insurance Portability and Accountability Act of 1996.


INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which has been excluded from gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount has been excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount has been included in the gross income of the policyowner.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by the Company (or its affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.

WHAT ARE THE COMPANY'S TAX CONSIDERATIONS?


As a result of the Omnibus Budget Reconciliation Act of 1990, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for the Company. The Company makes a charge to premiums to compensate it for the anticipated higher corporate income taxes.


At the present time, the Company makes no charge to the Separate Account for any federal, state or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

WHO SELLS THE POLICIES AND WHAT ARE THE SALES COMMISSIONS?

ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. A registered representative will receive first-year commissions not to exceed 50% of premiums paid up to the "target commissionable premium," commissions of 5% of premiums in excess thereof (3% prior to October 1, 1996) and, on and after the third anniversary, 0.15% of the Policy Value per annum. In addition, representatives may be eligible for bonuses of up to 90% of first-year commissions. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life will be eligible for additional compensation.

WHAT RESPONSIBILITIES HAS MANUFACTURERS LIFE ASSUMED?


Manufacturers Life and Manufacturers USA have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life or Manufacturers USA for all sales commissions paid by Manufacturers Life or Manufacturers USA and will pay Manufacturers Life or Manufacturers USA for their other services under the agreement in such amounts and at such times as agreed to by the parties.


Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life and Manufacturers USA will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

Finally, Manufacturers USA has entered into a Stoploss Reinsurance Agreement with Manufacturers Life of America under which Manufacturers Life reinsures all aggregate claims in excess of 110% of the expected claims for all Flexible Premium Variable Life Insurance Policies. Under the agreement Manufacturers USA will automatically reinsure the risk for any one life up to a maximum of $7,500,000, except in the case of aviation risks where the maximum will be $5,000,000. However, Manufacturers USA may also consider reinsuring any non-aviation risk in excess of $7,500,000 and any aviation risk in excess of $5,000,000.

WHAT ARE THE VOTING RIGHTS?

As stated above, all of the assets held in the sub-accounts of the Separate Account will be invested in shares of a particular Portfolio of NASL Series Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding NASL Trust. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manufacturers Life of America may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, Manufacturers Life of America itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

WHO ARE THE DIRECTORS AND OFFICERS OF MANUFACTURERS LIFE OF AMERICA?

The directors and executive officers of Manufacturers Life of America, together with their principal occupations during the past five years, are as follows:


                                     POSITION WITH
                                   MANUFACTURERS LIFE
            NAME                       OF AMERICA                             PRINCIPAL OCCUPATION
----------------------------  ----------------------------   -------------------------------------------------------

Sandra M. Cotter (34)         Director                       Attorney 1989-present, Dykema Gossett
James D. Gallagher (42)       Director, Secretary and        Vice President, Secretary and General Counsel --
                              General Counsel                January 1997-present, ManUSA; Vice President, Legal
                                                             Services U.S. Operations -- January 1996 -present, The
                                                             Manufacturers Life Insurance Company; Vice President,
                                                             Secretary and General Counsel -- 1994-present, North
                                                             American Security Life; Vice President and Associate
                                                             General Counsel -- 1991-1994, The Prudential Insurance
                                                             Company of America

Bruce Gordon (53)             Director                       Vice President, U.S. Operations - Pensions --
                                                             1990-present, The Manufacturers Life Insurance Company

Donald A. Guloien (40)        Director and President         Senior Vice President, Business Development --
                                                             1994-present, The Manufacturers Life Insurance Company;
                                                             Vice President, U.S. Individual Business -- 1990-1994,
                                                             The Manufacturers Life Insurance Company

Theodore Kilkuskie, Jr. (41)  Director                       Vice President, U.S. Individual Insurance -- January
                                                             1997-present, ManUSA; Vice President, U.S. Individual
                                                             Insurance -- June 1995-present, The Manufacturers Life
                                                             Insurance Company; Executive Vice President, Mutual
                                                             Funds -- January 1995-May 1995, State Street Research;
                                                             Vice President, Mutual Funds -- 1987-1994,
                                                             Metropolitain Life Insurance Company

Joseph J. Pietroski (58)      Director                       Senior Vice President, General Counsel and Corporate
                                                             Secretary -- 1988-present, The Manufacturers Life
                                                             Insurance Company

John D. Richardson (59)       Chairman and Director          Senior Vice President and General Manager, U.S.
                                                             Operations -- 1995-present, The Manufacturers Life
                                                             Insurance Company; Senior Vice President and General
                                                             Manager, Canadian Operations -- 1992-1994, The
                                                             Manufacturers Life Insurance Company; Senior Vice
                                                             President, Financial Services -- 1992, The
                                                             Manufacturers Life Insurance Company; Executive Vice
                                                             Chairman and CFO -- 1989-1991, Canada Trust

                                     POSITION WITH
                                   MANUFACTURERS LIFE
            NAME                       OF AMERICA                             PRINCIPAL OCCUPATION
----------------------------  ----------------------------   -------------------------------------------------------

John R. Ostler (44)           Vice President, Chief          Financial Vice President -- 1992-present, The
                              Actuary and Treasurer          Manufacturers Life Insurance Company; Vice President,
                                                             Insurance Products -- 1990-1992, The Manufacturers Life
                                                             Insurance Company

Douglas H. Myers (42)         Vice President, Finance and    Assistant Vice President and Controller, U.S.
                              Compliance Controller          Operations -- 1988-present, The Manufacturers Life
                                                             Insurance Company

Joseph Mounsey (48)           Senior Vice President          Senior Vice President, Investment -- 1994-present, The
                                                             Manufacturers Life Insurance Company; Senior Vice
                                                             President, International Investments -- 1991-1994, The
                                                             Manufacturers Life Insurance Company

Victor Apps (48)              Senior Vice President and      Senior Vice President and General Manager, Greater
                              General Manager                China Division -- 1995-present, The Manufacturers Life
                                                             Insurance Company; Vice President and General Manager,
                                                             Greater China Division -- 1993-1995, The Manufacturers
                                                             Life Insurance Company; International Vice President --
                                                             1988-1993, Asia Pacific Division, The Manufacturers
                                                             Life Insurance Company

Robert A. Cook (42)           Vice President                 Vice President, Product Management -- 1996-present, The
                                                             Manufacturers Life Insurance Company; Sales and
                                                             Marketing Director, U.S. Division -- 1994-1995,The
                                                             Manufacturers Life Insurance Company; Vice President,
                                                             Corporation Strategic Review -- 1992-1993, The
                                                             Manufacturers Life Insurance Company


WHAT STATE REGULATIONS APPLY?

Manufacturers Life of America is subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

IS THERE ANY LITIGATION PENDING?

No litigation is pending that would have a material effect upon the Separate Account or NASL Series Trust.

WHERE CAN FURTHER INFORMATION BE FOUND?

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

For further information you may also contact Manufacturers Life of America's Service Office, the address and telephone number of which are on the first page of this prospectus.

LEGAL CONSIDERATIONS

On July 6, 1983, the Supreme Court of The United States held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Unless requested by the applicant, the Policy which will be issued by Manufacturers Life of America will be based on actuarial tables which distinguish between men and women and thus provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the effect of Norris or any other applicable law on any employment-related insurance benefit program before purchasing a Policy. If requested by the applicant, Manufacturers Life of America may offer the Policy with provisions based on actuarial tables that do not differentiate on the basis of sex to such prospective purchasers in states where the unisex version of the Policy has been approved.

The State of Montana currently prohibits the use of actuarial tables that distinguish between men and women in determining premiums and policy benefits for policies issued on the life of any of its residents. Consequently, a Policy will be issued pursuant to the offer contained in this prospectus to a Montana resident having premiums and benefits which are based on actuarial tables that do not differentiate on the basis of sex.

LEGAL MATTERS

The legal validity of the policies has been passed on by James D. Gallagher, Esq., Secretary and General Counsel of Manufacturers Life of America. Jones & Blouch L.L.P., Washington D.C., has passed on certain matters relating to the federal securities laws.

EXPERTS


The financial statements of The Manufacturers Life Insurance Company of America and Separate Account Four of the The Manufacturers Life Insurance Company of America appearing in this prospectus for the periods ending December 31, 1996 have been audited by Ernst & Young LLP, independent auditors to the extent indicated in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

The financial statements of Manufacturers Life of America included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of Manufacturers Life of America to meet its obligations under the Policies.

                              Financial Statements

                            Separate Account Four of
                        The Manufacturers Life Insurance
                               Company of America

                     Years ended December 31, 1996 and 1995
                      with Report of Independent Auditors

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors
  THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

We have audited the accompanying statement of assets and liabilities of Separate Account Four of The Manufacturers Life Insurance Company of America (comprising, respectively, the Emerging Growth Sub-Account, Quantitative Equity Sub-Account, Real Estate Securities Sub-Account, Balanced Sub-Account, Capital Growth Bond Sub-Account, Money Market Sub-Account, International Stock Sub-Account, Pacific Rim Emerging Markets Sub-Account, Equity Index Sub-Account, Equity Sub-Account, Value Equity Sub-Account, Growth and Income Sub-Account, U.S. Government Securities Sub-Account, Conservative Asset Allocation Sub-Account, Moderate Asset Allocation Sub-Account and Aggressive Asset Allocation Sub-Account) as of December 31, 1996, the related statements of operations and the statements of changes in net assets for each of the periods presented herein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Four of The Manufacturers Life Insurance Company of America at December 31, 1996, the results of its operations and the changes in its net assets for each of the periods presented herein, in conformity with generally accepted accounting principles.

                                                                            LOGO

                                                               ERNST & YOUNG LLP


Philadelphia, Pennsylvania


January 31, 1997

                            SEPARATE ACCOUNT FOUR OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1996

                                              EMERGING     QUANTITATIVE  REAL ESTATE                   CAPITAL        MONEY
                                               GROWTH        EQUITY      SECURITIES     BALANCED     GROWTH BOND     MARKET
                                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                             -----------   -----------   -----------   -----------   -----------   -----------
ASSETS
Investment in NASL Series Trust--
 at market value:
Emerging Growth Trust,
 2,840,803 shares (cost $57,934,157).......  $58,520,544
Quantitative Equity Trust,
 1,474,983 shares (cost $23,166,346).......                $25,561,458
Real Estate Securities Trust,
 1,109,461 shares (cost $16,447,535).......                              $18,805,363
Balanced Trust,
 2,770,764 shares (cost $43,235,187).......                                            $45,468,244
Capital Growth Bond Trust,
 1,274,185 shares (cost $14,211,368).......                                                          $13,888,614
Money Market Trust,
 672,818 shares (cost $7,003,994)..........                                                                         $6,728,168
International Stock Trust,
 336,968 shares (cost $3,633,833)..........
Pacific Rim Emerging Markets Trust,
 338,294 shares (cost $3,682,082)..........
Equity Index Trust,
 108,941 shares (cost $1,118,404)..........
Equity Trust,
 182,861 shares (cost $3,865,666)..........
Value Equity Trust,
 135,940 shares (cost $1,932,410)..........
Growth and Income Trust,
 106,640 shares (cost $1,920,964)..........
U.S. Government Securities Trust,
 13,175 shares (cost $171,706).............
Conservative Asset Allocation Trust,
 12,303 shares (cost $136,001).............
Moderate Asset Allocation Trust,
 56,973 shares (cost $675,127).............
Aggressive Asset Allocation Trust,
 26,944 shares (cost $342,525).............
                                             -----------   -----------   -----------   -----------   -----------   ----------
Net assets.................................  $58,520,544   $25,561,458   $18,805,363   $45,468,244   $13,888,614   $6,728,168
                                             ===========   ===========   ===========   ===========   ===========   ==========
Units outstanding..........................    1,081,129       798,727       526,919     1,794,924       694,493      437,653
                                             ===========   ===========   ===========   ===========   ===========   ==========
Net asset value per unit...................  $     54.13   $     32.00   $     35.69   $     25.33   $     20.00   $    15.37
                                             ===========   ===========   ===========   ===========   ===========   ==========

                                                           PACIFIC RIM
                                             INTERNATIONAL  EMERGING       *EQUITY
                                                STOCK        MARKETS        INDEX
                                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                             -----------   -----------   -----------
ASSETS
Investment in NASL Series Trust--
 at market value:
Emerging Growth Trust,
 2,840,803 shares (cost $57,934,157).......
Quantitative Equity Trust,
 1,474,983 shares (cost $23,166,346).......
Real Estate Securities Trust,
 1,109,461 shares (cost $16,447,535).......
Balanced Trust,
 2,770,764 shares (cost $43,235,187).......
Capital Growth Bond Trust,
 1,274,185 shares (cost $14,211,368).......
Money Market Trust,
 672,818 shares (cost $7,003,994)..........
International Stock Trust,
 336,968 shares (cost $3,633,833)..........   $3,865,018
Pacific Rim Emerging Markets Trust,
 338,294 shares (cost $3,682,082)..........                 $3,687,402
Equity Index Trust,
 108,941 shares (cost $1,118,404)..........                               $1,164,577
Equity Trust,
 182,861 shares (cost $3,865,666)..........
Value Equity Trust,
 135,940 shares (cost $1,932,410)..........
Growth and Income Trust,
 106,640 shares (cost $1,920,964)..........
U.S. Government Securities Trust,
 13,175 shares (cost $171,706).............
Conservative Asset Allocation Trust,
 12,303 shares (cost $136,001).............
Moderate Asset Allocation Trust,
 56,973 shares (cost $675,127).............
Aggressive Asset Allocation Trust,
 26,944 shares (cost $342,525).............
                                             ----------    ----------    ----------
Net assets.................................  $3,865,018    $3,687,402    $1,164,577
                                             ==========    ==========    ==========
Units outstanding..........................     327,403       324,163       101,971
                                             ==========    ==========    ==========
Net asset value per unit...................   $   11.81     $   11.38     $   11.42
                                             ==========    ==========    ==========

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

See accompanying notes.

                            SEPARATE ACCOUNT FOUR OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                               December 31, 1996

                                                                     *GROWTH     *U.S. GOVERNMENT    *CONSERVATIVE
                                       *EQUITY     *VALUE EQUITY   AND INCOME       SECURITIES      ASSET ALLOCATION
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                                     -----------   -------------   -----------   ----------------   ----------------
ASSETS
Investment in NASL Series Trust--
 at market value:
Emerging Growth Trust, 2,840,803
 shares (cost $57,934,157).........
Quantitative Equity Trust,
 1,474,983 shares (cost
 $23,166,346)......................
Real Estate Securities Trust,
 1,109,461 shares (cost
 $16,447,535)......................
Balanced Trust, 2,770,764 shares
 (cost $43,235,187)................
Capital Growth Bond Trust,
 1,274,185 shares (cost
 $14,211,368)......................
Money Market Trust, 672,818 shares
 (cost $7,003,994).................
International Stock Trust, 336,968
 shares (cost $3,633,833)..........
Pacific Rim Emerging Markets Trust,
 338,294 shares (cost
 $3,682,082).......................
Equity Index Trust, 108,941 shares
 (cost $1,118,404).................
Equity Trust, 182,861 shares (cost
 $3,865,666).......................   $4,136,323
Value Equity Trust, 135,940 shares
 (cost $1,932,410).................                  $2,094,838
Growth and Income Trust, 106,640
 shares (cost $1,920,964)..........                                 $2,066,683
U.S. Government Securities Trust,
 13,175 shares (cost $171,706).....                                                  $175,486
Conservative Asset Allocation
 Trust, 12,303 shares (cost
 $136,001).........................                                                                     $143,209
Moderate Asset Allocation Trust,
 56,973 shares (cost $675,127).....
Aggressive Asset Allocation Trust,
 26,944 shares (cost $342,525).....
                                     ----------     ----------     ----------        --------           --------
Net assets.........................   $4,136,323     $2,094,838     $2,066,683       $175,486           $143,209
                                     ==========     ==========     ==========        ========           ========
Units outstanding..................     365,910        185,452        176,958          17,235             13,688
                                     ==========     ==========     ==========        ========           ========
Net asset value per unit...........   $   11.30      $   11.30      $   11.68        $  10.18           $  10.46
                                     ==========     ==========     ==========        ========           ========

                                        *MODERATE         *AGGRESSIVE
                                     ASSET ALLOCATION   ASSET ALLOCATION
                                       SUB-ACCOUNT        SUB-ACCOUNT         TOTAL
                                     ----------------   ----------------   -----------
ASSETS
Investment in NASL Series Trust--
 at market value:
Emerging Growth Trust, 2,840,803
 shares (cost $57,934,157).........                                        $58,520,544
Quantitative Equity Trust,
 1,474,983 shares (cost
 $23,166,346)......................                                         25,561,458
Real Estate Securities Trust,
 1,109,461 shares (cost
 $16,447,535)......................                                         18,805,363
Balanced Trust, 2,770,764 shares
 (cost $43,235,187)................                                         45,468,244
Capital Growth Bond Trust,
 1,274,185 shares (cost
 $14,211,368)......................                                         13,888,614
Money Market Trust, 672,818 shares
 (cost $7,003,994).................                                          6,728,168
International Stock Trust, 336,968
 shares (cost $3,633,833)..........                                          3,865,018
Pacific Rim Emerging Markets Trust,
 338,294 shares (cost
 $3,682,082).......................                                          3,687,402
Equity Index Trust, 108,941 shares
 (cost $1,118,404).................                                          1,164,577
Equity Trust, 182,861 shares (cost
 $3,865,666).......................                                          4,136,323
Value Equity Trust, 135,940 shares
 (cost $1,932,410).................                                          2,094,838
Growth and Income Trust, 106,640
 shares (cost $1,920,964)..........                                          2,066,683
U.S. Government Securities Trust,
 13,175 shares (cost $171,706).....                                            175,486
Conservative Asset Allocation
 Trust, 12,303 shares (cost
 $136,001).........................                                            143,209
Moderate Asset Allocation Trust,
 56,973 shares (cost $675,127).....      $711,589                              711,589
Aggressive Asset Allocation Trust,
 26,944 shares (cost $342,525).....                         $362,396           362,396
                                         --------           --------       ------------
Net assets.........................      $711,589           $362,396       $187,379,912
                                         ========           ========       ============
Units outstanding..................        66,867             33,360
                                         ========           ========
Net asset value per unit...........      $  10.64           $  10.86
                                         ========           ========


*Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

See accompanying notes.

                            SEPARATE ACCOUNT FOUR OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                            STATEMENT OF OPERATIONS
                          Year ended December 31, 1996

                                          EMERGING     QUANTITATIVE  REAL ESTATE                   CAPITAL
                                           GROWTH        EQUITY      SECURITIES     BALANCED     GROWTH BOND   MONEY MARKET
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         -----------   -----------   -----------   -----------   -----------   ------------
Investment income:
 Dividend income.......................  $8,843,524     $3,890,071    $3,089,196   $6,191,018     $ 813,220     $  522,633
Expenses:
 Mortality and expense risks charge....     368,823       151,076        97,165       274,346        86,787         38,258
                                         ----------    ----------    ----------    ----------    ----------     ----------
Net investment income (loss)...........   8,474,701     3,738,995     2,992,031     5,916,672       726,433        484,375
                                         ----------    ----------    ----------    ----------    ----------     ----------
Realized and unrealized gain (loss) on
 investments:
 Realized gain (loss) from security
   transactions:
   Proceeds from sales.................   6,561,190     3,065,148     2,069,989     3,782,322     2,257,680      4,574,935
   Cost of securities sold.............   4,628,761     2,226,724     1,848,111     3,146,020     2,354,529      4,366,887
                                         ----------    ----------    ----------    ----------    ----------     ----------
 Net realized gain (loss)..............   1,932,429       838,424       221,878       636,302       (96,849)       208,048
                                         ----------    ----------    ----------    ----------    ----------     ----------
 Unrealized (depreciation) appreciation
   of investments:
   Beginning of year...................   8,388,250     3,250,703       829,392     4,756,710        29,751        165,832
   End of year.........................     586,387     2,395,112     2,357,828     2,233,057      (322,754)      (275,826)
                                         ----------    ----------    ----------    ----------    ----------     ----------
 Net unrealized (depreciation)
   appreciation during the year........  (7,801,863)     (855,591)    1,528,436    (2,523,653)     (352,505)      (441,658)
                                         ----------    ----------    ----------    ----------    ----------     ----------
 Net realized and unrealized (loss)
   gain on investments.................  (5,869,434)      (17,167)    1,750,314    (1,887,351)     (449,354)      (233,610)
                                         ----------    ----------    ----------    ----------    ----------     ----------
 Net increase in net assets derived
   from operations.....................  $2,605,267     $3,721,828    $4,742,345   $4,029,321     $ 277,079     $  250,765
                                         ==========    ==========    ==========    ==========    ==========     ==========

                                                       PACIFIC RIM
                                         INTERNATIONAL  EMERGING       *EQUITY
                                            STOCK        MARKETS        INDEX
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         -----------   -----------   -----------
Investment income:
 Dividend income.......................   $ 102,007     $ 152,468     $  79,858
Expenses:
 Mortality and expense risks charge....      18,357        18,290         4,113
                                         ----------    ----------    ----------
Net investment income (loss)...........      83,650       134,178        75,745
                                         ----------    ----------    ----------
Realized and unrealized gain (loss) on
 investments:
 Realized gain (loss) from security
   transactions:
   Proceeds from sales.................     481,615       936,603        42,748
   Cost of securities sold.............     416,277       774,951        39,927
                                         ----------    ----------    ----------
 Net realized gain (loss)..............      65,338       161,652         2,821
                                         ----------    ----------    ----------
 Unrealized (depreciation) appreciation
   of investments:
   Beginning of year...................     110,424       114,318            --
   End of year.........................     231,185         5,325        46,173
                                         ----------    ----------    ----------
 Net unrealized (depreciation)
   appreciation during the year........     120,761      (108,993)       46,173
                                         ----------    ----------    ----------
 Net realized and unrealized (loss)
   gain on investments.................     186,099        52,659        48,994
                                         ----------    ----------    ----------
 Net increase in net assets derived
   from operations.....................   $ 269,749     $ 186,837     $ 124,739
                                         ==========    ==========    ==========

*Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

See accompanying notes.

                            SEPARATE ACCOUNT FOUR OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                      STATEMENT OF OPERATIONS (CONTINUED)
                          Year ended December 31, 1996

                                                                                 *U.S.
                                                                  *GROWTH     GOVERNMENT     *CONSERVATIVE        *MODERATE
                                    *EQUITY     *VALUE EQUITY   AND INCOME    SECURITIES    ASSET ALLOCATION   ASSET ALLOCATION
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                                  -----------   -------------   -----------   -----------   ----------------   ----------------
Investment income:
  Dividend income...............    $ 37,137       $ 14,881       $    461      $     --         $    --            $    --
Expenses:
  Mortality and expense risks
    charge......................      12,389          6,019          4,797           849             685              2,050
                                    --------       --------       --------      --------         -------            -------
Net investment income (loss)....      24,748          8,862         (4,336)         (849)           (685)            (2,050)
                                    --------       --------       --------      --------         -------            -------
Realized and unrealized gain
  (loss) on investments:
  Realized gain (loss) from
    security transactions:
    Proceeds from sales.........     646,845         90,317        376,632       322,161          43,255             31,213
    Cost of securities sold.....     622,356         88,968        332,811       317,325          40,504             29,641
                                    --------       --------       --------      --------         -------            -------
  Net realized gain (loss)......      24,489          1,349         43,821         4,836           2,751              1,572
                                    --------       --------       --------      --------         -------            -------
  Unrealized (depreciation)
    appreciation of investments:
    Beginning of year...........          --             --             --            --              --                 --
    End of year.................     270,657        162,428        145,719         3,780           7,208             36,462
                                    --------       --------       --------      --------         -------            -------
  Net unrealized (depreciation)
    appreciation during the
    year........................     270,657        162,428        145,719         3,780           7,208             36,462
                                    --------       --------       --------      --------         -------            -------
  Net realized and unrealized
    (loss) gain on
    investments.................     295,146        163,777        189,540         8,616           9,959             38,034
                                    --------       --------       --------      --------         -------            -------
Net increase in net assets
  derived from operations.......    $319,894       $172,639       $185,204      $  7,767         $ 9,274            $35,984
                                    ========       ========       ========      ========         =======            =======


                                    *AGGRESSIVE
                                  ASSET ALLOCATION
                                    SUB-ACCOUNT         TOTAL
                                  ----------------   ------------
Investment income:
  Dividend income...............       $ 2,110        $23,738,584
Expenses:
  Mortality and expense risks
    charge......................         1,342          1,085,346
                                       -------        -----------
Net investment income (loss)....           768         22,653,238
                                       -------        -----------
Realized and unrealized gain
  (loss) on investments:
  Realized gain (loss) from
    security transactions:
    Proceeds from sales.........        86,943         25,369,596
    Cost of securities sold.....        82,784         21,316,576
                                       -------        -----------
  Net realized gain (loss)......         4,159          4,053,020
                                       -------        -----------
  Unrealized (depreciation)
    appreciation of investments:
    Beginning of year...........            --         17,645,380
    End of year.................        19,871          7,902,612
                                       -------        -----------
  Net unrealized (depreciation)
    appreciation during the
    year........................        19,871         (9,742,768)
                                       -------        -----------
  Net realized and unrealized
    (loss) gain on
    investments.................        24,030         (5,689,748)
                                       -------        -----------
Net increase in net assets
  derived from operations.......       $24,798        $16,963,490
                                       =======        ===========

*Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

See accompanying notes.

                            SEPARATE ACCOUNT FOUR OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                      STATEMENTS OF CHANGES IN NET ASSETS
                     Years ended December 31, 1996 and 1995

                             EMERGING GROWTH           QUANTITATIVE EQUITY       REAL ESTATE SECURITIES      BALANCED
                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT          SUB-ACCOUNT
                        -------------------------   -------------------------   -------------------------   -----------
                        YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                        DEC. 31/96    DEC. 31/95    DEC. 31/96    DEC. 31/95    DEC. 31/96    DEC. 31/95    DEC. 31/96
                        -----------   -----------   -----------   -----------   -----------   -----------   -----------
FROM OPERATIONS
Net investment income
 (loss)................ $ 8,474,701   $   954,799   $ 3,738,995   $  (105,143)  $ 2,992,031   $   148,117   $ 5,916,672
Net realized gain
 (loss)................   1,932,429       625,908       838,424       209,069       221,878       168,151       636,302
Net unrealized
 (depreciation)
 appreciation of
 investments during the
 year..................  (7,801,863)    8,277,189      (855,591)    4,034,771     1,528,436     1,396,739    (2,523,653)
                        -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net increase in net
 assets derived from
 operations............   2,605,267     9,857,896     3,721,828     4,138,697     4,742,345     1,713,007     4,029,321
                        -----------   -----------   -----------   -----------   -----------   -----------   -----------
FROM CAPITAL
 TRANSACTIONS
Additions (deductions)
 from:
Transfer of net
 premiums..............  14,023,834    15,756,405     4,853,989     5,345,300     2,765,182     4,283,407     8,726,978
Transfer of
 terminations..........  (5,184,577)   (4,775,355)   (1,960,658)   (2,397,088)   (1,467,190)   (1,478,397)   (3,748,227)
Transfer of policy
 loans.................    (629,038)     (383,960)     (199,046)     (139,168)     (101,471)      (43,920)     (345,242)
Net interfund
 transfers.............  (4,559,177)      808,068    (1,140,965)      601,941    (1,015,253)   (1,220,289)   (2,422,119)
                        -----------   -----------   -----------   -----------   -----------   -----------   -----------
                          3,651,042    11,405,158     1,553,320     3,410,994       181,268     1,540,801     2,211,390
                        -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net increase in net
 assets................   6,256,309    21,263,054     5,275,148     7,549,691     4,923,613     3,253,808     6,240,711
NET ASSETS
Beginning of year......  52,264,235    31,001,181    20,286,310    12,736,619    13,881,750    10,627,942    39,227,533
                        -----------   -----------   -----------   -----------   -----------   -----------   -----------
End of year............ $58,520,544   $52,264,235   $25,561,458   $20,286,310   $18,805,363   $13,881,750   $45,468,244
                        ===========   ===========   ===========   ===========   ===========   ===========   ===========

                                            CAPITAL GROWTH               MONEY MARKET
                                           BOND SUB-ACCOUNT              SUB-ACCOUNT
                                       -------------------------   ------------------------
                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                         DEC. 31/95    DEC. 31/96    DEC. 31/95    DEC. 31/96    DEC. 31/95
                         -----------   -----------   -----------   -----------   ----------
                        <
FROM OPERATIONS
Net investment income
 (loss)................  $  (165,971)  $   726,433   $   818,203   $   484,375   $ (36,158)
Net realized gain
 (loss)................      191,394       (96,849)      (18,323)      208,048     109,650
Net unrealized
 (depreciation)
 appreciation of
 investments during the
 year..................    7,012,384      (352,505)    1,042,903      (441,658)    197,256
                         -----------   -----------   -----------   -----------  ----------
Net increase in net
 assets derived from
 operations............    7,037,807       277,079     1,842,783       250,765     270,748
                         -----------   -----------   -----------   -----------  ----------
FROM CAPITAL
 TRANSACTIONS
Additions (deductions)
 from:
Transfer of net
 premiums..............   10,932,103     2,665,999     3,119,374     2,628,791   2,577,889
Transfer of
 terminations..........   (3,544,462)     (923,256)   (1,316,692)     (956,767)   (782,380)
Transfer of policy
 loans.................     (305,026)      (81,852)      (67,747)      (13,756)    (36,007)
Net interfund
 transfers.............   (1,831,364)     (809,388)      730,548    (1,146,057)   (642,476)
                         -----------   -----------   -----------   -----------  ----------
                           5,251,251       851,503     2,465,483       512,211   1,117,026
                         -----------   -----------   -----------   -----------  ----------
Net increase in net
 assets................   12,289,058     1,128,582     4,308,266       762,976   1,387,774
NET ASSETS
Beginning of year......   26,938,475    12,760,032     8,451,766     5,965,192   4,577,418
                         -----------   -----------   -----------   -----------  ----------
End of year............  $39,227,533   $13,888,614   $12,760,032   $ 6,728,168  $5,965,192
                         ===========   ===========   ===========   ===========  ==========


*Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

See accompanying notes.

                            SEPARATE ACCOUNT FOUR OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                     Years ended December 31, 1996 and 1995

                                                                                         *EQUITY                        *VALUE
                                     INTERNATIONAL STOCK      PACIFIC RIM EMERGING        INDEX         *EQUITY         EQUITY
                                         SUB-ACCOUNT           MARKETS SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                   -----------------------   -----------------------   ------------   ------------   ------------
                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                   DEC. 31/96   DEC. 31/95   DEC. 31/96   DEC. 31/95    DEC. 31/96     DEC. 31/96     DEC. 31/96
                                   ----------   ----------   ----------   ----------   ------------   ------------   ------------
FROM OPERATIONS
Net investment income (loss).....  $   83,650   $   35,276   $  134,178   $   10,988    $   75,745     $   24,748     $    8,862
Net realized gain (loss).........      65,338        2,338      161,652         (788)        2,821         24,489          1,349
Net unrealized (depreciation)
 appreciation of investments
 during the year.................     120,761      111,348     (108,993)     119,803        46,173        270,657        162,428
                                   ----------   ----------   ----------   ----------    ----------     ----------     ----------
Net increase in net assets
 derived from operations.........     269,749      148,962      186,837      130,003       124,739        319,894        172,639
                                   ----------   ----------   ----------   ----------    ----------     ----------     ----------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
 Transfer of net premiums........     870,119      468,861      683,676      339,577       279,042        961,034        351,584
 Transfer of terminations........    (194,570)    (114,292)    (201,928)     (84,460)      (38,180)       (85,993)       (35,519)
 Transfer of policy loans........     (27,661)      (8,567)     (20,049)      (7,956)       (3,251)        (8,149)        (4,090)
 Net interfund transfers.........   1,135,964    1,045,046    1,647,145      839,514       802,227      2,949,537      1,610,224
                                   ----------   ----------   ----------   ----------    ----------     ----------     ----------
                                    1,783,852    1,391,048    2,108,844    1,086,675     1,039,838      3,816,429      1,922,199
                                   ----------   ----------   ----------   ----------    ----------     ----------     ----------
Net increase in net assets.......   2,053,601    1,540,010    2,295,681    1,216,678     1,164,577      4,136,323      2,094,838
NET ASSETS
Beginning of year................   1,811,417      271,407    1,391,721      175,043            --             --             --
                                   ----------   ----------   ----------   ----------    ----------     ----------     ----------
End of year......................  $3,865,018   $1,811,417   $3,687,402   $1,391,721    $1,164,577     $4,136,323     $2,094,838
                                   ==========   ==========   ==========   ==========    ==========     ==========     ==========

                                                     *U.S.       *CONSERVATIVE   *MODERATE     *AGGRESSIVE
                                   *GROWTH AND     GOVERNMENT       ASSET          ASSET          ASSET
                                      INCOME       SECURITIES     ALLOCATION     ALLOCATION     ALLOCATION
                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       TOTAL
                                   ------------   ------------   ------------   ------------   ------------   ------------
                                   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED    YEAR ENDED
                                    DEC. 31/96     DEC. 31/96     DEC. 31/96     DEC. 31/96     DEC. 31/96     DEC. 31/96
                                   ------------   ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS
Net investment income (loss).....   $   (4,336)     $   (849)      $   (685)      $ (2,050)      $    768     $ 22,653,238
Net realized gain (loss).........       43,821         4,836          2,751          1,572          4,159        4,053,020
Net unrealized (depreciation)
 appreciation of investments
 during the year.................      145,719         3,780          7,208         36,462         19,871       (9,742,768)
                                    ----------      --------       --------       --------       --------     ------------
Net increase in net assets
 derived from operations.........      185,204         7,767          9,274         35,984         24,798       16,963,490
                                    ----------      --------       --------       --------       --------     ------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
 Transfer of net premiums........      316,929        18,521         44,311        131,528         67,783       39,389,300
 Transfer of terminations........      (36,051)     (299,154)        (5,606)       (12,696)       (10,117)     (15,160,489)
 Transfer of policy loans........         (439)           --             --         (1,206)        (1,206)      (1,436,456)
 Net interfund transfers.........    1,601,040       448,352         95,230        557,979        281,138           35,877
                                    ----------      --------       --------       --------       --------     ------------
                                     1,881,479       167,719        133,935        675,605        337,598       22,828,232
                                    ----------      --------       --------       --------       --------     ------------
Net increase in net assets.......    2,066,683       175,486        143,209        711,589        362,396       39,791,722
NET ASSETS
Beginning of year................           --            --             --             --             --      147,588,190
                                    ----------      --------       --------       --------       --------     ------------
End of year......................   $2,066,683      $175,486       $143,209       $711,589       $362,396     $187,379,912
                                    ==========      ========       ========       ========       ========     ============

                                      TOTAL
                                   ------------
                                    YEAR ENDED
                                    DEC. 31/95
                                   ------------
FROM OPERATIONS
Net investment income (loss).....  $  1,660,111
Net realized gain (loss).........     1,287,399
Net unrealized (depreciation)
 appreciation of investments
 during the year.................    22,192,393
                                   ------------
Net increase in net assets
 derived from operations.........    25,139,903
                                   ------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
 Transfer of net premiums........    42,822,925
 Transfer of terminations........   (14,493,126)
 Transfer of policy loans........      (992,351)
 Net interfund transfers.........       330,988
                                   ------------
                                     27,668,436
                                   ------------
Net increase in net assets.......    52,808,339
NET ASSETS
Beginning of year................    94,779,351
                                   ------------
End of year......................  $147,588,190
                                   ============


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

See accompanying notes.

                            SEPARATE ACCOUNT FOUR OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1996

1.  ORGANIZATION

Separate Account Four of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is comprised of investment sub-accounts available for allocation of net premiums under variable universal life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"). The Separate Account was established by Manufacturers Life of America, a life insurance company organized in 1983 under Michigan law. Manufacturers Life of America is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian mutual life insurance company. On January 1, 1996, Manulife Financial merged with North American Life Assurance Company and as a result, acquired control of the NASL Series Trust. The Equity Index Fund, Equity, Value Equity, Growth and Income, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, and Aggressive Asset Allocation Trusts, were added to the Separate Account on February 14, 1996 as investment options for policy holders of Manufacturers Life of America.

Effective December 31, 1996, Manulife Series Fund, Inc. was merged into the NASL Series Trust. As a result, the following sub-accounts of the Separate Account were renamed to correspond with the fund names of the NASL Series Trust.

          MANULIFE SERIES FUND, INC.                        NASL SERIES TRUST
                 SUB-ACCOUNTS                                  SUB-ACCOUNTS
--------------------------------------------------------------------------------------------
         Emerging Growth Equity Fund                      Emerging Growth Trust
              Common Stock Fund                         Quantitative Equity Trust
         Real Estate Securities Fund                   Real Estate Securities Trust
             Balanced Assets Fund                             Balanced Trust
           Capital Growth Bond Fund                     Capital Growth Bond Trust
              Money Market Fund                             Money Market Trust
              International Fund                        International Stock Trust
      Pacific Rim Emerging Markets Fund             Pacific Rim Emerging Markets Trust
              Equity Index Fund                             Equity Index Trust

All references hereinafter to NASL Series Trust would have been to Manulife Series Fund, Inc. prior to December 31, 1996.

The assets of the Separate Account are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be charged with liabilities arising out of any other business Manufacturers Life of America may conduct.

The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

                            SEPARATE ACCOUNT FOUR OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                      FINANCIAL STATEMENTS -- (CONTINUED)

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments -- Investments are made among the sixteen Trusts of NASL Series Trust and are valued at the reported net asset values of these Trusts. Transactions are recorded on the trade date. Net investment income and net realized gains on investments in NASL Series Trust are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes -- Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

     The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to the Separate Account's operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  MORTALITY AND EXPENSE RISKS CHARGE

Manufacturers Life of America deducts from the assets of the Separate Account a daily charge equivalent to an annual rate of 0.65% of the average net value of the Separate Account's assets for mortality and expense risks.

4.  PREMIUM DEDUCTIONS

Manufacturers Life of America deducts a sales charge of 3% and a charge of 2% to cover state premium taxes from the gross single premium and any additional premiums before placing the remaining net premiums in the sub-accounts.

5.  PURCHASES AND SALES OF NASL SERIES TRUST SHARES

Purchases and sales of the shares of common stock of NASL Series Trust for the year ended December 31, 1996 were $70,957,210 and $25,369,596, respectively, and for the year ended December 31, 1995 were $43,364,307 and $13,876,820, respectively.

6.  RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of

                            SEPARATE ACCOUNT FOUR OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                      FINANCIAL STATEMENTS -- (CONTINUED)

America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                       CONSOLIDATED FINANCIAL STATEMENTS


                        THE MANUFACTURERS LIFE INSURANCE
                               COMPANY OF AMERICA

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                      WITH REPORT OF INDEPENDENT AUDITORS

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
  THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above, present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of America at December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 1996 the Company adopted certain accounting changes to conform with generally accepted accounting principles for mutual life insurance enterprises, and retroactively restated the 1995 and 1994 financial statements for the change.

                                                                            LOGO

                                                               ERNST & YOUNG LLP


Philadelphia, Pennsylvania

March 21, 1997

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                          CONSOLIDATED BALANCE SHEETS

                                                                         AS AT DECEMBER 31
                                                                       ----------------------
                                                                         1996          1995
                                                                       ---------     --------
                                                                           ($ THOUSANDS)
ASSETS
INVESTMENTS:
Securities available-for-sale, at fair value: (note 4)
  Fixed maturity (amortized cost: 1996 $50,456; 1995 $62,757)......    $  51,708     $ 66,968
  Equity (cost: 1996 $19,450; 1995 $22,441)........................       21,572       23,345
Mortgage loans.....................................................          645        7,314
Policy loans.......................................................        9,822        6,955
Cash and short-term investments....................................       17,493       17,881
                                                                       ----------    --------
Total Investments..................................................    $ 101,240     $122,463
                                                                       ==========    ========
Guaranteed annuity contracts (note 5)..............................      171,691      155,335
Deferred acquisition costs (note 6)................................      102,610       78,829
Income taxes recoverable...........................................       10,549        5,156
Deferred income taxes (note 7).....................................        1,041        1,616
Other assets.......................................................        7,378       11,010
Separate account assets............................................      668,094      480,405
                                                                       ----------    --------
TOTAL ASSETS.......................................................    $1,062,603    $854,814
                                                                       ==========    ========
LIABILITIES, CAPITAL AND SURPLUS
LIABILITIES:
Policyholder Liabilities and accruals..............................    $  91,915     $ 86,129
Bonds payable (note 8).............................................      158,760      158,890
Surplus note (note 9)..............................................        8,500        8,500
Due to affiliates..................................................       11,122          463
Other liabilities..................................................        7,582        9,907
Separate account liabilities.......................................      668,094      480,405
                                                                       ----------    --------
TOTAL LIABILITIES..................................................    $ 945,973     $744,294
                                                                       ==========    ========
CAPITAL AND SURPLUS:
Common shares (note 10)............................................        4,502        4,502
Preferred shares (note 10).........................................       10,500       10,500
Contributed surplus................................................       98,569       83,569
Retained earnings..................................................        1,726       10,133
Net unrealized gain on securities available-for-sale (note 4)......        1,333        1,816
                                                                       ----------    --------
TOTAL CAPITAL AND SURPLUS..........................................      116,630      110,520
                                                                       ==========    ========
TOTAL LIABILITIES, CAPITAL AND SURPLUS.............................    $1,062,603    $854,814
                                                                       ==========    ========

The accompanying notes are an integral part of these consolidated financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                       CONSOLIDATED STATEMENTS OF INCOME

                                                              FOR THE YEARS ENDED DECEMBER 31
                                                             ----------------------------------
                                                               1996         1995         1994
                                                             --------     --------     --------
                                                                       ($ THOUSANDS)
REVENUE:
Premiums.................................................    $ 12,898     $ 15,293     $ 27,578
Fee income...............................................      40,434       24,986       18,259
Net investment income (note 4)...........................      19,651       18,729       17,691
Realized investment gains (losses).......................        (119)       3,084       (3,567)
Other....................................................         668           82          361
                                                             --------     --------     --------
TOTAL REVENUE............................................      73,532       62,174       60,322
                                                             ========     ========     ========
BENEFITS AND EXPENSES:
Policyholder benefits and claims.........................      14,473       16,905       28,768
Operating costs and expenses.............................      34,581       30,728       16,395
Commissions..............................................      10,431        5,859        8,923
Amortization of deferred acquisition costs (note 6)......      13,240        5,351        3,289
Interest expense.........................................      12,251       12,251       12,251
Policyholder dividends...................................         872        1,886          965
                                                             --------     --------     --------
TOTAL BENEFITS AND EXPENSES..............................      85,848       72,980       70,591
                                                             --------     --------     --------
LOSS BEFORE INCOME TAXES.................................     (12,316)     (10,806)     (10,269)
                                                             --------     --------     --------
INCOME TAX BENEFIT (note 7)..............................       3,909        3,960        3,543
                                                             --------     --------     --------
NET LOSS.................................................    $ (8,407)    $ (6,846)    $ (6,726)
                                                             ========     ========     ========

The accompanying notes are an integral part of these consolidated financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

           CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                           FOR THE YEARS ENDED DECEMBER 31
                                       -----------------------------------------------------------------------
                                                                               NET UNREALIZED
                                                                               GAINS (LOSSES)         TOTAL
                                       CAPITAL    CONTRIBUTED    RETAINED      ON SECURITIES         CAPITAL
                                        STOCK       SURPLUS      EARNINGS    AVAILABLE-FOR-SALE    AND SURPLUS
                                       -------    -----------    --------    ------------------    -----------
                                                                    ($ THOUSANDS)
1996
Balance, January 1...................  $15,002      $83,569      $ 10,133         $  1,816          $ 110,520
Net loss during the year.............                              (8,407)                             (8,407)
Change in unrealized gain(loss),
  net of taxes (note 4)..............                                                 (483)              (483)
Issuance of shares (note 10).........                15,000                                            15,000
                                       -------      -------      --------          -------          ---------
BALANCE, DECEMBER 31 (NOTE 10).......  $15,002      $98,569      $  1,726         $  1,333          $ 116,630
                                       =======      =======      ========          =======          =========
1995
Balance, January 1...................  $15,002      $70,999      $ 16,979         $ (1,141)         $ 101,839
Net loss during the year.............                              (6,846)                             (6,846)
Change in unrealized gain(loss),
  net of taxes (note 4)..............                                                2,957              2,957
Issuance of shares (note 10).........                12,570                                            12,570
                                       -------      -------      --------          -------          ---------
BALANCE, DECEMBER 31.................  $15,002      $83,569      $ 10,133         $  1,816          $ 110,520
                                       =======      =======      ========          =======          =========
1994
Balance, January 1...................  $35,002      $30,999      $  7,396         $ (1,592)         $  71,805
Cumulative effect of accounting
  change (note 2)....................                              16,309            1,353             17,662
Net loss during the year.............                              (6,726)                             (6,726)
Change in unrealized gain(loss),
  net of taxes.......................                                                 (902)              (902)
Capital restructuring of preferred
  shares.............................  (20,000)      20,000                                                 0
Issuance of shares (note 10).........                20,000                                            20,000
                                       -------      -------      --------          -------          ---------
BALANCE, DECEMBER 31.................  $15,002      $70,999      $ 16,979         $ (1,141)         $ 101,839
                                       =======      =======      ========          =======          =========

The accompanying notes are an integral part of these consolidated financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                              FOR THE YEARS ENDED DECEMBER 31
                                                            -----------------------------------
                                                              1996          1995         1994
                                                            ---------     --------     --------
                                                                       ($ THOUSANDS)
OPERATING ACTIVITIES:
Net Loss................................................    $  (8,407)    $ (6,846)    $ (6,726)
Adjustments to reconcile net loss to net cash used in
  operating activities:
  Additions to Policy liabilities.......................        3,287        7,329       27,338
  Deferred acquisition costs............................      (36,024)     (28,147)     (31,125)
  Amortization of deferred acquisition costs............       13,240        5,351        3,289
  Realized gain (losses) on investments.................          119       (3,084)       3,567
  Decreases (additions) to deferred income taxes........          473        1,168       (4,001)
  Other.................................................        6,844       (5,336)      17,673
                                                            ---------     --------     --------
Net cash provided by (used in) operating activities.....      (20,468)     (29,565)      10,015
                                                            =========     ========     ========
INVESTING ACTIVITIES:
Fixed maturity securities sold..........................      120,234       67,507       43,176
Fixed maturity securities purchased.....................     (108,401)     (76,402)     (72,819)
Equities sold...........................................       25,505        6,500       30,011
Equities purchased......................................      (22,203)      (1,726)     (18,245)
Mortgages purchased.....................................           --           --           --
Mortgages sold/principal repayments.....................        6,669       77,086       22,656
Policy loans advanced, net..............................       (2,867)      (2,461)      (1,471)
Guaranteed annuity contracts............................      (16,356)     (79,710)     (36,236)
                                                            ---------     --------     --------
Cash provided by (used in) investing activities.........        2,581       (9,206)     (32,928)
                                                            =========     ========     ========
FINANCING ACTIVITIES:
Receipts from variable life and annuity policies
  credited to policyholder account balances.............        5,493        9,017       10,533
Withdrawals of policyholder account balances on variable
  life and annuity policies.............................       (2,994)      (3,173)      (1,284)
Issuance of shares......................................       15,000       12,570       20,000
Issuance of surplus notes...............................           --        8,500           --
                                                            ---------     --------     --------
Cash provided by financing activities...................       17,499       26,914       29,249
                                                            =========     ========     ========
CASH AND SHORT-TERM INVESTMENTS:
Increase (decrease) during the year.....................         (388)     (11,857)       6,336
Balance, beginning of year..............................       17,881       29,738       23,402
                                                            ---------     --------     --------
BALANCE, END OF YEAR....................................    $  17,493     $ 17,881     $ 29,738
                                                            =========     ========     ========

The accompanying notes are an integral part of these consolidated financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                           (In Thousands of Dollars)

1.  ORGANIZATION

The Manufacturers Life Insurance Company of America ("ManAmerica" or the "Company") is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA" or the "Parent"), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian-based mutual life insurance company. The Company markets variable annuity and variable life products in the United States and traditional insurance products in Taiwan.

2.  BASIS OF PRESENTATION

A)  ADOPTION OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying consolidated financial statements of The Manufacturers Life Insurance Company of America and its wholly-owned subsidiaries have been prepared in accordance with generally accepted accounting principles ("GAAP").

Prior to 1996, the Company prepared its financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Michigan which practices were considered GAAP for mutual life insurance companies and their wholly-owned direct and indirect subsidiaries. Financial Accounting Standard Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" ("FIN 40") as amended, which is effective for 1996 annual financial statements and thereafter, no longer permits statutory based financial statements to be described as being prepared in conformity with GAAP. Accordingly, the Company has adopted GAAP including Statement of Financial Accounting Standards 120 ("FAS 120"), "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts", which addresses the accounting for long-duration insurance and reinsurance contracts, including all participating business.

Pursuant to the requirements of FIN 40 and FAS 120, the effect of the changes in accounting have been applied retroactively and the previously issued 1995 and 1994 financial statements have been restated for the change. The effect of the changes applicable to years prior to January 1, 1994 has been presented as a restatement of surplus as of that date. As a result, surplus at January 1, 1994 increased by $17,662 net of applicable deferred taxes.

The adoption had the effect of increasing net income for 1996, 1995 and 1994 by approximately $7,554, $6,859 and $12,934, respectively.

B)  REORGANIZATION

On December 20, 1995, Manulife Reinsurance Corporation (U.S.A) ("MRC") transferred to the Company all of the common and preferred shares of Manufacturers Advisor Corporation ("MAC"), an investment fund management company.

On December 31, 1996, ManUSA transferred to the Company all of the common and preferred shares of Manulife Holding Corporation ("Holdco"), an investment holding company. Holdco has primarily two wholly-owned subsidiaries, ManEquity Inc., a registered broker/dealer, and the Manufacturers Life Mortgage Securities Corporation ("MLMSC"), an issuer of mortgage-backed US Dollar bonds. The Company then transferred all the common and preferred shares of MAC to Holdco for two shares of $1 common stock of Holdco.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

These transfers have been accounted for using the pooling-of-interests method of accounting. Under this method, the assets, liabilities, capital and surplus, revenues and expenses of each separate entity are combined retroactively at their historical carrying values to form the financial statements of the Company for all periods presented to give effect to the reorganization as if the structure in place at December 31, 1996 had been in place as of the earliest period presented in these consolidated financial statements. The accounts of all subsidiary companies are therefore combined and all significant inter-company balances and transactions are eliminated on combination. In addition, the capital and surplus of the Company has been restated retroactively to January 1, 1994 to reflect the capital structure in place at December 31, 1996.

The revenues and net income reported by the separate entities and the combined amounts presented in the accompanying consolidated financial statements are as follows:

                                                                FOR THE YEARS ENDED DECEMBER 31
                                                                -------------------------------
                                                                 1996        1995        1994
                                                                -------     -------     -------
                                                                         ($ THOUSANDS)
REVENUE:
ManAmerica..................................................    $54,404     $45,655     $44,432
Holdco......................................................     15,543      13,828      14,087
MAC.........................................................      3,585       2,691       1,803
                                                                -------     -------     -------
TOTAL REVENUE...............................................    $73,532     $62,174     $60,322
                                                                =======     =======     =======
NET INCOME (LOSS):
ManAmerica..................................................    $(8,676)    $(7,402)    $(7,221)
Holdco......................................................       (670)        (10)        257
MAC.........................................................        939         566         238
                                                                -------     -------     -------
TOTAL NET LOSS..............................................    $(8,407)    $(6,846)    $(6,726)
                                                                =======     =======     =======

3.  SIGNIFICANT ACCOUNTING POLICIES

A)  PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

B)  INVESTMENTS

The Company classifies all of its fixed maturity and equity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in surplus after adjustments for deferred taxes and DAC. Discounts and premiums on investments are amortized using the effective interest method.

Mortgage loans are reported at amortized cost, net of a provision for losses. The provision for losses is established for mortgage loans which are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

Policy loans are reported at aggregate unpaid balances which approximate fair value.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

C)  DEFERRED ACQUISITION COSTS (DAC)

Commissions and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. DAC associated with variable annuity and variable life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional life insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in Capital and Surplus. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

D)  POLICYHOLDER LIABILITIES

For variable annuity and variable life contracts reserves equal the policyholder account value. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges and administrative expenses charged to the policyholders. Policy charges which compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

Policyholder liabilities for traditional life insurance policies sold in Taiwan are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expense and interest rate yields that were established in the year of issue.

E)  SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

F)  REVENUE RECOGNITION

Fee income from variable annuity and variable life insurance policies consists of policy charges for the cost of insurance, expenses and surrender charges that have been assessed against the policy account balances. Policy charges that are designed to compensate the company for future services are deferred and recognized in income over the period benefited, using the same assumptions used to amortize DAC. Premiums on long-duration life insurance contracts are recognized as revenue when due. Investment income is recorded when due.

G)  EXPENSES

Expenses for variable annuity and variable life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances.

H)  REINSURANCE

The Company is routinely involved in reinsurance transactions in order to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance and modified co-insurance. Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA claims are reported net of reinsured amounts. Amounts paid with respect to ceded reinsurance contracts are reported as reinsurance receivables in other assets.

I)  FOREIGN EXCHANGE

The Company's Taiwanese branch balance sheet and statement of income are translated at the current exchange and average exchange rates for the year respectively. Translation adjustments for foreign currency transactions that affect cash flows are reported in earnings.

J)  INCOME TAX

Income taxes have been provided for in accordance with Statement of Financial Accounting Standards 109 ("FAS 109") "Accounting for Income Taxes." The Company joins ManUSA, MRC and Manulife Reinsurance Limited ("MRL") in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax sharing agreement, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. Income taxes recoverable represents amounts due from ManUSA in connection with the consolidated return.

4.  INVESTMENTS AND INVESTMENT INCOME

A)  FIXED MATURITY AND EQUITY SECURITIES

At December 31, 1996, all fixed maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                          AS AT DECEMBER 31,
                                         ------------------------------------------------------------------------------------
                                                                     GROSS                 GROSS
                                           AMORTIZED COST       UNREALIZED GAINS     UNREALIZED LOSSES         FAIR VALUE
                                         ------------------    ------------------    ------------------    ------------------
                                          1996       1995       1996       1995       1996       1995       1996       1995
                                         -------    -------    -------    -------    -------    -------    -------    -------
                                                                            ($ THOUSANDS)
FIXED MATURITY SECURITIES:
U.S. government.......................   $ 9,219    $15,145    $   386    $   690    $   (98)   $   (98)   $ 9,507    $15,737
Foreign governments...................     9,227      6,071        221        219         (8)        --      9,440      6,290
Corporate.............................    32,010     32,018        981      3,147       (230)       (13)    32,761     35,152
Mortgage backed.......................        --      9,523         --        272         --         (6)        --      9,789
                                         -------    -------    -------    -------    -------    -------    -------    -------
Total fixed maturity securities.......   $50,456    $62,757    $ 1,588    $ 4,328    $  (336)   $  (117)   $51,708    $66,968
Equity securities.....................   $19,450    $22,441    $ 2,134    $   923    $   (12)   $   (19)   $21,572    $23,345
                                         =======    =======    =======    =======    =======    =======    =======    =======

Proceeds from sales of fixed maturity securities during 1996 were $120,234 (1995 $67,507; 1994 $43,176). Gross gains of $1,858 and gross losses of $1,837 were realized on those sales (1995 $2,630 and $218; 1994 $168 and $1,007 respectively).

Proceeds from sale of equity securities during 1996 were $26,584 (1995 $6,500; 1994 $30,011). Gross gains of $NIL and gross losses of $140 were realized on those sales (1995 $785 and $113; 1994 $48 and $2,776 respectively).

The contractual maturities of fixed maturity securities at December 31, 1996 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

                                                                       AMORTIZED COST    FAIR VALUE
                                                                       --------------    ----------
                                                                              ($ THOUSANDS)
Fixed maturity securities, including mortgage-backed securities
One year or less....................................................      $  3,315        $  3,367
Greater than 1; up to 5 years.......................................         2,568           2,658
Greater than 5; up to 10 years......................................        19,539          19,959
Due after 10 years..................................................        24,993          25,724
                                                                           -------         -------
TOTAL FIXED MATURITY SECURITIES.....................................      $ 50,415        $ 51,708
                                                                           =======         =======

UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE

Net unrealized gains (losses) on fixed maturity and equity securities included in capital and surplus were as follows:

                                                                            AS AT DECEMBER 31
                                                                           -------------------
                                                                            1996        1995
                                                                           -------     -------
                                                                              ($ THOUSANDS)
Gross unrealized gains.................................................    $ 3,722     $ 5,251
Gross unrealized losses................................................       (348)       (136)
DAC and other fair value adjustments...................................     (1,321)     (2,317)
Deferred income taxes..................................................       (720)       (982)
                                                                           -------     -------
NET UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE.........    $ 1,333     $ 1,816
                                                                           =======     =======

B)  INVESTMENT INCOME

Income by type of investment was as follows:

                                                                FOR THE YEARS ENDED DECEMBER 31
                                                                -------------------------------
                                                                 1996        1995        1994
                                                                -------     -------     -------
                                                                         ($ THOUSANDS)
Fixed maturity securities...................................    $ 4,447     $ 4,430     $ 1,712
Mortgage loans..............................................        278       3,076       8,844
Equity securities...........................................        671         646       1,245
Guaranteed annuity contracts................................     13,196       9,691       5,040
Other investments...........................................      1,419       1,235         957
                                                                -------     -------     -------
Gross investment income.....................................     20,011      19,078      17,798
                                                                -------     -------     -------
Investment expenses.........................................        360         349         107
                                                                -------     -------     -------
NET INVESTMENT INCOME.......................................    $19,651     $18,729     $17,691
                                                                =======     =======     =======

5.  GUARANTEED ANNUITY CONTRACTS

The Company's wholly-owned subsidiary, MLMSC, invests amounts received as repayments of mortgage loans in annuities issued by ManUSA. These annuities are collateral for the 8 1/4% mortgage-backed bonds payable disclosed in note 8 below.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

6.  DEFERRED ACQUISITION COSTS

The components of the change in DAC were as follows:

                                                              FOR THE YEARS ENDED DECEMBER 31
                                                             ----------------------------------
                                                               1996         1995         1994
                                                             --------     --------     --------
                                                                       ($ THOUSANDS)
Balance at January 1.....................................    $ 78,829     $ 60,124     $ 30,887
Capitalization...........................................      36,024       28,147       31,125
Accretion of interest....................................       6,344        4,992        3,351
Amortization.............................................     (19,159)     (10,852)      (6,295)
Effect of net unrealized gains (losses) on securities
  available for sale.....................................         996       (4,091)       1,401
Other....................................................        (424)         509         (345)
                                                             --------     --------     --------
BALANCE AT DECEMBER 31...................................    $102,610     $ 78,829     $ 60,124
                                                             ========     ========     ========

7.  INCOME TAXES

Components of income tax benefit were as follows:

                                                              FOR THE YEARS ENDED DECEMBER 31
                                                             ----------------------------------
                                                               1996         1995         1994
                                                             --------     --------     --------
                                                                       ($ THOUSANDS)
Current expense (benefit)................................    $ (4,686)    $ (5,128)    $    458
Deferred expense (benefit)...............................         777        1,168       (4,001)
                                                             --------     --------     --------
TOTAL BENEFIT............................................    $ (3,909)    $ (3,960)    $ (3,543)
                                                             ========     ========     ========

The Company's deferred income tax asset, which results from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

                                                                            AS AT DECEMBER 31
                                                                           -------------------
                                                                            1996        1995
                                                                           -------     -------
                                                                              ($ THOUSANDS)
Deferred tax assets:
  Differences in computing policy reserves.............................    $28,508     $22,503
  Policyholder dividends payable.......................................        283         411
  Other deferred tax assets............................................         --         402
  Net operating loss carryforwards.....................................         --       1,061
                                                                           -------     -------
DEFERRED TAX ASSETS....................................................     28,791      24,377
Deferred tax liabilities:
  Deferred acquisition costs...........................................     25,522      19,398
  Investments..........................................................        928       1,737
  Other deferred tax liabilities.......................................      1,300       1,626
                                                                           -------     -------
Gross deferred tax liabilities.........................................     27,750      22,761
                                                                           =======     =======
NET DEFERRED TAX ASSETS................................................    $ 1,041     $ 1,616
                                                                           =======     =======

The Company and its US insurance affiliates have available capital loss carryforwards of $83,500 which will expire in 1999.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

8.  BONDS PAYABLE

Bonds payable represent 8 1/4% Mortgage-backed US Dollar Bonds due March 1, 1997 which are collateralized by annuities disclosed in note 5 above. The bonds were repaid on March 1, 1997.

9.  SURPLUS NOTE

The Company has an outstanding surplus debenture in the amount of $8,500 plus interest at 6.7% issued on December 31, 1995 to ManUSA which matures on December 31, 2005. Payments of principal and interest cannot be made without prior approval of the Insurance Commissioner of the State of Michigan and the Company's Board of Directors, and to the extent the Company has sufficient unassigned surplus on a statutory basis available for such payment.

10.  CAPITAL AND SURPLUS

The Company has two classes of capital stock, as follows:

                                                                         AS AT DECEMBER 31
                                                                    ---------------------------
                                                                       1996            1995
                                                                    -----------     -----------
                                                                           ($ THOUSANDS)
AUTHORIZED:
5,000,000 Common shares, Par value $1.00
5,000,000 Preferred shares, Par value $100.00
ISSUED AND OUTSTANDING:
4,501,860 Common shares.........................................    $ 4,501,860     $ 4,501,859
105,000 Preferred shares........................................     10,500,000      10,500,000
                                                                    -----------     -----------
TOTAL...........................................................    $15,001,860     $15,001,859
                                                                    ===========     ===========

During the year, the Company issued one common share to its Parent Company in return for a capital contribution of $15,000.

During 1995, the Company issued two common shares to its Parent Company in return for a capital contribution of $12,570.

During 1994, the Company issued one common share to its Parent Company in return for a capital contribution of $20,000.

The Company is subject to statutory limitations on the payment of dividends to its Parent. Under Michigan Insurance Law, the payment of dividends to shareholders is restricted to the surplus earnings of the Company, unless prior approval is obtained from the Michigan Insurance Bureau.

The aggregate statutory capital and surplus of the Company at December 31, 1996 was $76,202 (1995 $56,298). The aggregate statutory net loss of the Company for the year ended 1996 was $15,961 (1995 $13,705; 1994 $19,660). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserve calculation assumptions.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and the estimated fair values of certain of the Company's financial instruments at December 31, 1996 were as follows:

                                                                       CARRYING VALUE    FAIR VALUE
                                                                       --------------    ----------
                                                                       ($ THOUSANDS)
ASSETS:
Fixed maturity and equity securities................................      $ 73,280        $  73,280
Mortgage loans......................................................           645              645
Policy loans........................................................         9,822            9,822
Guaranteed annuity contract.........................................       171,691          171,691
LIABILITIES:
Bond payable........................................................       158,760          158,760
Surplus note........................................................         8,500            8,266

The following methods and assumptions were used to estimate the fair values of the above financial instruments:

FIXED MATURITY AND EQUITY SECURITIES: Fair values of fixed maturity and equity securities were based on quoted market prices, where available. Fair values were estimated using values obtained from independent pricing services.

MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows using contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges, adjusted for risk, based on property type.

POLICY LOANS:  Carrying values approximate fair values.

GUARANTEED ANNUITY CONTRACT:  Carrying values approximate fair values.

BOND PAYABLE:  Carrying values approximate fair values.

SURPLUS NOTE: Fair value was estimated using current interest rates that were based on U.S. Treasuries for similar maturity ranges.

12.  RELATED PARTY TRANSACTIONS

The Company has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, the Company will pay direct operating expenses incurred each year by Manulife Financial on its behalf. Services provided under the agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this agreement were $26,982, $23,210 and $21,326 in 1996, 1995 and 1994 respectively. In addition, there were $6,934, $5,052 and $7,795 of agents bonuses allocated to the Company during 1996, 1995 and 1994, respectively, which are included in commissions.

The Company has several reinsurance agreements with affiliated companies which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from ManUSA under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

(b) The Company cedes the risk in excess of $25,000 per life to MRC under the terms of an automatic reinsurance agreement

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to MRC under the terms of a stop loss reinsurance agreement.

Selected amounts relating to the above treaties reflected in the financial statements are as follows:

                                                                FOR THE YEARS ENDED DECEMBER 31
                                                                -------------------------------
                                                                 1996        1995        1994
                                                                -------     -------     -------
                                                                         ($ THOUSANDS)
Life and annuity premiums assumed...........................    $   676     $ 5,959     $25,386
Policy reserves assumed.....................................     44,497      47,386      47,673
Policy reserves ceded.......................................        304       3,838       3,806

The Company markets variable life insurance and variable annuity products through Separate Accounts which use NASL Series Trust as its investment vehicle. The NASL Series Trust is an entity sponsored by an affiliated company, North American Security Life Insurance Company.

13.  REINSURANCE

In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

The effects of reinsurance on premiums were as follows:

                                                                  FOR THE YEARS ENDED DECEMBER
                                                                               31
                                                                  -----------------------------
                                                                   1996        1995       1994
                                                                  -------     ------     ------
                                                                          ($ THOUSANDS)
Direct premiums...............................................    $12,998     $9,809     $2,380
Reinsurance assumed...........................................         --         --         --
Reinsurance ceded.............................................        776        475        188
                                                                  -------     ------     ------
TOTAL PREMIUMS................................................    $12,222     $9,334     $2,192
                                                                  =======     ======     ======

Reinsurance recoveries on ceded reinsurance contracts were $357, $170 and $57 during 1996, 1995 and 1994 respectively.

14.  FOREIGN OPERATIONS

The Company markets traditional life insurance products in Taiwan through its Taiwanese Branch. The carrying amount of net assets located in Taiwan as at December 31, 1996 and 1995 was $15,080 and $1,125 respectively.

The income (loss) before taxes related to the Taiwan and U.S. business was as follows:

                                                               FOR THE YEARS ENDED DECEMBER 31
                                                               --------------------------------
                                                                 1996        1995        1994
                                                               --------     -------     -------
                                                                        ($ THOUSANDS)
Taiwan.....................................................    $(17,530)    $(9,332)    $(3,763)
U.S........................................................       9,123       2,486      (2,963)
                                                               --------     -------     -------
TOTAL......................................................    $ (8,407)    $(6,846)    $(6,726)
                                                               ========     =======     =======

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

15.  CONTINGENCIES

The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

                                    APPENDIX

WHAT ARE SOME ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS?

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Guaranteed Interest Account or Loan Account. The Cash Surrender Value is the Policy Value less the deferred sales charge and deferred underwriting charge. The tables illustrate how Policy Values and Cash Surrender Values, which reflect the deduction of all applicable charges including the premium tax charge and the sales charge, and death benefits of the Policy on an insured of a given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, death benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years.


The amounts shown for the Policy Value, death benefit and Cash Surrender Value as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the daily charge to the Separate Account for assuming mortality and expense risks (0.65% on an annual basis) and the expenses and fees borne by NASL Series Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses, which is approximately 0.938% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -1.577%, 4.328%, and 10.234%.


The tables assume that no premiums have been allocated to the Guaranteed Interest Account, that planned premiums are paid on the policy anniversary and that no transfers, partial withdrawals, policy loans, changes in death benefit options or changes in the face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each combination of age and death benefit option for male nonsmokers, one based on current cost of insurance charges assessed by the Company and the other based on the maximum cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's age, sex and risk class, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results that the illustration shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables.

The Policies were first sold to the public on December 7, 1987. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be the same as for the first full year the Policies were offered.

          THE FOLLOWING ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER
       VALUES AND DEATH BENEFITS ARE APPLICABLE TO POLICIES PURCHASED ON
                           OR AFTER OCTOBER 1, 1996.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 25
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $575 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                                                                                                12%
                                                                                                            Hypothetical
                                                                                                                Gross
                                      0% Hypothetical                          6% Hypothetical              Investment
                                  Gross Investment Return                  Gross Investment Return             Return
                            ------------------------------------     ------------------------------------     --------
End of      Accumulated                     Cash                                     Cash
Policy       Premiums        Policy      Surrender       Death        Policy      Surrender       Death        Policy
Year(1)         (2)         Value(3)     Value(3,4)     Benefit      Value(3)     Value(3,4)     Benefit      Value(3)
    1         $   604        $  320        $    0       $100,000     $   345       $      0      $100,000     $   371
    2           1,238           639             0        100,000         709              0       100,000         783
    3           1,903           955           188        100,000       1,092            325       100,000       1,242
    4           2,602         1,268           501        100,000       1,494            726       100,000       1,749
    5           3,336         1,577           810        100,000       1,913          1,146       100,000       2,308
    6           4,107         1,881         1,191        100,000       2,351          1,661       100,000       2,926
    7           4,916         2,179         1,565        100,000       2,806          2,193       100,000       3,606
    8           5,765         2,470         1,933        100,000       3,280          2,743       100,000       4,354
    9           6,657         2,752         2,292        100,000       3,769          3,309       100,000       5,174
   10           7,594         3,024         2,641        100,000       4,275          3,892       100,000       6,075
   15          13,028         4,241         4,241        100,000       7,073          7,073       100,000      12,094
   20          19,964         5,079         5,079        100,000      10,234         10,234       100,000      21,633
   25          28,815         5,649         5,649        100,000      13,965         13,965       100,000      37,145
   30          40,112         5,464         5,464        100,000      17,907         17,907       100,000      62,241


             12% Hypothetical
             Gross Investment
                 Return
         ------------------------
End of      Cash
Policy   Surrender       Death
Year(1)  Value(3,4)     Benefit
    1     $      0      $100,000
    2           16       100,000
    3          474       100,000
    4          981       100,000
    5        1,541       100,000
    6        2,236       100,000
    7        2,992       100,000
    8        3,817       100,000
    9        4,714       100,000
   10        5,691       100,000
   15       12,094       100,000
   20       21,633       100,000
   25       37,145       100,000
   30       62,241       102,945


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.


(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.


(4) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 25
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $575 ANNUAL PLANNED PREMIUM
                          ASSUMING GUARANTEED CHARGES

                                                                                                           12% Hypothetical
                                     0% Hypothetical                       6% Hypothetical                 Gross Investment
                                 Gross Investment Return               Gross Investment Return                  Return
                            ---------------------------------     ----------------------------------     ---------------------
End of      Accumulated                  Cash                                   Cash                                   Cash
Policy       Premiums       Policy     Surrender      Death       Policy      Surrender      Death       Policy      Surrender
Year(1)         (2)         Value      Value(3)      Benefit       Value      Value(3)      Benefit       Value      Value(3)
    1         $   604       $  320      $     0      $100,000     $   345            0      $100,000     $   371      $     0
    2           1,238          636            0       100,000         707            0       100,000         780           13
    3           1,903          949          182       100,000       1,086          319       100,000       1,235          468
    4           2,602        1,260          493       100,000       1,485          718       100,000       1,739          972
    5           3,336        1,567          800       100,000       1,901        1,134       100,000       2,295        1,528
    6           4,107        1,869        1,178       100,000       2,337        1,646       100,000       2,909        2,219
    7           4,916        2,164        1,550       100,000       2,788        2,174       100,000       3,584        2,970
    8           5,765        2,451        1,914       100,000       3,257        2,720       100,000       4,326        3,789
    9           6,657        2,730        2,270       100,000       3,742        3,282       100,000       5,140        4,680
   10           7,594        2,999        2,616       100,000       4,243        3,860       100,000       6,033        5,650
   15          13,028        4,156        4,156       100,000       6,963        6,963       100,000      11,948       11,948
   20          19,964        4,879        4,879       100,000       9,966        9,966       100,000      21,258       21,258
   25          28,815        4,990        4,990       100,000      13,122       13,122       100,000      36,049       36,049
   30          40,112        4,161        4,161       100,000      16,144       16,144       100,000      59,922       59,922


            12%
       Hypothetical
          Gross
       Investment
          Return
       ------------
End of
Policy    Death
Year(1)  Benefit
    1    $100,000
    2     100,000
    3     100,000
    4     100,000
    5     100,000
    6     100,000
    7     100,000
    8     100,000
    9     100,000
   10     100,000
   15     100,000
   20     100,000
   25     100,000
   30     100,000


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 25
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $575 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                                                                                                12%
                                                                                                            Hypothetical
                                                                                                                Gross
                                      0% Hypothetical                          6% Hypothetical               Investment
                                  Gross Investment Return                  Gross Investment Return             Return
                            ------------------------------------     ------------------------------------     --------
End of      Accumulated                     Cash                                     Cash
Policy       Premiums        Policy      Surrender       Death        Policy      Surrender       Death        Policy
Year(1)         (2)         Value(3)     Value(3,4)     Benefit      Value(3)     Value(3,4)     Benefit      Value(3)
    1         $   604        $  319        $    0       $100,319     $   344       $      0      $100,344     $   370
    2           1,238           637             0        100,637         707              0       100,707         781
    3           1,903           952           185        100,952       1,089            321       101,089       1,237
    4           2,602         1,263           496        101,263       1,488            720       101,488       1,741
    5           3,336         1,570           803        101,570       1,904          1,137       101,904       2,297
    6           4,107         1,871         1,181        101,871       2,338          1,647       102,338       2,909
    7           4,916         2,166         1,552        102,166       2,788          2,175       102,788       3,582
    8           5,765         2,453         1,916        102,453       3,256          2,719       103,256       4,321
    9           6,657         2,731         2,271        102,731       3,739          3,279       103,739       5,130
   10           7,594         2,999         2,616        102,999       4,237          3,853       104,237       6,016
   15          13,028         4,184         4,184        104,184       6,967          6,967       106,967      11,898
   20          19,964         4,968         4,968        104,968       9,985          9,985       109,985      21,059
   25          28,815         5,468         5,468        105,468      13,460         13,460       113,460      35,684
   30          40,112         5,171         5,171        105,171      16,883         16,883       116,883      58,486


             12% Hypothetical
             Gross Investment
                 Return
         ------------------------
End of      Cash
Policy   Surrender       Death
Year(1)  Value(3,4)     Benefit
    1     $      0      $100,370
    2           14       100,782
    3          470       101,237
    4          974       101,741
    5        1,530       102,297
    6        2,219       102,909
    7        2,968       103,582
    8        3,784       104,321
    9        4,670       105,130
   10        5,633       106,016
   15       11,898       111,898
   20       21,059       121,059
   25       35,684       135,684
   30       58,486       158,486


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.


(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.


(4) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 25
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $575 ANNUAL PLANNED PREMIUM
                          ASSUMING GUARANTEED CHARGES

                                                                                                           12% Hypothetical
                                     0% Hypothetical                       6% Hypothetical                 Gross Investment
                                 Gross Investment Return               Gross Investment Return                  Return
                            ---------------------------------     ----------------------------------     ---------------------
End of      Accumulated                  Cash                                   Cash                                   Cash
Policy       Premiums       Policy     Surrender      Death       Policy      Surrender      Death       Policy      Surrender
Year(1)         (2)         Value      Value(3)      Benefit       Value      Value(3)      Benefit       Value      Value(3)
    1         $   604       $  319      $     0      $100,319     $   344      $     0      $100,344     $   370      $     0
    2           1,238          634            0       100,634         705            0       100,705         778           11
    3           1,903          946          179       100,946       1,083          315       101,083       1,231          464
    4           2,602        1,255          488       101,255       1,479          712       101,479       1,732          964
    5           3,336        1,559          792       101,559       1,892        1,125       101,892       2,284        1,517
    6           4,107        1,859        1,168       101,859       2,323        1,633       102,323       2,892        2,202
    7           4,916        2,150        1,537       102,150       2,770        2,156       102,770       3,560        2,946
    8           5,765        2,435        1,898       102,435       3,233        2,696       103,233       4,293        3,756
    9           6,657        2,709        2,249       102,709       3,711        3,251       103,711       5,096        4,635
   10           7,594        2,974        2,590       102,974       4,204        3,821       104,204       5,974        5,590
   15          13,028        4,096        4,096       104,096       6,853        6,853       106,853      11,744       11,744
   20          19,964        4,762        4,762       104,762       9,701        9,701       109,701      20,647       20,647
   25          28,815        4,783        4,783       104,783      12,539       12,539       112,539      34,356       34,356
   30          40,112        3,831        3,831       103,831      14,933       14,933       114,933      55,396       55,396


             12%
        Hypothetical
           Gross
         Investment
           Return
       -------------
End of
Policy    Death
Year(1)  Benefit
    1    $100,370
    2     100,778
    3     101,231
    4     101,732
    5     102,284
    6     102,892
    7     103,560
    8     104,293
    9     105,096
   10     105,974
   15     111,744
   20     120,647
   25     134,356
   30     155,396


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 45
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $1,325 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                                                                                                12%
                                                                                                            Hypothetical
                                                                                                               Gross
                                      0% Hypothetical                          6% Hypothetical              Investment
                                  Gross Investment Return                  Gross Investment Return             Return
                            ------------------------------------     ------------------------------------     --------
End of      Accumulated                     Cash                                     Cash
Policy       Premiums        Policy      Surrender       Death        Policy      Surrender       Death        Policy
Year(1)         (2)         Value(3)     Value(3,4)     Benefit      Value(3)     Value(3,4)     Benefit      Value(3)
    1         $ 1,391        $  996        $    0       $100,000     $ 1,063       $     40      $100,000     $ 1,130
    2           2,852         1,902           342        100,000       2,095            535       100,000       2,296
    3           4,386         2,726         1,166        100,000       3,103          1,543       100,000       3,511
    4           5,996         3,499         1,939        100,000       4,116          2,556       100,000       4,812
    5           7,688         4,233         2,673        100,000       5,146          3,586       100,000       6,221
    6           9,463         4,894         3,491        100,000       6,160          4,756       100,000       7,713
    7          11,328         5,526         4,278        100,000       7,199          5,952       100,000       9,343
    8          13,285         6,135         5,043        100,000       8,274          7,182       100,000      11,133
    9          15,341         6,692         5,756        100,000       9,355          8,419       100,000      13,071
   10          17,499         7,195         6,415        100,000      10,441          9,661       100,000      15,171
   15          30,021         8,805         8,805        100,000      15,882         15,882       100,000      28,825
   20          46,003         8,095         8,095        100,000      20,536         20,536       100,000      49,894
   25          66,400         4,659         4,659        100,000      24,100         24,100       100,000      85,250
   30          92,433             0(5)          0(5)           0(5)   23,213         23,213       100,000     144,382


             12% Hypothetical
             Gross Investment
                 Return
         -----------------------
End of      Cash
Policy   Surrender       Death
Year(1)  Value(3,4)     Benefit
    1     $    107      $100,000
    2          736       100,000
    3        1,951       100,000
    4        3,252       100,000
    5        4,661       100,000
    6        6,309       100,000
    7        8,095       100,000
    8       10,041       100,000
    9       12,135       100,000
   10       14,391       100,000
   15       28,825       100,000
   20       49,894       100,000
   25       85,250       100,000
   30      144,382       156,012


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.


(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.


(4) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

(5) In the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NON-SMOKER ISSUE AGE 45
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $1,325 ANNUAL PLANNED PREMIUM
                          ASSUMING GUARANTEED CHARGES

                                                                                                            12% Hypothetical
                                     0% Hypothetical                       6% Hypothetical                  Gross Investment
                                 Gross Investment Return               Gross Investment Return                   Return
                            ---------------------------------     ----------------------------------     ----------------------
End of      Accumulated                  Cash                                   Cash                                    Cash
Policy       Premiums       Policy     Surrender      Death       Policy      Surrender      Death        Policy      Surrender
Year(1)         (2)         Value      Value(3)      Benefit       Value      Value(3)      Benefit       Value       Value(3)
    1         $ 1,391       $  996      $     0      $100,000     $ 1,063      $    40      $100,000     $  1,130     $    107
    2           2,852        1,801          241       100,000       1,990          430       100,000        2,188          628
    3           4,386        2,567        1,007       100,000       2,932        1,372       100,000        3,330        1,770
    4           5,996        3,295        1,735       100,000       3,889        2,329       100,000        4,562        3,002
    5           7,688        3,981        2,421       100,000       4,857        3,297       100,000        5,891        4,331
    6           9,463        4,624        3,220       100,000       5,836        4,432       100,000        7,327        5,923
    7          11,328        5,220        3,972       100,000       6,820        5,572       100,000        8,875        7,627
    8          13,285        5,761        4,669       100,000       7,805        6,713       100,000       10,542        9,450
    9          15,341        6,245        5,309       100,000       8,785        7,849       100,000       12,338       11,402
   10          17,499        6,663        5,883       100,000       9,753        8,973       100,000       14,270       13,490
   15          30,021        7,581        7,581       100,000      14,209       14,209       100,000       26,462       26,462
   20          46,003        5,712        5,712       100,000      17,130       17,130       100,000       44,752       44,752
   25          66,400            0(4)         0(4)    100,000(4)   16,094       16,094       100,000       74,073       74,073
   30          92,433            0(5)         0(5)          0(5)    5,798        5,798       100,000      125,165      125,165


            12%
       Hypothetical
          Gross
        Investment
          Return
       -------------
End of
Policy    Death
Year(1)  Benefit
    1    $100,000
    2     100,000
    3     100,000
    4     100,000
    5     100,000
    6     100,000
    7     100,000
    8     100,000
    9     100,000
   10     100,000
   15     100,000
   20     100,000
   25     100,000
   30     133,927


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

(4) Provided the Minimum Premium Requirement has been met, the death benefit guarantee will have kept the Policy in force until this point, i.e. the policy anniversary on which the life insured is 70 years old, at which time the death benefit guarantee will expire and in the absence of additional premium payments the Policy will lapse.

(5) In the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 45
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $1,325 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                                                                                                12%
                                                                                                            Hypothetical
                                                                                                               Gross
                                      0% Hypothetical                          6% Hypothetical              Investment
                                  Gross Investment Return                  Gross Investment Return             Return
                            ------------------------------------     ------------------------------------     --------
End of      Accumulated                     Cash                                     Cash
Policy       Premiums        Policy      Surrender       Death        Policy      Surrender       Death        Policy
Year(1)         (2)         Value(3)     Value(3,4)     Benefit      Value(3)     Value(3,4)     Benefit      Value(3)
    1         $ 1,391        $  994        $    0       $100,994     $ 1,061       $     38      $101,061     $ 1,127
    2           2,852         1,895           335        101,895       2,087            527       102,087       2,287
    3           4,386         2,710         1,150        102,710       3,084          1,524       103,084       3,490
    4           5,996         3,469         1,909        103,469       4,080          2,520       104,080       4,770
    5           7,688         4,186         2,626        104,186       5,087          3,527       105,087       6,148
    6           9,463         4,824         3,420        104,824       6,068          4,664       106,068       7,596
    7          11,328         5,428         4,180        105,428       7,068          5,820       107,068       9,167
    8          13,285         6,006         4,914        106,006       8,093          7,001       108,093      10,880
    9          15,341         6,526         5,590        106,526       9,112          8,176       109,112      12,718
   10          17,499         6,986         6,206        106,986      10,122          9,342       110,122      14,687
   15          30,021         8,271         8,271        108,271      14,872         14,872       114,872      26,919
   20          46,003         7,024         7,024        107,024      17,921         17,921       117,921      43,563
   25          66,400         3,016         3,016        103,016      18,435         18,435       118,435      66,949
   30          92,433             0(5)          0(5)           0(5)   11,828         11,828       111,828      96,714


             12% Hypothetical
             Gross Investment
                 Return
         -----------------------
End of      Cash
Policy   Surrender       Death
Year(1)  Value(3,4)     Benefit
    1     $    105      $101,127
    2          727       102,287
    3        1,930       103,490
    4        3,210       104,770
    5        4,588       106,148
    6        6,192       107,596
    7        7,919       109,167
    8        9,788       110,880
    9       11,782       112,718
   10       13,907       114,687
   15       26,919       126,919
   20       43,563       143,563
   25       66,949       166,949
   30       96,714       196,714


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.


(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.


(4) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

(5) In the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 45
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $1,325 ANNUAL PLANNED PREMIUM
                          ASSUMING GUARANTEED CHARGES

                                                                                                           12% Hypothetical
                                     0% Hypothetical                       6% Hypothetical                 Gross Investment
                                 Gross Investment Return               Gross Investment Return                  Return
                            ---------------------------------     ----------------------------------     ---------------------
End of      Accumulated                  Cash                                   Cash                                   Cash
Policy       Premiums       Policy     Surrender      Death       Policy      Surrender      Death       Policy      Surrender
Year(1)         (2)         Value      Value(3)      Benefit       Value      Value(3)      Benefit       Value      Value(3)
    1         $ 1,391       $  994      $     0      $100,994     $ 1,061      $    38      $101,061     $ 1,127      $   105
    2           2,852        1,792          232       101,792       1,980          420       101,980       2,177          617
    3           4,386        2,547          987       102,547       2,910        1,350       102,910       3,304        1,744
    4           5,996        3,261        1,701       103,261       3,848        2,288       103,848       4,513        2,953
    5           7,688        3,928        2,368       103,928       4,791        3,231       104,791       5,810        4,250
    6           9,463        4,549        3,145       104,549       5,737        4,333       105,737       7,200        5,796
    7          11,328        5,116        3,868       105,116       6,680        5,432       106,680       8,686        7,438
    8          13,285        5,624        4,532       105,624       7,611        6,519       107,611      10,270        9,178
    9          15,341        6,067        5,131       106,067       8,524        7,588       108,524      11,957       11,021
   10          17,499        6,438        5,658       106,438       9,409        8,629       109,409      13,747       12,967
   15          30,021        7,009        7,009       107,009      13,111       13,111       113,111      24,368       24,368
   20          46,003        4,625        4,625       104,625      14,349       14,349       114,349      37,833       37,833
   25          66,400            0(4)         0(4)          0(4)   10,125       10,125       110,125      53,147       53,147
   30          92,433            0(5)         0(5)          0(5)        0(4)         0(4)          0(4)   67,287       67,287


            12%
       Hypothetical
          Gross
        Investment
          Return
       -------------
End of
Policy    Death
Year(1)  Benefit
    1    $101,127
    2     102,177
    3     103,304
    4     104,513
    5     105,810
    6     107,200
    7     108,686
    8     110,270
    9     111,957
   10     113,747
   15     124,368
   20     137,833
   25     153,147
   30     167,287


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

(4) Provided the Minimum Premium Requirement has been met, the death benefit guarantee will have kept the Policy in force until this point, i.e. the policy anniversary on which the life insured is 70 years old, at which time the death benefit guarantee will expire and in the absence of additional premium payments the Policy will lapse.

(5) In the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 The following illustrations of Policy Values,


                    Cash Surrender Values and Death Benefits


                 are applicable to Policies purchased prior to


                                October 1, 1996.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 25
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $575 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                                                                                                12%
                                                                                                            Hypothetical
                                                                                                               Gross
                                      0% Hypothetical                          6% Hypothetical              Investment
                                  Gross Investment Return                  Gross Investment Return             Return
                            ------------------------------------     ------------------------------------     --------
End of      Accumulated                     Cash                                     Cash
Policy       Premiums        Policy      Surrender       Death        Policy      Surrender       Death        Policy
Year(1)         (2)         Value(3)     Value(3,4)     Benefit      Value(3)     Value(3,4)     Benefit      Value(3)
    1         $   604        $  382        $    0       $100,000     $   410       $      0      $100,000     $   437
    2           1,238           753             0        100,000         832             64       100,000         913
    3           1,903         1,110           343        100,000       1,263            496       100,000       1,430
    4           2,602         1,455           688        100,000       1,707            940       100,000       1,992
    5           3,336         1,788         1,021        100,000       2,164          1,397       100,000       2,605
    6           4,107         2,108         1,417        100,000       2,632          1,942       100,000       3,274
    7           4,916         2,415         1,801        100,000       3,113          2,499       100,000       4,003
    8           5,765         2,712         2,175        100,000       3,610          3,072       100,000       4,801
    9           6,657         2,998         2,538        100,000       4,122          3,662       100,000       5,677
   10           7,594         3,272         2,888        100,000       4,649          4,265       100,000       6,635
   15          13,028         4,429         4,429        100,000       7,492          7,492       100,000      12,963
   20          19,964         5,174         5,174        100,000      10,671         10,671       100,000      22,977
   25          28,815         5,330         5,330        100,000      14,075         14,075       100,000      38,958
   30          40,112         4,688         4,688        100,000      17,556         17,556       100,000      64,921


             12% Hypothetical
             Gross Investment
                 Return
         -----------------------
End of      Cash
Policy   Surrender       Death
Year(1)  Value(3,4)     Benefit
    1     $      0      $100,000
    2          146       100,000
    3          662       100,000
    4        1,225       100,000
    5        1,838       100,000
    6        2,583       100,000
    7        3,389       100,000
    8        4,264       100,000
    9        5,217       100,000
   10        6,251       100,000
   15       12,963       100,000
   20       22,977       100,000
   25       38,958       100,000
   30       64,921       101,927


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.


(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.


(4) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 25
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $575 ANNUAL PLANNED PREMIUM
                          ASSUMING GUARANTEED CHARGES

                                                                                                           12% Hypothetical
                                     0% Hypothetical                       6% Hypothetical                 Gross Investment
                                 Gross Investment Return               Gross Investment Return                  Return
                            ---------------------------------     ----------------------------------     ---------------------
End of      Accumulated                  Cash                                   Cash                                   Cash
Policy       Premiums       Policy     Surrender      Death       Policy      Surrender      Death       Policy      Surrender
Year(1)         (2)         Value      Value(3)      Benefit       Value      Value(3)      Benefit       Value      Value(3)
    1         $   604       $  382      $     0      $100,000     $   410      $     0      $100,000     $   437      $     0
    2           1,238          698            0       100,000         774            7       100,000         854           87
    3           1,903        1,010          243       100,000       1,157          390       100,000       1,316          549
    4           2,602        1,320          553       100,000       1,559          791       100,000       1,829        1,061
    5           3,336        1,626          859       100,000       1,978        1,211       100,000       2,394        1,627
    6           4,107        1,927        1,237       100,000       2,417        1,727       100,000       3,019        2,328
    7           4,916        2,221        1,607       100,000       2,872        2,259       100,000       3,705        3,091
    8           5,765        2,508        1,971       100,000       3,345        2,808       100,000       4,459        3,922
    9           6,657        2,786        2,326       100,000       3,834        3,374       100,000       5,287        4,827
   10           7,594        3,055        2,671       100,000       4,339        3,956       100,000       6,196        5,812
   15          13,028        4,207        4,207       100,000       7,082        7,082       100,000      12,215       12,215
   20          19,964        4,927        4,927       100,000      10,116       10,116       100,000      21,698       21,698
   25          28,815        5,036        5,036       100,000      13,311       13,311       100,000      36,780       36,780
   30          40,112        4,205        4,205       100,000      16,384       16,384       100,000      61,146       61,146


            12%
       Hypothetical
          Gross
        Investment
          Return
       -------------
End of
Policy    Death
Year(1)  Benefit
    1    $100,000
    2     100,000
    3     100,000
    4     100,000
    5     100,000
    6     100,000
    7     100,000
    8     100,000
    9     100,000
   10     100,000
   15     100,000
   20     100,000
   25     100,000
   30     100,000


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 25
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $575 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                                                                                                12%
                                                                                                            Hypothetical
                                                                                                               Gross
                                      0% Hypothetical                          6% Hypothetical              Investment
                                  Gross Investment Return                  Gross Investment Return             Return
                            ------------------------------------     ------------------------------------     --------
End of      Accumulated                     Cash                                     Cash
Policy       Premiums        Policy      Surrender       Death        Policy      Surrender       Death        Policy
Year(1)         (2)         Value(3)     Value(3,4)     Benefit      Value(3)     Value(3,4)     Benefit      Value(3)
    1         $   604        $  382        $    0       $100,382     $   409       $      0      $100,409     $   437
    2           1,238           752             0        100,752         830             63       100,830         912
    3           1,903         1,108           341        101,108       1,261            494       101,261       1,426
    4           2,602         1,451           684        101,451       1,703            935       101,703       1,986
    5           3,336         1,782         1,015        101,782       2,156          1,389       102,156       2,596
    6           4,107         2,099         1,409        102,099       2,621          1,930       102,621       3,259
    7           4,916         2,403         1,789        102,403       3,097          2,483       103,097       3,982
    8           5,765         2,696         2,159        102,696       3,588          3,051       103,588       4,772
    9           6,657         2,979         2,519        102,979       4,094          3,634       104,094       5,636
   10           7,594         3,248         2,864        103,248       4,612          4,228       104,612       6,579
   15          13,028         4,369         4,369        104,369       7,381          7,381       107,381      12,757
   20          19,964         5,055         5,055        105,055      10,400         10,400       110,400      22,351
   25          28,815         5,118         5,118        105,118      13,476         13,476       113,476      37,211
   30          40,112         4,353         4,353        104,353      16,327         16,327       116,327      60,306


             12% Hypothetical
             Gross Investment
                 Return
         -----------------------
End of      Cash
Policy   Surrender       Death
Year(1)  Value(3,4)     Benefit
    1     $      0      $100,437
    2          144       100,912
    3          659       101,426
    4        1,219       101,986
    5        1,829       102,596
    6        2,569       103,259
    7        3,368       103,982
    8        4,234       104,772
    9        5,176       105,636
   10        6,195       106,579
   15       12,757       112,757
   20       22,351       122,351
   25       37,211       137,211
   30       60,306       160,306


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.


(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.


(4) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 25
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $575 ANNUAL PLANNED PREMIUM
                          ASSUMING GUARANTEED CHARGES

                                                                                                           12% Hypothetical
                                     0% Hypothetical                       6% Hypothetical                 Gross Investment
                                 Gross Investment Return               Gross Investment Return                  Return
                            ---------------------------------     ----------------------------------     ---------------------
End of      Accumulated                  Cash                                   Cash                                   Cash
Policy       Premiums       Policy     Surrender      Death       Policy      Surrender      Death       Policy      Surrender
Year(1)         (2)         Value      Value(3)      Benefit       Value      Value(3)      Benefit       Value      Value(3)
    1         $   604       $  382      $     0      $100,382     $   409      $     0      $100,409     $   437      $     0
    2           1,238          696            0       100,696         772            5       100,772         852           85
    3           1,903        1,007          240       101,007       1,153          386       101,153       1,312          545
    4           2,602        1,315          548       101,315       1,552          785       101,552       1,821        1,054
    5           3,336        1,618          851       101,618       1,969        1,202       101,969       2,382        1,615
    6           4,107        1,917        1,226       101,917       2,403        1,713       102,403       3,001        2,311
    7           4,916        2,208        1,594       102,208       2,854        2,240       102,854       3,680        3,066
    8           5,765        2,491        1,954       102,491       3,321        2,783       103,321       4,425        3,888
    9           6,657        2,765        2,304       102,765       3,802        3,342       103,802       5,241        4,781
   10           7,594        3,028        2,645       103,028       4,299        3,915       104,299       6,135        5,751
   15          13,028        4,147        4,147       104,147       6,970        6,970       106,970      12,005       12,005
   20          19,964        4,809        4,809       104,809       9,846        9,846       109,846      21,072       21,072
   25          28,815        4,827        4,827       104,827      12,718       12,718       112,718      35,049       35,049
   30          40,112        3,870        3,870       103,870      15,154       15,154       115,154      56,523       56,523


            12%
       Hypothetical
          Gross
        Investment
          Return
       -------------
End of
Policy    Death
Year(1)  Benefit
    1    $100,437
    2     100,852
    3     101,312
    4     101,821
    5     102,382
    6     103,001
    7     103,680
    8     104,425
    9     105,241
   10     106,135
   15     112,005
   20     121,072
   25     135,049
   30     156,523


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 45
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $1,325 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                                                                                                12%
                                                                                                            Hypothetical
                                                                                                               Gross
                                      0% Hypothetical                          6% Hypothetical               Investment
                                  Gross Investment Return                  Gross Investment Return             Return
                            ------------------------------------     ------------------------------------     --------
End of      Accumulated                     Cash                                     Cash
Policy       Premiums        Policy      Surrender       Death        Policy      Surrender       Death        Policy
Year(1)         (2)         Value(3)     Value(3,4)     Benefit      Value(3)     Value(3,4)     Benefit      Value(3)
    1         $ 1,391        $  894        $    0       $100,000     $   957       $      0      $100,000     $ 1,021
    2           2,852         1,757           197        100,000       1,939            379       100,000       2,129
    3           4,386         2,581         1,021        100,000       2,937          1,377       100,000       3,324
    4           5,996         3,366         1,806        100,000       3,953          2,393       100,000       4,616
    5           7,688         4,104         2,544        100,000       4,978          3,418       100,000       6,006
    6           9,463         4,797         3,393        100,000       6,014          4,610       100,000       7,507
    7          11,328         5,439         4,191        100,000       7,057          5,809       100,000       9,125
    8          13,285         6,038         4,946        100,000       8,114          7,022       100,000      10,880
    9          15,341         6,586         5,650        100,000       9,177          8,241       100,000      12,780
   10          17,499         7,086         6,306        100,000      10,250          9,470       100,000      14,845
   15          30,021         8,783         8,783        100,000      15,700         15,700       100,000      28,312
   20          46,003         8,705         8,705        100,000      20,968         20,968       100,000      49,616
   25          66,400         4,349         4,349        100,000      23,819         23,819       100,000      84,338
   30          92,433             0(5)          0(5)           0(5)   21,519         21,519       100,000     142,707


             12% Hypothetical
             Gross Investment
                 Return
         -----------------------
End of      Cash
Policy   Surrender       Death
Year(1)  Value(3,4)     Benefit
    1     $      0      $100,000
    2          569       100,000
    3        1,764       100,000
    4        3,056       100,000
    5        4,446       100,000
    6        6,103       100,000
    7        7,877       100,000
    8        9,788       100,000
    9       11,844       100,000
   10       14,065       100,000
   15       28,312       100,000
   20       49,616       100,000
   25       84,338       100,000
   30      142,707       152,696


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.


(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.


(4) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

(5) In the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NON-SMOKER ISSUE AGE 45
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $1,325 ANNUAL PLANNED PREMIUM
                          ASSUMING GUARANTEED CHARGES

                                                                                                            12% Hypothetical
                                     0% Hypothetical                       6% Hypothetical                  Gross Investment
                                 Gross Investment Return               Gross Investment Return                   Return
                            ---------------------------------     ----------------------------------     ----------------------
End of      Accumulated                  Cash                                   Cash                                    Cash
Policy       Premiums       Policy     Surrender      Death       Policy      Surrender      Death        Policy      Surrender
Year(1)         (2)         Value      Value(3)      Benefit       Value      Value(3)      Benefit       Value       Value(3)
    1         $ 1,391       $  894      $     0      $100,000     $   957      $     0      $100,000     $  1,021     $      0
    2           2,852        1,700          140       100,000       1,880          320       100,000        2,068          508
    3           4,386        2,467          907       100,000       2,817        1,257       100,000        3,197        1,637
    4           5,996        3,196        1,636       100,000       3,768        2,208       100,000        4,415        2,855
    5           7,688        3,883        2,323       100,000       4,730        3,170       100,000        5,728        4,168
    6           9,463        4,528        3,124       100,000       5,703        4,299       100,000        7,146        5,742
    7          11,328        5,124        3,876       100,000       6,681        5,433       100,000        8,674        7,426
    8          13,285        5,667        4,575       100,000       7,658        6,566       100,000       10,320        9,228
    9          15,341        6,151        5,215       100,000       8,631        7,695       100,000       12,092       11,156
   10          17,499        6,570        5,790       100,000       9,591        8,811       100,000       13,997       13,217
   15          30,021        7,492        7,492       100,000      13,999       13,999       100,000       25,996       25,996
   20          46,003        5,623        5,623       100,000      16,850       16,850       100,000       43,931       43,931
   25          66,400            0(4)         0(4)    100,000(4)   15,699       15,699       100,000       72,552       72,552
   30          92,433            0(5)         0(5)          0(5)    5,191        5,191       100,000      122,560      122,560


            12%
       Hypothetical
          Gross
        Investment
          Return
       -------------
End of
Policy    Death
Year(1)  Benefit
    1    $100,000
    2     100,000
    3     100,000
    4     100,000
    5     100,000
    6     100,000
    7     100,000
    8     100,000
    9     100,000
   10     100,000
   15     100,000
   20     100,000
   25     100,000
   30     131,139


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

(4) Provided the Minimum Premium Requirement has been met, the death benefit guarantee will have kept the Policy in force until this point, i.e. the policy anniversary on which the life insured is 70 years old, at which time the death benefit guarantee will expire and in the absence of additional premium payments the Policy will lapse.

(5) In the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 45
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $1,325 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                                                                                               12% Hypothetical
                                      0% Hypothetical                         6% Hypothetical                  Gross Investment
                                  Gross Investment Return                 Gross Investment Return                   Return
                            -----------------------------------     -----------------------------------     ----------------------
End of      Accumulated                    Cash                                    Cash                                    Cash
Policy       Premiums        Policy      Surrender      Death        Policy      Surrender      Death        Policy      Surrender
Year(1)         (2)         Value(3)     Value(3,4)    Benefit      Value(3)     Value(3,4)    Benefit      Value(3)     Value(3,4)
    1         $ 1,391        $  891       $     0      $100,891     $   954       $     0      $100,954     $ 1,018       $     0
    2           2,852         1,748           188       101,748       1,929           369       101,929       2,118           558
    3           4,386         2,563         1,003       102,563       2,917         1,357       102,917       3,301         1,741
    4           5,996         3,336         1,776       103,336       3,917         2,357       103,917       4,573         3,013
    5           7,688         4,057         2,497       104,057       4,920         3,360       104,920       5,934         4,374
    6           9,463         4,729         3,325       104,729       5,927         4,523       105,927       7,394         5,990
    7          11,328         5,345         4,097       105,345       6,931         5,683       106,931       8,955         7,707
    8          13,285         5,913         4,821       105,913       7,938         6,846       107,938      10,635         9,543
    9          15,341         6,423         5,487       106,423       8,939         8,003       108,939      12,435        11,500
   10          17,499         6,880         6,100       106,880       9,937         9,157       109,937      14,371        13,591
   15          30,021         8,266         8,266       108,266      14,725        14,725       114,725      26,474        26,474
   20          46,003         7,692         7,692       107,692      18,352        18,352       118,352      43,770        43,770
   25          66,400         2,674         2,674       102,674      18,105        18,105       118,105      66,062        66,062
   30          92,433             0(5)          0(5)          0(5)    9,880         9,880       109,880      93,485        93,485


            12%
       Hypothetical
          Gross
        Investment
          Return
       -------------
End of
Policy    Death
Year(1)  Benefit
    1    $101,018
    2     102,118
    3     103,301
    4     104,573
    5     105,934
    6     107,394
    7     108,955
    8     110,635
    9     112,435
   10     114,371
   15     126,474
   20     143,770
   25     166,062
   30     193,485


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.


(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.


(4) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

(5) In the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NONSMOKER ISSUE AGE 45
                  $100,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $1,325 ANNUAL PLANNED PREMIUM
                          ASSUMING GUARANTEED CHARGES

                                                                                                           12% Hypothetical
                                     0% Hypothetical                       6% Hypothetical                 Gross Investment
                                 Gross Investment Return               Gross Investment Return                  Return
                            ---------------------------------     ----------------------------------     ---------------------
End of      Accumulated                  Cash                                   Cash                                   Cash
Policy       Premiums       Policy     Surrender      Death       Policy      Surrender      Death       Policy      Surrender
Year(1)         (2)         Value      Value(3)      Benefit       Value      Value(3)      Benefit       Value      Value(3)
    1         $ 1,391       $  891      $     0      $100,891     $   954      $     0      $100,954     $ 1,018      $     0
    2           2,852        1,690          130       101,690       1,869          309       101,869       2,056          496
    3           4,386        2,448          888       102,448       2,794        1,234       102,794       3,171        1,611
    4           5,996        3,163        1,603       103,163       3,727        2,167       103,727       4,366        2,806
    5           7,688        3,832        2,272       103,832       4,665        3,105       104,665       5,648        4,088
    6           9,463        4,453        3,050       104,453       5,606        4,202       105,606       7,021        5,617
    7          11,328        5,022        3,774       105,022       6,542        5,294       106,542       8,489        7,241
    8          13,285        5,531        4,439       105,531       7,467        6,375       107,467      10,054        8,962
    9          15,341        5,976        5,040       105,976       8,374        7,438       108,374      11,718       10,782
   10          17,499        6,349        5,569       106,349       9,253        8,473       109,253      13,484       12,704
   15          30,021        6,927        6,927       106,927      12,918       12,918       112,918      23,939       23,939
   20          46,003        4,549        4,549       104,549      14,110       14,110       114,110      37,135       37,135
   25          66,400            0(4)         0(4)    100,000(4)    9,830        9,830       109,830      52,011       52,011
   30          92,433            0(5)         0(5)          0(5)        0(4)         0(4)          0(4)   65,438       65,438


            12%
       Hypothetical
          Gross
        Investment
          Return
       -------------
End of
Policy    Death
Year(1)  Benefit
    1    $101,018
    2     102,056
    3     103,171
    4     104,366
    5     105,648
    6     107,021
    7     108,489
    8     110,054
    9     111,718
   10     113,484
   15     123,939
   20     137,135
   25     152,011
   30     165,438


---------------

(1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

(4) Provided the Minimum Premium Requirement has been met, the death benefit guarantee will have kept the Policy in force until this point, i.e. the policy anniversary on which the life insured is 70 years old, at which time the death benefit guarantee will expire and in the absence of additional premium payments the Policy will lapse.

(5) In the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                      LOGO

                                    PART II

                           PART II. OTHER INFORMATION

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:
     The facing sheet;
     The Prospectus, consisting of 90 pages;
     Representation pursuant to Section 26 of the Investment Company Act of
     1940;
     The signatures;
     Written consents of the following persons:
             Jones & Blouch L.L.P
             Ernst & Young LLP
             John R. Ostler

The following exhibits are filed herewith or are incorporated herein by reference to the designated filings:

1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

 A(1) Resolutions of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account Four, previously filed as Exhibit A(1) to Registrant's registration statement on Form S-6, April 24, 1987.

 A(3)(a)(i)  Distribution Agreement between The Manufacturers Life
             Insurance Company of America and ManEquity, Inc., previously filed as Exhibit (A)(3)(a) to Pre-Effective Amendment No. 1, August 13, 1987.

A(3)(a)(ii)  Amendment to Distribution Agreement, previously filed as Exhibit
             A(3)(a)(ii) to Post-Effective Amendment No. 9, February 28, 1992.

A(3)(b)(i)   Specimen agreement between ManEquity, Inc. and registered
             representatives, previously filed as Exhibit A(3)(b)(i) to Post-Effective Amendment No.9, February 28, 1992.

A(3)(b)(ii)  Specimen agreement between ManEquity, Inc. and dealers, previously filed as Exhibit A(3)(b)(ii) to Post-Effective Amendment No. 11, February 26, 1993.

A(3)(c) Schedule of Sales Commissions, previously filed as Exhibit A(3)(c) to Post-Effective Amendment No. 9, February 28, 1992.

A(5)(a) Form of Flexible Premium Variable Life Insurance Policy, as amended, previously filed as Exhibit A(5) to Pre-Effective Amendment No. 2, November 19, 1987.

A(5)(b) Endorsement to Flexible Premium Variable Life Insurance Policy, previously filed as Exhibit A(5)(b) to Post-Effective Amendment No. 9, February 28, 1992.

A(5)(c)      Endorsement to Flexible Premium Variable Life Insurance
             Policy re redomestication, previously filed as Exhibit A(5)(c) to Post-Effective Amendment No. 11, February 26, 1993.


A(5)(d) Endorsement No. 770-9ua to Flexible Premium Variable Life Insurance Policy.

A(6)(a) Restated Articles of Redomestication of the Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit 3(a)(i) to Post Effective Amendment No. 6 to the Registration Statement on Form S-1 filed by The Manufacturers Life Insurance Company of America on December 9, 1996 (File No. 33-57020).**


A(6)(b) By-Laws of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit (3)(b)(i) to Post Effective Amendment No. 6 to the Registration Statement on Form S-1 filed by The Manufacturers Life Insurance Company of America on December 9, 1996 (File No. 33-57020)**


A(8)(a)      Service Agreement between The Manufacturers Life Insurance
             Company of America and The Manufacturers Life Insurance Company, previously filed as Exhibit 1.A(8)(a) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 of Separate Account One of The Manufacturers Life Insurance Company of America (File No. 2-88607), March 2, 1989.

A(8)(a)(i)   Amendment to Service Agreement, previously filed as Exhibit
             A(8)(a)(i) to Post-Effective Amendment No. 11, February 26, 1993.

A(8)(a)(ii)  Amendments to Service Agreement: May 31, 1993 and June 30, 1993.
             Previously filed as Exhibit A(8)(a)(ii) to Post-Effective Amendment No. 13, March 1, 1994.

A(8)(b) Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company, previously filed as Exhibit A(8)(b) to Pre-Effective Amendment No. 1, August 13, 1987.

A(8)(c) Automatic Coinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company, previously filed as Exhibit (7) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 of Separate Account Two of The Manufacturers Life Insurance Company of America (File No. 33-14499), September 4, 1987.

A(8)(d) Service Agreement between The Manufacturers Life Insurance Company and ManEquity, Inc. dated January 2, 1991 as amended March 1, 1994, previously filed as Exhibit A(8)(d) to Post-Effective Amendment No. 14, April 26, 1994.

A(10)(a) Form of Application for Flexible Premium Variable Life Insurance Policy, previously filed as Exhibit A(10)(a) to Post Effective Amendment No. 20, April 26, 1996.**

A(10)(b) Form of Streamlined Application for Flexible Premium Variable Life Insurance Policy, previously filed as Exhibit A(10)(b) to Post-Effective Amendment No. 5, March 2, 1990.

A(10)(c) Form of Short Form Application for Flexible Premium Variable Life Insurance Policy, previously filed as Exhibit A(10)(c) to Post-Effective Amendment No. 5, March 2, 1990.

A(10)(d) Form of Application Supplement for Flexible Premium Variable Life Insurance Policy, previously filed as Exhibit A(10)(d) to Post-Effective Amendment No. 22, December 23, 1996.**

2.           See Exhibit A(5).

3. Opinion and consent of James D. Gallagher, Esq., General Counsel of The Manufacturers Life Insurance Company of America, previously filed as Exhibit 3 to Post-Effective Amendment
             No. 22, December 23, 1996.**

4. No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.

5.           Not applicable.

6. Opinion and consent of John R. Ostler, Vice-President, Chief Actuary and Treasurer of The Manufacturers Life Insurance Company of America.**

7. Form of notice of short term cancellation right and request for refund, previously filed as Exhibit 7 to pre-Effective Amendment No. 1, August 13, 1987.

8(a). Form of notice of right of surrender and refund, previously filed as Exhibit 8 to Pre-Effective Amendment No. 1, August 13, 1987.

8(b). Form of notice of right of surrender and refund (face amount increase), previously filed as Exhibit 8(b) to Post-Effective Amendment No. 9, February 28, 1992.

9. Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies, previously filed as Exhibit
             9 to Post-Effective Amendment No. 21, October 31, 1996.**

10.          Consent of Ernst & Young LLP.**

11.          Consent of Jones & Blouch L.L.P.**


12. Power of Attorney. Incorporated by reference to Exhibit 12 to Post Effective Amendment No. 10 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on February 28, 1997 (File No. 33-52310)

13.          Financial Data Schedules.**

** Filed Electronically

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 the registrant, SEPARATE ACCOUNT FOUR OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and the depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, certify that the registrant meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the registration statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of the depositor to be hereunto affixed and attested, all in the City of Toronto, Province of Ontario, Canada, on the 28th day of April, 1997.


                           SEPARATE ACCOUNT FOUR OF THE
                           MANUFACTURERS LIFE INSURANCE
                           COMPANY OF AMERICA
                           --------------------------------
                           (Registrant)

                           By: THE MANUFACTURERS LIFE
                           INSURANCE COMPANY OF AMERICA
                           ----------------------------
                           (Depositor)

                           By: /s/ Donald A. Guloien
                               -----------------------------
                               DONALD A. GULOIEN
                               President


 [SEAL]                    THE MANUFACTURERS LIFE INSURANCE
                           COMPANY OF AMERICA

                           By: /s/ Donald A. Guloien
                               -----------------------------
                           DONALD A. GULOIEN
                           President

Attest

/s/ James D. Gallagher
----------------------
JAMES D. GALLAGHER
Secretary

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities indicated on this 28th day of April 1997.




 Signature                        Title                               Date
-----------                      -------                             ------


          *                  Chairman and Director
----------------------                                        ---------------------
JOHN D. RICHARDSON

          *                  President and Director
----------------------       (Principal Executive Officer)     ---------------------
DONALD A. GULOIEN


          *                  Director
----------------------                                        ---------------------
SANDRA M. COTTER


/s/ James D. Gallagher       Director
----------------------                                        ---------------------
JAMES D. GALLAGHER


          *                  Director
----------------------                                        ---------------------
BRUCE GORDON


          *                  Director
----------------------                                        ---------------------
JOSEPH J. PIETROSKI


          *                  Director                         ----------------------
----------------------
THEODORE KILKUSKIE, JR.


          *                  Vice President, Finance
----------------------       (Principal Financial and         ---------------------
DOUGLAS H. MYERS             Accounting Officer)


* /s/ James D. Gallagher
 ----------------------                                       ---------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney



EXHIBIT INDEX

                                                       Page in Sequential
                                                       Numbering System
                                                       Where Exhibit
Exhibit No.        Description                         Located


27                 Financial Data Schedules.


99.1-A(1)          Resolutions of Board               Previously filed as
                   of Directors of The                Exhibit A(1) to Regis-
                   Manufacturers Life                 trant's registration
                   Insurance Company of               statement on Form S-6,
                   America establishing               April 24, 1987.
                   Separate Account Four

99.1-A(3)(a)(i)    Distribution Agreement             Previously filed as
                   between The Manufacturers          Exhibit (A)(3)(a) to
                   Life Insurance Company of          Pre-Effective Amendment
                   America and ManEquity, Inc.        No. 1, August 13, 1987.

99.1-A(3)(a)(ii)   Amendment to Distribution          Previously filed as
                   Agreement.                         Exhibit A(3)(a)(ii) to
                                                      Post-Effective Amendment
                                                      No.9, February 28, 1992.

99.1-A(3)(b)(i)    Specimen agreement                 Previously filed as
                   between ManEquity, Inc.            Exhibit A(3)(b)(i) to
                   and registered repre-              Post-Effective Amendment
                   sentatives.                        No. 9, February 28, 1992.

99.1-A(3)(b)(ii)   Specimen agreement                 Previously filed as
                   between ManEquity, Inc.            Exhibit A(3)(b)(ii) to
                   and dealers.                       Post-Effective Amendment
                                                      No. 11, February 26, 1993.

99.1-A(3)(c)       Schedule of Sales                  Previously filed as
                   Commissions.                       Exhibit A(3)(c) to
                                                      Post-Effective Amendment
                                                      No. 9, February 28, 1992.

99.1-A(5)(a)       Form of Flexible Premium           Previously filed as
                   Variable Life Insurance            Exhibit A(5) to Pre-
                   Policy, as amended                 Effective Amendment
                                                      No. 2, November 19, 1987.

99.1-A(5)(b)       Endorsement to Flexible            Previously filed as
                   Premium Variable Life              Exhibit A(5)(b) to Post-
                   Insurance Policy.                  Effective Amendment
                                                      No. 9, February 28, 1992.

99.1-A(5)(c)       Endorsement to Flexible            Previously filed as
                   Premium Variable Life              Exhibit A(5)(c) to Post-
                   Insurance Policy re                Effective Amendment No.
                   redomestication.                   11, February 26, 1993.

99.1-A(5)(d)       Endorsement No. 770-9ua
                   to Flexible Premium
                   Variable Life
                   Insurance Policy.

99.1-A(6)(a)       Restated Articles of               Incorporated by reference
                   Redomestication of The             to Exhibit 3(a)(i) to Post
                   Manufacturers Life                 Effective Amendment No. 6
                   Insurance Company of               to the Registration
                   America. * *                       Statement on Form S-1
                                                      filed by The
                                                      Manufacturers Life
                                                      Insurance Company
                                                      of America on December 9,
                                                      1996 (File No. 33-57020).


99.1-A(6)(b)       By-Laws of The Manu-               Incorporated by reference
                   facturers Life Insurance           to Exhibit (3)(b)(i) to
                   Company of America. * *            Post Effective Amendment
                                                      No. 6 to the Registration
                                                      Statement on Form S-1
                                                      filed by The
                                                      Manufacturers Life
                                                      Insurance Company of
                                                      America on December 9,
                                                      1996 (File No. 33-57020).

99.1-A(8)(a)       Service Agreement between          Previously filed as
                   The Manufacturers Life             Exhibit 1.A(8)(a) to
                   Insurance Company of               Post-Effective Amend-
                   America and The Manu-              ment No. 7 to the
                   facturers Life Insurance           registration statement
                   Company.                           on Form N-4 of Separate
                                                      Account One of The
                                                      Manufacturers Life
                                                      Insurance Company of
                                                      America (File No.
                                                      2-88607), March 2, 1989.

99.1-A(8)(a)(i)    Amendment to Service               Previously filed as
                   Agreement                          Exhibit A(8)(a)(i) to
                                                      Post-Effective Amendment
                                                      No. 11, February 26, 1993.

99.1-A(8)(a)(ii)   Amendments to Service              Previously filed as
                   Agreement:                         May 31, 1993 Exhibit
                   and June 30, 1993                  A(8)(ii) to
                                                      Post-Effective Amendment
                                                      No. 13, March 1, 1994.


99.1-A(8)(b)       Stoploss Reinsurance               Previously filed as
                   Agreement between The              Exhibit A(8)(b) to
                   Manufacturers Life                 Pre-Effective Amend-
                   Insurance Company of               ment No. 1, August 13,
                   America and The Manu-              1987.
                   facturers Life Insurance
                   Company.


99.1-A(8)(c)       Automatic Coinsurance              Previously filed as
                   Agreement between The              Exhibit (7) to Pre-
                   Manufacturers Life                 Effective Amendment
                   Insurance Company of               No. 1 to the regis-
                   America and The Manu-              tration statement on
                   facturers Life Insurance           Form N-4 of Separate
                   Company.                           Account Two of The Manu-
                                                      facturers Life Insurance
                                                      Company of America
                                                      (File No. 33-14499),
                                                      September 4, 1987.

99.1-A(8)(d)       Service Agreement between          Previously filed as
                   between The Manufacturers          Exhibit A(8)(d) to Post-
                   Life Insurance Company and         Effective Amendment
                   ManEquity, Inc. dated              No. 14, April 26, 1994.
                   January 2, 1991 as amended
                   March 1, 1994.

99.1-A(10)(a)      Form of Application for            Previously filed as
                   Flexible Premium Variable          Exhibit A(10)(a) to Post
                   Life Insurance Policy. * *         Effective Amendment No.
                                                      20, April 26, 1996.

99.1-A(10)(b)      Form of Streamlined                Previously filed as
                   Application for Flexible           Exhibit A(10)(b) to Post
                   Premium Variable Life              Effective Amendment No.
                   Insurance Policy. * *              5, March 2, 1990.

99.1-A(10)(c)      Form of Short Form                 Previously filed as
                   Application for Flexible           Exhibit A(10)(c) to
                   Premium Variable Life              Post-Effective Amend-
                   Insurance Policy.                  ment No. 5, March 2, 1990.

99.1-A(10)(d)      Form of Application                Previously filed as
                   Supplement for Flexible            Exhibit A(10)(d) to
                   Premium Variable Life              Post-Effective Amendment
                   Insurance Policy. * *              No. 22, December 23, 1996.

99.2.              See Exhibit A(5).

99.3.              Opinion and consent of             Previously filed as
                   James D. Gallagher, Esq.,          Exhibit 3 to
                   General Counsel of The             Post-Effective Amendment
                   Manufacturers Life Insurance       No. 22, December 23, 1996.
                   Company of America. * *

99.4.              No financial statements
                   are omitted from the
                   prospectus pursuant to instruction
                   1(b) or (c) of Part I.

99.5.              Not applicable.

99.6.              Opinion and consent of
                   John R. Ostler, Vice-
                   President, Chief Actuary
                   and Treasurer of The Manu-
                   facturers Life Insurance
                   Company of America.**

99.7.              Form of notice of short-           Previously filed as
                   term cancellation right            Exhibit 7 to Post-
                   and request for refund.            Effective Amendment
                                                      No. 9, February 28, 1992.

99.8(a).           Form of notice of right            Previously filed as
                   of surrender and refund.           Exhibit 8 to Pre-
                                                      Effective Amendment No.
                                                      1, August 13, 1987.

99.8(b).           Form of notice of right            Previously filed as
                   of surrender and refund            Exhibit 8(b) to Post-
                   (face amount increase).            Effective Amendment
                                                      No. 9, February 28, 1992.

99.9.              Memorandum Regarding               Previously filed as
                   Issuance, Face Amount              Exhibit 9 to Post-
                   Increase, Redemption               Effective Amendment
                   and Transfer Procedures            No. 21, October 31, 1996.
                   for the Policies**


99.12.             Power of Attorney**                Incorporated by reference
                                                      to Exhibit 12 to Post
                                                      Effective Amendment
                                                      No. 10 to the Registration
                                                      Statement on Form S-6
                                                      filed by The Manufacturers
                                                      Life Insurance Company of
                                                      America on February 28,
                                                      1997 (File No. 33-52310.



99.C1.             Consent of Ernst &
                   Young LLP.

99.C6.             Consent of Jones &
                   Blouch L.L.P.


** Filed Electronically.